                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No. 333-66114


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
      WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY (B-2729-PRO (R 4/03))
                          PROSPECTUS DATED MAY 1, 2003

THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS.

THE DATE OF THE PROSPECTUS IS CHANGED TO OCTOBER 14, 2003.

ALL REFERENCES IN THE PROSPECTUS TO THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO OCTOBER 14, 2003.

THE FOLLOWING REPLACES THE FEE TABLES ON PAGE 7 OF THE PROSPECTUS:

                                   FEE TABLES

The following describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options.

MAXIMUM OWNER TRANSACTION EXPENSES
----------------------------------
MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF
EACH PURCHASE PAYMENT)(1)..............................   7%

Transfer Fee...    No charge for first 15 transfers each contract year;
                   thereafter, fee is $25 ($10 in Pennsylvania and Texas)
                   per transfer.

The following describes the fees and expenses that you may pay periodically during the time that you own the contract, not including Underlying Fund fees and expenses which are outlined in the next section.

CONTRACT MAINTENANCE FEE
  $35 each year ($30 in North Dakota) (waived for contracts over $50,000)

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

Mortality Risk Charge ..................................................   1.05%
Expense Risk Charge ....................................................   0.35%
Distribution Expense Charge ............................................   0.15%
Optional Estate Rewards Fee(2) .........................................   0.15%
Optional Earnings Advantage  Fee(2) ....................................   0.25%
                                                                           ----
  TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES ...............................   1.95%
                                                                           ====

ADDITIONAL OPTIONAL FEATURE FEE
  You may elect either the Income Protector or Capital Protector feature described below.

OPTIONAL INCOME PROTECTOR FEE

  Annual Fee as a % of your Income Benefit Base(3) .....................   0.10%

OPTIONAL CAPITAL PROTECTOR FEE(4)

Contract Year(5)                                Annualized Charge(5)
----------------                                --------------------
  0-5.......................................            0.60%
  6-10......................................            0.40%
  11+ ......................................            NONE

Footnotes to the Fee Table:

1 Withdrawal Charge Schedule as a percentage of each Purchase Payment) declines over 3 years as follows

YEARS: ............    1         2         3         4
                       7%        6%        6%        0%

2 Estate Rewards, an enhanced death benefit feature, is optional. It offers a choice of one of two optional enhanced death benefits. Earnings Advantage is also an optional enhanced death benefit feature. If elected, the fee for each chosen feature is an annualized charge that is deducted daily from your net asset value. If you do not elect either enhanced death benefit option, your total separate account annual expenses would be 1.55%. The Earnings Advantage can only be elected if the Estate Rewards is also elected.

3 The Income Protector is optional and if elected, the fee is deducted annually from your contract value. The Income Benefit Base, which is described more fully in the prospectus is generally calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding Purchase Payments made since the prior contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals.

4 The Capital Protector feature is optional and if elected, the fee is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract. The fee is deducted from your contract value at the end of the first contract quarter and quarterly thereafter.

5 If you are a resident of Washington or Oregon, the following charges apply: 0.60% for Years 0-7, .20% for Years 8-10, no charge for Years 11+.

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                               PORTFOLIO EXPENSES

TOTAL ANNUAL UNDERLYING PORTFOLIO EXPENSES                                             MINIMUM     MAXIMUM
------------------------------------------                                             -------     -------
(expenses that are deducted from Underlying Funds of the Trusts,
  including management fees, other expenses and 12b-1 fees if applicable)..........     0.80%       1.66%

THE FOLLOWING REPLACES THE EXAMPLES LISTED UNDER THE SECTION ENTITLED MAXIMUM EXPENSE EXAMPLES ON PAGE 8 OF THE PROSPECTUS:

(1) If you surrender your contract at the end of the applicable time period and you elect the optional Estate Rewards death benefit (0.15%), the optional Earnings Advantage benefit (0.25%), and Capital Protector (0.60% Years 0 - 5, 0.40% Years 6-10) features:

1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
------                  -------                 -------                 --------
$1,128                  $ 1,892                 $ 2,170                 $  4,400
======                  =======                 =======                 ========

(2) If you annuitize your contract:

1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
------                  -------                 -------                 --------
$  324                  $   989                 $ 1,678                 $  3,512
======                  =======                 =======                 ========

(3) If you do not surrender your contract and you elect the optional Estate Rewards death benefit (0.15%), the optional Earnings Advantage benefit (0.25%) and Capital Protector (0.60% Years 0 - 5, 0.40% Years 6-10) features:

1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
------                  -------                 -------                 --------
$  428                  $ 1,292                 $ 2,170                 $  4,400
======                  =======                 =======                 ========

THE FOLLOWING REPLACES THE EXAMPLES LOCATED UNDER THE SECTION ENTITLED MINIMUM EXPENSE EXAMPLES ON PAGE 8 OF THE PROSPECTUS:

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
------                  -------                 -------                 --------
$  943                  $ 1,348                 $ 1,280                 $  2,736
======                  =======                 =======                 ========

(2) If you annuitize your contract:

1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
------                  -------                 -------                 --------
$  238                  $   733                 $ 1,255                 $  2,686
======                  =======                 =======                 ========

(3) If you do not surrender your contract and do not elect any optional features:

1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
------                  -------                 -------                 --------
$  243                  $   748                 $ 1,280                 $  2,736
======                  =======                 =======                 ========

THE FOLLOWING REPLACES ITEM 3 AND ADDS A NEW ITEM 4 IN THE SECTION ENTITLED EXPLANATION OF FEE TABLES AND EXAMPLES ON PAGE 8 OF THE PROSPECTUS:

      3. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. If you elected the Income Protector program, instead of the Capital Protector program, your expenses would be lower than those shown in these tables. The fee for the Capital Protector and Income Protector features are not calculated as a percentage of your daily net asset value, but on other calculations more fully described in the prospectus.

      4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE FOLLOWING SHOULD BE ADDED SUBSEQUENT TO THE SECTION ENTITLED ALLOCATION OF PURCHASE PAYMENTS AND PRIOR TO THE SECTION ENTITLED ACCUMULATION UNITS ON PAGE 11 OF THE PROSPECTUS:

CAPITAL PROTECTOR

The Capital Protector is an optional feature of your variable annuity. If you elect this feature, for which you will be charged an annualized fee, at the end of applicable waiting period your contract will be worth at least the amount of your initial Purchase Payment (less adjustments for withdrawals). The Capital Protector may offer protection in the event that your contract value declines due to unfavorable investment performance in your contract. The Capital Protector feature has rules and restrictions, which are discussed more fully, below.

      ELECTION OF THE FEATURE

You may only elect this feature at the time your contract is issued, so long as the applicable waiting period prior to receiving the benefit ends before your latest Annuity Date. You can elect this feature at the time of your contract application. The effective date for this feature will be your contract issue date. Capital Protector is not available if you elect the Income Protector program. SEE INCOME PROTECTOR in the prospectus.

The Capital Protector feature may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability.

      APPLICABLE WAITING PERIOD AND BENEFIT DATE

If you elect the Capital Protector, at the end of the applicable waiting period we will evaluate your contract to determine if a Capital Protector benefit is payable to you. The applicable waiting period is ten full contract years from your contract issue date. The last day in the waiting period is your benefit date, the date on which we will calculate any Capital Protector benefit payable to you.

      TERMINATION

Generally, this feature and its corresponding charge cannot be terminated prior to the end of the waiting period. The feature terminates automatically following the end of the waiting period. In addition, the Capital Protector will no longer be available and no benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the waiting period.

      CALCULATION OF THE BENEFIT

The Capital Protector is a one-time adjustment to your contract value in the event that your contract value at the end of the waiting period is less than the guaranteed amount. The amount of the benefit payable to you, if any, at the end of the waiting period will be based upon the amount of your initial Purchase Payment and may also include certain portions of subsequent Purchase Payments contributed to your contract over specified periods of time, as follows:

                                              Percentage of Purchase Payments
Time Elapsed Since                                    Included in the
Effective Date                             Capital Protector Benefit Calculation
--------------                             -------------------------------------
0-90 days ..............................                     100%
 91+ days ..............................                       0%

THE CAPITAL PROTECTOR FEATURE MAY NOT GUARANTEE A RETURN OF ALL OF YOUR PURCHASE PAYMENTS. IF YOU PLAN TO ADD SUBSEQUENT PURCHASE PAYMENTS OVER THE LIFE OF YOUR CONTRACT, YOU SHOULD KNOW THAT THE CAPITAL PROTECTOR WOULD NOT PROTECT THE MAJORITY OF THOSE PAYMENTS.

The Capital Protector benefit calculation is equal to your Capital Protector Base, as defined below, minus your Contract Value on the benefit date. If the resulting amount is positive, you will receive a benefit under the feature. If the resulting amount is negative, you will not receive a benefit. Your Capital Protector Base is equal to (a) minus (b) where:

      (a) is the Purchase Payments received on or after the effective date multiplied by the applicable percentages in the table above, and;

      (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the effective date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

We will allocate any benefit amount contributed to the contract value on the benefit date to the WM Money Market portfolio. Any Capital Protector benefit paid is not considered a Purchase Payment for purposes of calculating other benefits. Benefits based on earnings, such as Earnings Advantage, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

SINCE THE CAPITAL PROTECTOR FEATURE MAY NOT GUARANTEE A RETURN OF ALL PURCHASE PAYMENTS AT THE END OF THE WAITING PERIOD, IT IS IMPORTANT TO REALIZE THAT SUBSEQUENT PURCHASE PAYMENTS MADE INTO THE CONTRACT MAY DECREASE THE VALUE OF THE CAPITAL PROTECTOR BENEFIT. For example, if near the end of the waiting period your Capital Protector Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Capital Protector Base on your benefit date, you will not receive any benefit even though you have paid for the Capital Protector feature throughout the waiting period. You should discuss subsequent Purchase Payments with your financial advisor as such activity may reduce the value of this Capital Protector benefit. Further, if you are using this contract to fund a qualified plan via salary reduction payments, you should consult your financial advisor before electing the Capital Protector feature.

      THE CAPITAL PROTECTOR FEE

Capital Protector is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted from your contract value on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. The annual fee is:

Contract Year           Annualized Charge *
-------------           -------------------
0-5 .................         0.60%
6-10 ................         0.40%
11+ .................         none

The annual fee for Washington and Oregon Residents is 0.60% for Years 0-7, 0.20% for Years 8-10 and no charge for Years 11+.

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

      EFFECT OF SPOUSAL CONTINUATION ON THE CAPITAL PROTECTOR FEATURE

If your qualified spouse chooses to continue this contract upon your death, this benefit cannot be terminated. The effective date, the waiting period and the corresponding benefit payment date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION in the prospectus.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE CAPITAL PROTECTOR FEATURE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

IN THE WM VARIABLE TRUST SECTION ON PAGES 13-14, THE WM REIT FUND IS NOW AVAILABLE FOR INVESTMENT.

The footnote to the "WM REIT Fund" on page 14 should be deleted.

THE FOLLOWING SHOULD BE ADDED SUBSEQUENT TO THE SECTION ENTITLED TRANSFER FEE LOCATED IN THE EXPENSES SECTION AND PRIOR TO THE OPTIONAL DEATH BENEFIT FEES SECTION ON PAGE 25 OF THE PROSPECTUS:

OPTIONAL CAPITAL PROTECTOR FEE

The fee for the Capital Protector feature is as follows:

Contract Year*                Annualized Charge
--------------                -----------------
0-5 .......................         0.60%
6-10 ......................         0.40%
11+ .......................         none

The fee is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract. The fee is deducted at the end of the first contract quarter and quarterly thereafter from your contract value.

* The annual fee for Washington and Oregon Residents is 0.60% for Years 0-7, 0.20% for Years 8-10 and no charge for Years 11+.

THE FOLLOWING SENTENCE SHOULD BE ADDED AS A NEW PARAGRAPH AT THE END OF THE SECTION ENTITLED THE INCOME PROTECTOR FEATURE AND PRIOR TO THE SECTION ENTITLED HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME ON PAGE 29 OF THE
PROSPECTUS:

If you elect Capital Protector, you may not elect to participate in the Income Protector program.

THE FOLLOWING SENTENCE SHOULD BE DELETED FROM THE SECTION ENTITLED FEES ASSOCIATED WITH THE INCOME PROTECTOR ON PAGE 30 OF THE PROSPECTUS:

Additionally, if you fully surrender your contract prior to your contract anniversary, We will deduct the fee at the time of surrender based on your Income Benefit Base as of the surrender date.

Date: October 14, 2003


                Please keep this Supplement with your Prospectus.

                                                As filed pursuant to Rule 497
                                                under the Securities Act of
                                                1933 Registration No. 333-66114
                                                and 811-03859



                             [WM DIVERSIFIED LOGO]

                                   PROSPECTUS
                                  May 1, 2003

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACT
                                   issued by
                           VARIABLE SEPARATE ACCOUNT
                                      and
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

The annuity contract has several investment choices - available fixed-interest investment options which offer interest rates guaranteed by AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life") (formerly, Anchor National Life Insurance Company) for different periods of time and variable investment portfolios. The variable portfolios are part of Anchor Series Trust ("AST"), the SunAmerica Series Trust ("SAST"), Van Kampen Life Investment Trust ("VKT") or the WM Variable Trust ("WMVT").

                     STRATEGIC ASSET MANAGEMENT PORTFOLIOS

FLEXIBLE INCOME PORTFOLIO                           WM ADVISORS, INC.                               WMVT
CONSERVATIVE BALANCED PORTFOLIO                     WM ADVISORS, INC.                               WMVT
BALANCED PORTFOLIO                                  WM ADVISORS, INC.                               WMVT
CONSERVATIVE GROWTH PORTFOLIO                       WM ADVISORS, INC.                               WMVT
STRATEGIC GROWTH PORTFOLIO                          WM ADVISORS, INC.                               WMVT

                                  EQUITY FUNDS

TECHNOLOGY PORTFOLIO                                    VAN KAMPEN                                  SAST
GLOBAL EQUITIES PORTFOLIO                   ALLIANCE CAPITAL MANAGEMENT, L.P.                       SAST
REIT FUND                                           WM ADVISORS, INC.                               WMVT
EQUITY INCOME FUND                                  WM ADVISORS, INC.                               WMVT
GROWTH & INCOME FUND                                WM ADVISORS, INC.                               WMVT
WEST COAST EQUITY FUND                              WM ADVISORS, INC.                               WMVT
MID CAP STOCK FUND                                  WM ADVISORS, INC.                               WMVT
GROWTH FUND                                    COLUMBIA MANAGEMENT COMPANY,                         WMVT
                                            JANUS CAPITAL MANAGEMENT LLC, AND
                                                  OPPENHEIMERFUNDS, INC.
SMALL CAP STOCK FUND                                WM ADVISORS, INC.                               WMVT
INTERNATIONAL GROWTH FUND                     CAPITAL GUARDIAN TRUST COMPANY                        WMVT
MFS MID-CAP GROWTH PORTFOLIO             MASSACHUSETTS FINANCIAL SERVICES COMPANY                   SAST
CAPITAL APPRECIATION PORTFOLIO              WELLINGTON MANAGEMENT COMPANY, LLP                      AST
ALLIANCE GROWTH PORTFOLIO                   ALLIANCE CAPITAL MANAGEMENT, L.P.                       SAST
VAN KAMPEN LIT COMSTOCK PORTFOLIO            VAN KAMPEN ASSET MANAGEMENT INC.                       VKT

                               FIXED-INCOME FUNDS

SHORT TERM INCOME FUND                              WM ADVISORS, INC.                               WMVT
U.S. GOVERNMENT SECURITIES FUND                     WM ADVISORS, INC.                               WMVT
INCOME FUND                                         WM ADVISORS, INC.                               WMVT
MONEY MARKET FUND                                   WM ADVISORS, INC.                               WMVT

You can put your money into any one or all of the Variable Portfolios and/or fixed investment options.

Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the WM Diversified Strategies(III) Variable Annuity.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.

The table of contents of the SAI appears on page 36 of this prospectus. For a free copy of the SAI, call Us at 1-877-311-WMVA (9682) or write Our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Anchor National Life Insurance Company changed its name to AIG SunAmerica Life Assurance Company, effective March 1, 2003.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

AIG SunAmerica Life's Annual Report on Form 10-K for the year ended December 31, 2002, is incorporated herein by reference.

All documents or reports filed by AIG SunAmerica Life under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

AIG SunAmerica Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342, File No. 033-47472.

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10048

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, AIG SunAmerica Life and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http:// www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

AIG SunAmerica Life will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the documents incorporated by reference. Requests for these documents should be directed to AIG SunAmerica Life's Annuity Service Center, as follows:

      AIG SunAmerica Life Assurance Company
      Annuity Service Center
      P.O. Box 54299
      Los Angeles, California 90054-0299
      Telephone Number: (800) 445-SUN2

SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to AIG SunAmerica Life's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for AIG SunAmerica Life's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of AIG SunAmerica Life in connection with the securities registered under this prospectus, AIG SunAmerica Life will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. AIG SunAmerica Life will be governed by final judgment of the issue. However, if in the opinion of AIG SunAmerica Life's counsel this issue has been determined by controlling precedent, AIG SunAmerica Life will not submit the issue to a court for determination.

TABLE OF CONTENTS

GLOSSARY....................................................    5
HIGHLIGHTS..................................................    6
FEE TABLES..................................................    7
   Owner Transaction Expenses...............................    7
   Annual Separate Account Expenses.........................    7
   The Optional Estate Rewards Death Benefit Fee............    7
   The Optional Earnings Advantage Fee......................    7
   The Optional Income Protector Fee........................    7
   Portfolio Expenses.......................................    7
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................    8
THE WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY.........   10
PURCHASING A WM DIVERSIFIED STRATEGIES(III) VARIABLE
 ANNUITY....................................................   11
   Allocation of Purchase Payments..........................   11
   Accumulation Units.......................................   11
   Free Look................................................   12
   Exchange Offers..........................................   12
INVESTMENT OPTIONS..........................................   13
   Variable Portfolios......................................   13
   Anchor Series Trust......................................   13
   SunAmerica Series Trust..................................   13
   Van Kampen Life Investment Trust.........................   13
   WM Variable Trust........................................   13
   Fixed Investment Options.................................   14
   Transfers During the Accumulation Phase..................   15
   Dollar Cost Averaging....................................   16
   Asset Allocation Rebalancing Program.....................   17
   Voting Rights............................................   17
   Substitution.............................................   18
ACCESS TO YOUR MONEY........................................   18
   Free Withdrawal Provision................................   18
   Systematic Withdrawal Program............................   20
   Minimum Contract Value...................................   20
   Qualified Contract Owners................................   20
DEATH BENEFIT...............................................   20
   Standard Death Benefit...................................   21
   Estate Rewards Death Benefit(s)..........................   21
   Earnings Advantage.......................................   22
   Spousal Continuation.....................................   23
EXPENSES....................................................   24
   Separate Account Charges.................................   24
   Other Revenue............................................   24
   Withdrawal Charges.......................................   24
   Investment Charges.......................................   25
   Contract Maintenance Fee.................................   25
   Transfer Fee.............................................   25
   Optional Death Benefit Fees..............................   25
   Optional Income Protector Fee............................   25
   Premium Tax..............................................   25
   Income Taxes.............................................   26
   Reduction or Elimination of Charges and Expenses, and
     Additional Amounts Credited............................   26
INCOME OPTIONS..............................................   26
   Annuity Date.............................................   26
   Income Options...........................................   26
   Allocation of Annuity Payments...........................   27
   Transfers During the Income Phase........................   28
   Deferment of Payments....................................   28
   Income Protector.........................................   28
TAXES.......................................................   31
   Annuity Contracts in General.............................   31
   Tax Treatment of Distributions--Non-Qualified
     Contracts..............................................   31
   Tax Treatment of Distributions--Qualified Contracts......   31
   Minimum Distributions....................................   32
   Tax Treatment of Death Benefits..........................   33
   Contracts Owned by a Trust or Corporation................   33
   Gifts, Pledges and/or Assignments of a Contract..........   33
   Diversification and Investor Control.....................   33
PERFORMANCE.................................................   34
OTHER INFORMATION...........................................   34
   AIG SunAmerica Life......................................   34
   The Separate Account.....................................   35
   The General Account......................................   35
   Distribution of the Contract.............................   35
   Administration...........................................   35
   Legal Proceedings........................................   36
   Ownership................................................   36
   Independent Accountants..................................   36
   Registration Statement...................................   36
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   36

APPENDIX A--MARKET VALUE ADJUSTMENT.........................  A-1
APPENDIX B--DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION...  B-1
APPENDIX C--HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE
 INCOME PROTECTOR PROGRAM...................................  C-1
APPENDIX D--EXCHANGE OFFER..................................  D-1
APPENDIX E--CONDENSED FINANCIAL INFORMATION.................  E-1

GLOSSARY

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, We define them in this glossary.

ACCUMULATION PHASE--The period during which you invest money in your contract.

ACCUMULATION UNITS--A measurement We use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S)--The person(s) on whose life (lives) We base annuity payments.

ANNUITY DATE--The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS--A measurement We use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY(IES)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY--AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"), We, Us, the issuer of this annuity contract.

INCOME PHASE--The period during which We make annuity payments to you.

IRS--The Internal Revenue Service.

LATEST ANNUITY DATE--Your 95th birthday or your tenth contract anniversary, whichever is later.

NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PURCHASE PAYMENTS--The money you give Us to buy the contract, as well as any additional money you give Us to invest in the contract after you own it.

QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").

VARIABLE PORTFOLIOS--A sub-account of Variable Separate Account which provides for the variable investment options available under the contract. Each has a distinct investment objective and is invested in the underlying investment portfolios of the Anchor Series Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust or the WM Variable Trust as applicable. The underlying investment portfolios are referred to as "Underlying Funds."

         AIG SUNAMERICA LIFE OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY
           PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH
         PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT
         DIFFERENT FEES, CHARGES, AND EXPENSES. WHEN WORKING WITH YOUR INVESTMENT REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE
        FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST
         APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT
                                 SAVINGS GOALS.

HIGHLIGHTS

The WM Diversified Strategies(III) Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company (AIG SunAmerica Life). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that We receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY below.

EXPENSES: There are fees and charges associated with the contract. Each year, We deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.55% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract We may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for three complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY and EXPENSES below.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES below.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Optional enhanced death benefits are also available. Please see DEATH BENEFITS below.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS below.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

INQUIRIES: If you have questions about your contract call your investment representative or contact Us at AIG SunAmerica Life Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: 1 (877) 311-WMVA
(9682).

Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the contract, as well as the risks of investing.

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                                   FEE TABLES
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE
  PAYMENT)(1)...............................................   7%

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment)

YEARS:..................................................    1      2      3     4+
                                                            7%     6%     6%     0%

Transfer Fee......................
                    No charge for first 15 transfers each contract year; thereafter, fee is $25 ($10 in Pennsylvania and Texas) per transfer.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE UNDERLYING FUND FEES AND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE CHARGE

$35 each year ($30 in North Dakota) (waived for contracts over $50,000)

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

Mortality Risk Charge..............................  1.05%
Expense Risk Charge................................  0.35%
Distribution Expense Charge........................  0.15%
Optional Estate Rewards Fee(2).....................  0.15%
Optional Earnings Advantage Fee(2).................  0.25%
  TOTAL SEPARATE ACCOUNT
    ANNUAL EXPENSES................................  1.95%
                                                     ====

(2) Estate Rewards, an enhanced death benefit feature, is optional. It offers a choice of one of two optional enhanced death benefits. Earnings Advantage is also an optional enhanced death benefit feature. If elected, the fee for each chosen feature is an annualized charge that is deducted daily from your net asset value. If you do not elect either enhanced death benefit option, your total separate account annual expenses would be 1.55%.

OPTIONAL FEATURE FEE
OPTIONAL INCOME PROTECTOR FEE

Annual Fee as a % of your Income Benefit Base........     0.10%

The Income Protector is optional and if elected, the fee is deducted annually from your contract value. The Income Benefit Base, described more fully in the prospectus, is generally calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding purchase payments made since the prior contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals.

THE FOLLOWING SHOWS THE TOTAL MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                               PORTFOLIO EXPENSES

TOTAL ANNUAL UNDERLYING FUND EXPENSES                         MINIMUM   MAXIMUM
-------------------------------------                         -------   -------
(expenses that are deducted from Underlying Funds of the
  Trusts, including management fees, other expenses and
  service (12b-1) fees, if applicable)......................   0.80%     1.66%

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expenses, fees for optional features and expenses of the Underlying Funds of the Trusts.

The Example assumes that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the Underlying Funds of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.95% AND INVESTMENT IN AN UNDERLYING FUND WITH TOTAL EXPENSES OF 1.66%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional Estate Rewards death benefit (0.15%), the optional Earnings Advantage benefit (0.25%), and Income Protector (0.10%) features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
$1,078   $1,749    $1,939     $4,002
-------------------------------------
-------------------------------------

(2) If you do not surrender your Contract and you elect the optional Estate Rewards death benefit (0.15%), the optional Earnings Advantage benefit (0.25%), and Income Protector (0.10%) features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $378    $1,149    $1,939     $4,002
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-------------------------------------

(3) If you annuitize your Contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $324     $989     $1,678     $3,512
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-------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.55% AND INVESTMENT IN AN UNDERLYING FUND WITH TOTAL EXPENSES OF 0.80%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
$ 943    $1,348    $1,280     $2,736
-------------------------------------
-------------------------------------

(2) If you do not surrender your Contract and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
2$43..    $748     $1,280     $2,736
-------------------------------------
-------------------------------------

(3) If you annuitize your Contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $238     $733     $1,255     $2,686
-------------------------------------
-------------------------------------

                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. We converted the contract maintenance charge to a percentage (0.05%). The actual impact of the maintenance charge may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.
2. The Examples assume that no transfer fees were imposed. Premium taxes are not reflected but may be applicable.
3. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY
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An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: You do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawn. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial advisor.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request Us to start making payments to you out of the money accumulated in your contract.

The Contract is called a "variable" annuity because it allows you to invest in variable investment portfolios which We call Variable Portfolios. The Variable Portfolios have specific investment objectives and their performance varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolio(s) in which you invest.

The Contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life.

For more information on the Variable Portfolios and fixed account options available under this contract, SEE INVESTMENT OPTIONS BELOW.

AIG SunAmerica Life issues the WM Diversified Strategies(III) Variable Annuity. When you purchase a WM Diversified Strategies(III) Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. WM Diversified Strategies(III) Variable Annuity may not currently be available in all states. Please check with your financial advisor regarding availability in your state.

This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 3 years. Because of the potential penalty, you should fully discuss all of the benefits and risks of this contract with your financial advisor prior to purchase.

PURCHASING A WM DIVERSIFIED STRATEGIES(III)
VARIABLE ANNUITY
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An initial Purchase Payment is the money you give Us to buy a contract. Any additional money you give Us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes.

                                              MINIMUM          MINIMUM SUBSEQUENT
                       MINIMUM INITIAL       SUBSEQUENT        PURCHASE PAYMENT--
                       PURCHASE PAYMENT   PURCHASE PAYMENT   AUTOMATIC PAYMENT PLAN
                       ----------------   ----------------   ----------------------
Qualified                  $ 2,000              $250                  $100
Non-Qualified              $10,000              $500                  $100

WE REQUIRE COMPANY APPROVAL PRIOR TO ACCEPTING PURCHASE PAYMENTS GREATER THAN $1,000,000. SUBSEQUENT PURCHASE PAYMENTS THAT WOULD CAUSE TOTAL PURCHASE PAYMENTS IN ALL CONTRACTS ISSUED BY AIG SUNAMERICA LIFE OR ITS AFFILIATES TO THE SAME OWNER (OR ANNUITANT, IF THE OWNER IS A NON-NATURAL PERSON) TO EXCEED THESE LIMITS ARE ALSO SUBJECT TO COMPANY PREAPPROVAL. WE RESERVE THE RIGHT TO CHANGE THE AMOUNT AT WHICH PREAPPROVAL IS REQUIRED, AT ANY TIME. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $100.

In general, We will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to Us that the minimum distribution required by the federal tax code is being made. In addition, We may not issue a contract to anyone age 86 or older (unless state law requires otherwise). Neither Estate Rewards nor Earnings Advantage is available to you if you are age 81 or older at the time of contract issue.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued in contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed accounts and/or Variable Portfolio(s) according to your instructions. If We receive a Purchase Payment without allocation instructions, We will invest the money according to the last future payment allocation instructions provided by you. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, We must receive your completed application and/or Purchase Payment allocation instructions and any other required paper work at Our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If We do not have complete information necessary to issue your contract, We will contact you. If We do not have the information necessary to issue your contract within 5 business days We will:

     - Send your money back to you; or

     - Ask your permission to keep your money until We get the information necessary to issue the contract.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the Variable Portfolio(s) you select. In order to keep track of the value of your contract, We use a unit of measure called an Accumulation Unit which works like a share of a mutual fund. During the Income Phase, We call them Annuity Units.

An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day We receive your money if We receive it before 1:00 p.m. Pacific Time ("PT") and on the next day's unit value if We receive your money after 1:00 p.m. PT. We calculate an Accumulation Unit for each Variable Portfolio after the NYSE closes each day. We do this by:

     1. determining the total value of money invested in a particular Variable Portfolio;

     2. subtracting from that amount any asset-based charges and any other charges such as taxes We have deducted; and

     3.  dividing this amount by the number of outstanding Accumulation Units.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Alliance Growth Portfolio. We determine that the value of an Accumulation Unit for the Alliance Growth Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for the Alliance Growth Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to Our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. If you decide to cancel your contract during the free look period, generally, We will refund to you the value of your contract on the day We receive your request. The amount refunded to you may be more or less than your original investment.

Certain states require Us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, We reserve the right to put your money in the Money Market investment option during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, We do not put your money in the Money Market investment option during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, We return the greater of (1) your Purchase Payments; or (2) the value of your contract. At the end of the free look period, We allocate your money according to your instructions.

EXCHANGE OFFERS

From time to time, We may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an Exchange Offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.

EXCHANGE OFFER FROM WM ADVANTAGE VARIABLE ANNUITY ISSUED BY AMERICAN GENERAL LIFE INSURANCE COMPANY TO WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY

Certain owners of the WM Advantage variable annuity issued by AIG SunAmerica Life's affiliate American General Life Insurance Company ("Advantage Contract") may have the opportunity to exchange the Advantage Contract for a newer variable annuity issued by AIG SunAmerica Life Assurance Company. The newer annuity being offered in this Exchange Offer is the WM Diversified Strategies(III) variable annuity, described in this prospectus; however, all Variable Portfolios may not be available for exchanged assets.

This Exchange Offer is only made to Advantage Contract owners whose Advantage Contracts are completely out of the surrender charge period at the time of the exchange. Upon purchasing the WM Diversified Strategies(III) contract in exchange for the Advantage Contract, surrender charges will not apply to the exchanged values in the new contract and will be waived on new Purchase Payments made into the WM Diversified Strategies(III) variable annuity. We will pay lower compensation to investment representatives on sales of WM Diversified Strategies(III) that are part of this Exchange Offer. For a comparison of the features and benefits of the Advantage Contract to the WM Diversified Strategies(III) contract, please see Appendix D.

INVESTMENT OPTIONS
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The contract offers variable investment options which We call Variable Portfolios, and fixed investment options. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the fixed investment options. The Variable Portfolios are only available through the purchase of certain variable annuities. A mixture of your investment in the Variable Portfolios and fixed account options may lower the risk associated with investing only in a variable investment option.

VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the Anchor Series Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust and the WM Variable Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by AIG SunAmerica Life, and other affiliated/unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. Each Trusts' adviser monitors the Trust for potential conflicts.

ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the AST Portfolio. AST contains Variable Portfolios in addition to those listed below which are not available for investment under this contract.

SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SAST Portfolios. SAST contains Variable Portfolios in addition to those listed below which are not available for investment under this contract.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Asset Management Inc. provides investment advice for the VKT portfolios. VKT contains investments portfolios in addition to the one listed here which are not available for investment under this contract.

WM VARIABLE TRUST

WM Advisors, Inc. serves as adviser for the WMVT Funds and also hires subadvisers to manage the day-to-day operations of certain investment options.

The Variable Portfolios along with their respective subadvisers are listed below:

STRATEGIC ASSET MANAGEMENT PORTFOLIOS
Flexible Income Portfolio                WM Advisors, Inc.                        WMVT
Conservative Balanced Portfolio          WM Advisors, Inc.                        WMVT
Balanced Portfolio                       WM Advisors, Inc.                        WMVT
Conservative Growth Portfolio            WM Advisors, Inc.                        WMVT
Strategic Growth Portfolio               WM Advisors, Inc.                        WMVT

EQUITY FUNDS
Technology Portfolio                     Van Kampen                               SAST
Global Equities Portfolio                Alliance Capital Management, L.P.        SAST
REIT Fund*                               WM Advisors, Inc.                        WMVT
Equity Income Fund                       WM Advisors, Inc.                        WMVT
Growth & Income Fund                     WM Advisors, Inc.                        WMVT
West Coast Equity Fund                   WM Advisors, Inc.                        WMVT
Mid Cap Stock Fund                       WM Advisors, Inc.                        WMVT
Growth Fund                              Columbia Management Company,             WMVT
                                         Janus Capital Management LLC, and
                                         OppenheimerFunds, Inc.
Small Cap Stock Fund                     WM Advisors, Inc.                        WMVT
International Growth Fund                Capital Guardian Trust Company           WMVT
MFS Mid-Cap Growth Portfolio             Massachusetts Financial Services Company SAST
Capital Appreciation Portfolio           Wellington Management Company, LLP       AST
Alliance Growth Portfolio                Alliance Capital Management, L.P.        SAST
Van Kampen LIT Comstock Portfolio        Van Kampen Asset Management Inc.         VKT

FIXED-INCOME FUNDS
Short Term Income Fund                   WM Advisors, Inc.                        WMVT
U.S. Government Securities Fund          WM Advisors, Inc.                        WMVT
Income Fund                              WM Advisors, Inc.                        WMVT
Money Market Fund                        WM Advisors, Inc.                        WMVT

---------------

* This Variable Portfolio is not available as of the date of this prospectus but will be made available for transfers or investment of Purchase Payments on or about July 1, 2003. Please check with your financial advisor regarding the Variable Portfolio's availability prior to that date.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED INVESTMENT OPTIONS

Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in Our sole discretion and We reserve the right to change the FAGPs that We make available at any time, unless state law requires Us to do otherwise. Please check with your financial advisor to learn if any FAGPs are currently offered.

There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     - CURRENT RATE: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     - RENEWAL RATE: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact Us within 30 days after the end of the current interest guarantee period and instruct Us as to where you would like the money invested. We do not contact you. If We do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

If you take money out of any available multi-year FAGP, before the end of the guarantee period, We make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, We credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, We post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. APPENDIX A SHOWS HOW WE CALCULATE AND APPLY THE MVA.

All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if We are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.

  DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the DCA fixed accounts ("DCAFA"), if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in Our sole discretion and We reserve the right to change to DCAFAs that We make available at any time, unless state law requires Us to do otherwise. See DOLLAR COST AVERAGING below for more information.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer funds between the Variable Portfolio(s) and the available fixed investment options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

Subject to certain rules, you may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through AIG SunAmerica's website (http://www.aigsunamerica.com). We currently allow 15 free transfers per contract year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the Automatic Asset Rebalancing Program do not count against your 15 free transfers.

We accept transfer requests by telephone or the internet unless you instruct Us otherwise. When receiving instructions over the telephone or the internet, We follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, We are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone. If We fail to follow Our procedures, We may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request in excess of 15 transfers per contract year must be submitted in writing by U.S. mail. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. We will process any transfer request as of the day We receive it, if received before close of the NYSE, generally at 1:00 p.m. PT. If the transfer request is received after the close of the NYSE, the request will be processed on the next business day.

Transfer requests required to be submitted by U.S. mail can only be cancelled in writing by U.S. mail. We will process a cancellation request only if it is received prior to or simultaneously with the original transfer request.

This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Funds in which the Variable Portfolios invest. These market timing strategies are disruptive to the Underlying Funds in which the Variable Portfolios invest and thereby potentially harmful to investors. If We determine, in Our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, We reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Regardless of the number of transfers you have made, We will monitor and may terminate your transfer privileges, after We notify you of the restriction in writing, if We determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors We will consider include:

- the dollar amount of the transfer;

- the total assets of the Variable Portfolio involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

We reserve the right to modify, suspend or terminate these transfer privileges at any time.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. There is no fee to participate in this program. Under the program you systematically transfer a set dollar amount or percentage from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. You may also systematically transfer the interest earned in the 1-year fixed account to any of the Variable Portfolios. Transfers occur on certain periodic schedules, such as monthly or weekly, and count against your 15 free transfers per contract year. The minimum transfer amount under the DCA program is $100 per transfer, regardless of the source account. Fixed account options are not available as target accounts for the DCA program.

We may also offer DCAFAs exclusively to facilitate this program. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payment into a DCAFA, We transfer all your money allocated to that account into the Variable Portfolio(s) over the selected period. You cannot change the option once selected.

We determine the amount of the transfers from the DCAFAs based on the total amount of money allocated to the account. For example, if you allocate $1,000 to the 1-year DCAFA, We completely transfer all of your money to the selected investment options over a period of ten months, so that each payment complies with the $100 per transfer minimum.

You may terminate a DCA program at any time. Upon termination of the DCA program, if money remains in the DCAFAs, We transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, We cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each month from the Money Market Fund to the Alliance Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

     MONTH    ACCUMULATION UNIT   UNITS PURCHASED
     -----    -----------------   ---------------
       1           $ 7.50               100
       2           $ 5.00               150
       3           $10.00                75
       4           $ 7.50               100
       5           $ 5.00               150
       6           $ 7.50               100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The automatic Asset Allocation Rebalancing Program addresses this situation. There is no fee to participate in this program. At your election, We periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. At your request, rebalancing occurs on a quarterly, semi-annual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year. We reserve the right to modify, suspend or terminate this program at any time.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of shares of the Trusts. However, when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, We must obtain your instructions on how to vote those shares. We vote all of the shares We own in proportion to your instructions. This includes any shares We own on Our own behalf. Should We determine that We are no longer required to comply with these rules, We will vote the shares in Our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, We may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if We receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

ACCESS TO YOUR MONEY
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Generally, We deduct a withdrawal charge applicable to any partial or total withdrawal and a MVA if a withdrawal comes from the 3-year fixed investment option prior to the end of a guarantee period. If you withdraw your entire contract value, We also deduct any applicable premium taxes and a contract maintenance fee. SEE EXPENSES BELOW. We calculate charges due on a total withdrawal on the day after We receive your request and other required paper work. We return your contract value less any applicable fees and charges.

The minimum partial withdrawal amount is $1,000 ($950 in Oregon). We require that the value left in any Variable Portfolio or fixed account be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide Us with different instructions, partial withdrawals will be made in equal amounts from each Variable Portfolio and the fixed investment option(s) in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, We reserve the right to defer payments for a withdrawal from a fixed investment option. Such deferrals are limited to no longer than six months.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that We allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of the full surrender (except in the state of Washington).

Purchase payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the third year will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES BELOW. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, We refer to two special terms. These are penalty free earnings and the total invested amount.

The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount are as follows:

- Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the part of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal, and

- Any prior withdrawals (including withdrawal charges on those withdrawals) of the total invested amount on which you already paid a surrender penalty.

When you make a withdrawal, We assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.

During the first year after We issue your contract your free withdrawal amount is the greater of (1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount. If you are a Washington resident, you may withdraw during the first contract year, the greater of (1); (2); or (3) interest earnings from the amounts allocated to the fixed account options, not previously withdrawn.

After the first contract year, you can take out the greater of the following amounts each year (1) your penalty-free earnings and any portion of your total invested amount no longer subject to withdrawal charge or (2) 10% of the portion of your total invested amount that has been in your contract for at least one year. If you are a Washington resident, your maximum free withdrawal amount, after the first contract year, is the greater of (1); (2); or (3) interest earnings from amounts allocated to the fixed account options, not previously withdrawn.

We calculate charges due on a total withdrawal on the day after We receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example We will assume a 0% growth rate over the life of the contract, no election of Estate Rewards, Earnings Advantage or Income Protection options selected and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In contract year 3 you request a full surrender of your contract. We will apply the following calculation,

A-(B x C)=D, where:

A=Your contract value at the time of your request for surrender ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
  ($100,000)
C=The withdrawal charge percentage applicable to the age of each Purchase
  Payment (6%)[B x C=$6,000]
D=Your full surrender value ($84,000)

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide Us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option(s) in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% federal penalty tax. SEE TAXES BELOW.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, We reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100. In the State of Oregon, the minimum withdrawal amount is $250 per withdrawal or the penalty free withdrawal amount. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with Our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, We may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, We will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES BELOW for a more detailed explanation.

DEATH BENEFIT
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If you should die during the Accumulation Phase, your Beneficiary will receive a death benefit. The death benefit options are discussed in detail below.

The death benefit is not paid after you are in the Income Phase. If you die during the Income Phase, your Beneficiary will receive any remaining guaranteed income payments in accordance with the income option you choose. SEE INCOME OPTIONS BELOW.

You select the Beneficiary to receive any amounts payable on death. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until We record the change.

We calculate and pay the death benefit when We receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death: (1) a certified copy of a death certificate; (2) a certified copy of a decree of court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death; or (4) any other proof satisfactory to Us.

The death benefit must be paid within 5 years of the date of death. The Beneficiary may, in the alternative, elect to have the death benefit payable in the form of an income payment. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Income payments must begin within one year of the owner's death. If the Beneficiary is the spouse of the deceased owner, he or she can elect to continue the contract, rather than receive a death benefit. SEE SPOUSAL CONTINUATION BELOW. If the Beneficiary does not elect a specific form of pay out within 60 days of Our receipt of all required paperwork and satisfactory proof of death, We pay a lump sum death benefit to the Beneficiary.

If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a trust), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.

This contract provides three death benefit options: the Standard Death Benefit which is automatically included in your contract for no additional fee, an optional enhanced death benefit called "Estate Rewards" which offers you the selection of one of two options. If you choose the Estate Rewards death benefit, you may also elect, for an additional fee, the Earnings Advantage feature. Your death benefit elections must be made at the time of contract application and the election cannot be terminated.

The term "Net Purchase Payment" is used frequently in explaining the death benefit options. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, We determine the percentage by which the withdrawal reduced contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking that withdrawal. The resulting percentage is then multiplied by the amount of total Purchase Payments and subtracted from the amount of total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment calculation.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, We determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

STANDARD DEATH BENEFIT

The Standard Death Benefit on your contract, is the greater of:

     1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the earlier of age 75 or the date of death, plus any Purchase Payments recorded after the earlier of age 75 or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the earlier of age 75 or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     2. the contract value on the date We receive all required paperwork and satisfactory proof of death.

ESTATE REWARDS DEATH BENEFIT(S)

For an additional fee, you may elect one of the Estate Rewards death benefits which can provide greater protection for your beneficiaries. You must choose between Option 1 and Option 2 at the time you purchase your contract and you cannot change your election at any time. The Estate Rewards death benefit is not available if you are age 81 or older at the time of contract issue. The fee for Estate Rewards death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTION 1 - 5% ACCUMULATION OPTION --

  THE DEATH BENEFIT IS THE GREATER OF:

     a. the contract value on the date We receive all required paperwork and satisfactory proof of death; or
     b. Net Purchase Payments compounded to the earlier of your 80th birthday or the date of death, at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments made over the life of your contract.

         If you die after your latest Annuity Date and you selected the 5% Accumulation Option, any death benefit payable under the contract will be the Standard Death Benefit as described above. Therefore, your beneficiary will not receive any benefit from Estate Rewards. This option may not be available in your state. Check with your investment representative regarding availability.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION --

  THE DEATH BENEFIT IS THE GREATEST OF:

     a.  Net Purchase Payments; or
     b. the contract value on the date We receive all required paperwork and satisfactory proof of death; or
     c. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

         If the Maximum Anniversary Value option was elected and you or the Continuing Spouse live to be age 90 or older, the death benefit will be the contract value because the Maximum Anniversary Value option ends at age 90. However, if you selected the Earnings Advantage benefit and death occurs after age 90 but before the latest annuity date at age 95, your beneficiary or Continuing Spouse will benefit from the Earnings Advantage.

EARNINGS ADVANTAGE

The Earnings Advantage benefit may increase the Estate Rewards death benefit amount. In order to elect Earnings Advantage, you must also elect Estate Rewards described above. The Earnings Advantage is available for an additional charge of 0.25% of the average daily ending value of the assets you have allocated to the Variable Portfolios. You are not required to elect the Earnings Advantage feature if you select Estate Rewards, but once elected, generally, it cannot be terminated. Further, if you elect both Estate Rewards and Earnings Advantage the combined charge will be 0.40% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

With the Earnings Advantage benefit, if you have earnings in your contract at the time of death, We will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Amount), to the death benefit payable.

The Contract Year of Death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage Amount, as set forth below:

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                                          EARNINGS ADVANTAGE                             MAXIMUM
      CONTACT YEAR OF DEATH                   PERCENTAGE                        EARNINGS ADVANTAGE AMOUNT
------------------------------------------------------------------------------------------------------------------
  Years 0 - 4                               25% of Earnings                   25% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------
  Years 5 - 9                               40% of Earnings                   40% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------
  Years 10+                                 50% of Earnings                   50% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of the Net Purchase Payments for the purpose of the Maximum Earnings Advantage Amount calculation.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the Earnings Advantage Percentage amount?
We determine the amount of the Earnings Advantage based upon a percentage of earnings in your contract at the time of your death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the date of death; and

     (2) equals Net Purchase Payments.

What is the Maximum Earnings Advantage?
The Earnings Advantage benefit is subject to a maximum dollar amount. The Maximum Earnings Advantage Amount is equal to a percentage of your Net Purchase Payments.

Earning Advantage is not available if you are age 81 or older at the time We issue your contract. Furthermore, a Continuing Spouse cannot benefit from Earnings Advantage if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The Earnings Advantage benefit is not payable after the latest Annuity Date. SEE INCOME OPTIONS BELOW.

Earnings Advantage may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.

In the state of Washington only the Maximum Anniversary Value component of the Estate Rewards death benefit is available. Neither the Purchase Payment Accumulation nor the Earnings Advantage is available in Washington. The fee charged for the Maximum Anniversary Value option in Washington is 0.15% of the average daily ending value of the assets allocated to the Variable Portfolios.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THESE DEATH BENEFIT FEATURES (IN THEIR ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

Upon a spouse's continuation of the contract, We will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date We receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to Us ("Continuation Date"). If a Continuation Contribution is added to the contract value, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix B. To the extent that the Continuing Spouse invests in the Variable Portfolios or MVA fixed account they will be subject to investment risk as was the original owner.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of the Estate Rewards and the available death benefit will be the Standard Death Benefit. The Continuing Spouse cannot elect to continue Earnings Advantage without also continuing the Estate Rewards. We will terminate the Estate Rewards if the Continuing Spouse is age 81 or older on the Continuation Date if a Continuation Contribution is added to the contract value, and the available death benefit will be the Standard Death Benefit. If Estate Rewards is continued and the Continuing Spouse dies after the latest Annuity Date, and the 5% Accumulation option was selected, the death benefit will be the Standard Death Benefit. If the Maximum Anniversary value option was selected and the Continuing Spouse lives to age 90 or older, the death benefit will be the contract value. However, if death occurs before the latest annuity date, the Continuing Spouse will still benefit from the Earnings Advantage.

Generally, the age of the Continuing Spouse on the Continuation Date (if any Continuation Contribution has been made) and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. If no Continuation Contribution has been made to the contract on the Continuation Date, the age of the spouse on the date of the original contract issue will be used to determine any age-driven benefits. SEE APPENDIX B FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that We charge less than the amounts described below.

SEPARATE ACCOUNT CHARGES

The Company deducts separate account expenses in the amount of 1.55%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of Our expenses, We will pay the difference. Likewise, if these charges exceed Our expenses, We will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including distribution, depending upon market conditions.

OTHER REVENUE

We may receive compensation of up to 0.40% from the investment advisers or their affiliates of certain of the Underlying Funds for services related to the availability of those Underlying Funds in the Contract.

WITHDRAWAL CHARGES

During the Accumulation Phase you may make withdrawals from your contract. However, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The contract does provide a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ABOVE. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows (may be lower in some states):

      YEAR              1         2         3         4
-----------------      ----      ----      ----      ----
Withdrawal Charge       7%        6%        6%        0%

After a Purchase Payment has been in the contract for three complete years, the withdrawal charge no longer applies to that Purchase Payment. When calculating the withdrawal charge, We treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, We deduct the withdrawal charge from the money remaining in your contract from each of your investment options on a pro-rata basis. If you withdraw all of your contract value, We deduct any applicable withdrawal charges from the amount withdrawn. We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We do not currently assess a withdrawal charge upon election to receive income payments from your contract. Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES BELOW.

INVESTMENT CHARGES

Investment Management Fees

Charges are deducted from the assets of the Underlying Funds for each Trust for the advisory and other expenses of the Funds.

Service Fees

Shares of certain Trusts may be subject to fees imposed under a servicing plan adopted by that Trust pursuant to Rule 12b-1 of the Investment Company Act of 1940. The 0.15% service fee for the Anchor and SunAmerica Series Trust portfolios and 0.25% for the Van Kampen Life Investment Trust and WM Variable Trust portfolios is also known as a 12b-1 fee. Generally, this fee may be paid to financial intermediaries for services provided over the life of the contract. SEE FEE TABLE ABOVE.

FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE PROSPECTUSES FOR THE UNDERLYING FUNDS.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, We subtract a contract maintenance fee from your account once per year. This charge compensates Us for the cost of contract administration. If your contract value is $50,000 or more on your contract anniversary date, We will waive the charge. This waiver is subject to change without notice. We deduct the $35 ($30 in North Dakota) contract maintenance fee on a pro-rata basis from your account value on your contract anniversary. In the states of Texas and Washington a contract maintenance fee will be deducted pro-rata from the Variable Portfolio(s) in which you are invested, only. If you withdraw your entire contract value, We deduct the fee from that withdrawal.

TRANSFER FEE

Generally, We currently allow 15 free transfers per contract year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year.

OPTIONAL DEATH BENEFIT FEES

Please see Optional Death Benefits above for additional information regarding the Estate Rewards and Earnings Advantage fee.

OPTIONAL INCOME PROTECTOR FEE

Please see Income Protector below for additional information regarding the Income Protector fee.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract, ranging from 0% to 3.5%. Currently We deduct the charge for premium taxes from your contract when applicable, such as when you fully surrender or annuitize the contract. In the future, We may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower Our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, We may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria We evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between Us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that Our expenses will be reduced; and/or any other factors that We believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica Life may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender. Other pay out options may be available. Contact Our Annuity Service Center for more information.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date (latest Annuity
Date). Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this Contract offers five Income Options. Other annuity options may be available. Please check with the Annuity Service Center for details. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, We pay according to Option 3.

We base Our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify Us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, We will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

OPTION 3 - JOINT AND 100% SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD
CERTAIN

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments. The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct Us to send you a check or to have the payments direct deposited into your bank account. If state law allows, We distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, We may decrease the frequency of the payments, state law allowing. See the INCOME PROTECTOR section below for specifics relative to taking income under that feature.

ALLOCATION OF ANNUITY PAYMENTS

You can choose income payments that are fixed, variable or both. If payments are fixed, AIG SunAmerica Life guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the Variable Portfolio(s) in which you invest.

FIXED OR VARIABLE INCOME PAYMENTS

Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolio(s) only, your income payments will be variable and your money is only in fixed accounts at that time, your income payments will be fixed in amount. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your income payments will be fixed and a portion will be variable, unless otherwise elected.

INCOME PAYMENTS

Your income payments will vary if you are invested in the Variable Portfolio(s) after the Annuity date depending on four factors:

     - for life options, your age when payments begin, and in most states, if a Non-Qualified Contract, your gender;

     - the value of your contract in the Variable Portfolio(s) on the Annuity Date;

     - the 3.5% assumed investment rate ("AIR") for variable income payments used in the annuity table for the contract; and;

     - the performance of the Variable Portfolio(s) in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolio(s) after the Annuity Date, the allocation of funds between the fixed accounts and Variable Portfolio(s) also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on the assumed AIR of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

Please read the Statement of Additional Information, available upon request, for a more detailed discussion of the income options. See also ACCESS TO YOUR MONEY above for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

INCOME PROTECTOR

You may elect to enroll in the Income Protector Program. The Income Protector Program offers you the ability to receive a guaranteed fixed minimum retirement income when you choose to switch to the Income Phase. Income Protector should be regarded only as a "safety net." If you elect the Income Protector you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. In order to utilize the program, you must follow the provisions discussed below.

The minimum level of Income Protector benefit available is generally based upon your Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income. We charge a fee for the Income Protector benefit. The amount of the fee and levels of income protection available to you are described below. This feature may not be available in your state. Once you have made an Income Protector election it cannot be changed or terminated. Check with your financial advisor regarding availability.

You are not required to use the Income Protector to receive income payments. The general provisions of your contract provide other income options. However, We will not refund fees paid for the Income Protector if you begin taking income payments under the general provisions of your contract. In addition, if applicable, surrender charges will be assessed upon your beginning the Income Phase, if you annuitize under the Income Protector

Program. YOU MAY NEVER NEED TO RELY UPON INCOME PROTECTOR IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Certain federal tax code restrictions on the income options available to qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

HOW DO WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME?

If you elect the Income Protector Program, We base the amount of minimum retirement income available to you upon a calculation We call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Initial Income Benefit Base is equal to your contract value. If elected, your participation becomes effective on the date of issue of the contract.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your contract value on the date your participation became effective, and for each subsequent year of calculation, the Income Benefit Base of your prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the prior contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value. Your Income Benefit Base may accumulate at the elected growth rate, if available, from the date your election becomes effective through your Income Benefit Date.

Any applicable growth rate will reduce to 0% on the anniversary immediately after the annuitant's 90th birthday.

LEVEL OF PROTECTION

If you decide that you want the protection offered by the Income Protector Program, you must elect the Income Protector by completing the Income Protector Election form available through Our Annuity Service Center. You must elect the Income Protector feature at the time your contract is issued. You may only elect one of the offered alternatives, if more than one is available, and you can never change your election once made.

Your Income Benefit Base will begin accumulating at the applicable growth rate on the contract anniversary following Our receipt of your completed election form. In order to obtain the benefit of the Income Protector you may not begin the income Phase for at least ten years following your election. You may not elect the Income Protector Program if the required waiting period before beginning the income phase would occur later than your latest Annuity Date.

The Income Protector option(s) currently available under this contract are:

                                                             FEE AS A % OF YOUR INCOME     WAITING PERIOD BEFORE THE
           OPTION                     GROWTH RATE                   BENEFIT BASE                  INCOME PHASE
----------------------------  ----------------------------  ----------------------------  ----------------------------
     Income Protector Base                 0%                          0.10%                        10 years

ELECTING TO RECEIVE INCOME

You may elect to begin the Income Phase of your contract using the Income Protector Program only within the 30 days after the 10th or later contract anniversary following the effective date of your Income Protector participation.

The contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. We calculate your Income Benefit Base as of that date to use in determining your guaranteed minimum fixed retirement income. To determine the minimum guaranteed retirement income available to you, We apply your final Income Benefit Base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive the income annually, semi-annually, quarterly or monthly for the time guaranteed under your selected income option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector feature to receive your retirement income are:

     - Life Annuity with 10 years guaranteed, or

     - Joint and 100% Survivor Life Annuity with 20 years guaranteed

At the time you elect to begin receiving income payments, We will calculate your income payments using both your Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

If you elect to participate in the Income Protector program We charge an annual fee, as follows:

           OPTION             FEE AS A % OF YOUR INCOME BENEFIT BASE
----------------------------  ---------------------------------------
Income Protector Base         0.10%

We deduct the annual fee from your actual Contract Value. We begin deducting the annual fee on your first contract anniversary.

Additionally, if you fully surrender your contract prior to your contract anniversary, We will deduct the fee at the time of surrender based on your Income Benefit Base as of the surrender date. Once elected, the Income Protector Program and its corresponding charges may not be terminated until full surrender or annuitization of the contract occurs.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

You may wish to consult your tax advisor for information concerning your particular circumstances.

The Income Protector program may not be available in all states. Check with your financial advisor for availability in your state.

We reserve the right to modify, suspend or terminate the Income Protector Program at any time.

TAXES
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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self- employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and We do not guarantee the accuracy of Our calculations. Accordingly, We recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to Our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS has issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the new regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not AIG SunAmerica Life Assurance Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, We reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts' for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

PERFORMANCE
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We advertise the Money Market Fund's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When We advertise performance for periods prior to the date the Variable Portfolios were first added to the Separate Account, We derive the figures from the performance of the corresponding Underlying Funds for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the Variable Portfolios were in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices We use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australasia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

AIG SunAmerica Life may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch Ratings ("Fitch's"). A.M. Best's and Moody's ratings reflect their current opinion of Our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

OTHER INFORMATION
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AIG SUNAMERICA LIFE ASSURANCE COMPANY ("AIG SUNAMERICA LIFE")

AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April, 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp., and the AIG Advisors Group, Inc. (comprising six broker-dealers and two investment advisers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life originally established a separate account, Variable Separate Account (the "Separate Account"), under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of AIG SunAmerica Life. Assets in the Separate Account are not guaranteed by AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We pay an initial commission of up to 4.50% of your Purchase Payments. We may also pay an annual trail commission of up to 1.00%, payable quarterly starting as early as the second contract year. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, We may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers, which may or may not be affiliated broker-dealers, and/or certain registered representatives that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by Us. Promotional incentives may change at any time.

WM Funds Distributor, 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, distributes the contracts. WM Funds Distributor is a registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase payments received through the Automatic Payment Plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, We send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. Please contact Our Annuity Service Center at 1-877-311-WMVA (9682), if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify Us of any inaccuracies immediately. We investigate all inquiries. To the extent that We believe We made an error, We retroactively adjust your contract, provided you notify Us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments We deem warranted are made as of the time We receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, nor are they material with respect to the Separate Account.

OWNERSHIP

The WM Diversified Strategies(III) Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that We issue it directly to the owner.

INDEPENDENT ACCOUNTANTS

The audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and audited financial statements of Variable Separate Account at December 31, 2002, and for each of the two years in the period ended December 31, 2002 are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to Us at Our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are tabulated below.

Separate Account............................................    2
General Account.............................................    2
Performance Data............................................    3
Income Payments.............................................    9
Annuity Unit Values.........................................    9
Variable Annuity Payments...................................   11
Taxes.......................................................   11
Distribution of Contracts...................................   17
Financial Statements........................................   17

APPENDIX A -- MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------

The information in this Appendix applies only if you take money out of a FAGP with a duration longer than 1 year before the end of the guarantee period

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate We use a rate being offered by Us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal (rounded up to a full number of years). If We are not currently offering a guarantee period for that period of time, We determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is negative, We first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, We deduct the remainder from your withdrawal. Where the MVA is positive, We add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:
                           [(1+I/(1+J+L)](N/12) -- 1

where:

              I is the interest rate you are earning on the money invested in the FAGP;

              J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the FAGP;

              N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP; and

              L is 0.005 (some states require a different value; see your Contract).

We do not assess a MVA against withdrawals from a FAGP under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and

     - Upon beginning an income option, if occurring on the Latest Annuity Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee Periods available or Surrender
                    Charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a FAGP at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N = 18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) You contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.

The MVA factor is
                               = [(1+I/(1+J+0.005)](N/12) -- 1
                               = [(1.05)/(1.04+0.005)](18/12) -- 1
                               = (1.004785)(1.5) -- 1
                               = 1.007186 -- 1
                               = +0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.

The MVA factor is
                               = [(1+I)/(1+J+0.005)](N/12) -- 1
                               = [(1.05)/(1.06+0.005)](18/12) -- 1
                               = (0.985915)(1.5) -- 1
                               = 0.978948 -- 1
                               = -0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (-0.021052) = -$84.21

$84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is
                               = [(1+I)/(I+J+0.005)](N/12) -- 1
                               = [(1.05)/(1.04+0.005)](18/12) -- 1
                               = (1.004785)(1.5) -- 1
                               = 1.007186 -- 1
                               = +0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 -6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is
                               = [(1+I)/(I+J+0.005)](N/12) -- 1
                               = [(1.05)/(1.06+0.005)](18/12) -- 1
                               = (0.985915)(1.5) -- 1
                               = 0.978948 -- 1
                               = -0.021052

The requested withdrawal amount, less the withdrawal charge ($4,000 -6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (-0.021052) = -$79.16

$79.16 represents the negative MVA that would be deducted from the withdrawal.

APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of a Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date plus any Purchase Payments recorded after the Continuation Date; and reduced for any withdrawals recorded after the Continuation Date, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. For the purposes of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equal the contract value on the Continuation Date, including the Continuation Contribution. All other capitalized terms have the meanings defined in the glossary and/or prospectus.

STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

I. If the Standard Death Benefit is applicable upon the Continuing Spouse's death and a Continuation Contribution was made We will pay the beneficiary the greater of:

        1. Continuation Net Purchase Payments compounded at a 3% annual growth rate from the Continuation Date until the earlier of age 75 or the date of death of the Continuing Spouse, plus any Purchase Payments recorded after the earlier of age 75 or the date of death of the Continuing Spouse; and reduced for any withdrawals recorded after the earlier of age 75 or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

        2. The contract value on the date We receive all required paperwork and satisfactory proof of death.

II. If the Standard Death Benefit is applicable upon the Continuing Spouse's death and no Continuation Contributions was made We will pay the beneficiary the greater of:

        1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the earlier of age 75 or the date of death, plus any Purchase Payments recorded after the earlier of age 75 or the date of death; and reduced for any withdrawals recorded after the earlier of age 75 or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

        2. The contract value on the date We receive all required paperwork and satisfactory proof of death.

ESTATE REWARDS DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If Estate Rewards is applicable upon the Continuing Spouse's death, We will pay the Beneficiary the applicable death benefit under Option 1 or 2.

OPTION 1 - 5% ACCUMULATION:

I. If the 5% Accumulation Option is selected and a Continuation Contribution was made the death benefit is the greater of:

        a. The contract value on the date We receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b. Continuation Net Purchase Payments made from the Continuation Date including the Continuation Contribution, compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Continuation Net Purchase Payments.

II. If 5% Accumulation Option is selected and no Continuation Contribution was made:

        a. The contract value on the date We receive all required paperwork and satisfactory proof of Continuing Spouse's death; or

        b. Net Purchase Payments made from the date of issue compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum of two times the Net Purchase Payments.

If the Continuing Spouse dies after the latest Annuity Date and the 5% Accumulation option applied, any death benefit payable under the contract will be the Standard Death Benefit as described above. The Continuing Spouse's beneficiary will not receive any benefit from Seasons Estate Advantage.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE:

III. If the Maximum Anniversary Value option is selected and if the Continuing Spouse is younger than age 90 at the time of death and a Continuation Contribution was made, the death benefit is the greatest of:

        a. Continuation Net Purchase Payments; or

        b. The contract value on the date We receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the Continuation Date but prior to the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

IV. If the Maximum Anniversary Value option is selected and no Continuation Contribution was made the death benefit is the greatest of:

        a. Net Purchase Payments; or

        b. The contract value on the date We receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the issue date but before the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If the Continuing Spouse is age 90 or older at the time of death and the Maximum Anniversary Value option applied, the death benefit will be equal to the contract value at the time We receive all required paperwork and satisfactory proof of death. The Continuing Spouse's beneficiary will not receive any benefit from Estate Rewards. However, the Continuing Spouse's beneficiary may still receive a benefit from Earnings Advantage if the date of death is prior to the latest annuity date.

EARNINGS ADVANTAGE BENEFIT FOR SPOUSAL CONTINUATION:

The Earnings Advantage benefit may increase the death benefit amount. The Earnings Advantage benefit is only available if the original owner elected Earnings Advantage and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, We will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable.

The Contract Year of Death (from Continuation Date forward) will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage amount, as set forth below:

--------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
CONTRACT YEAR OF DEATH       PERCENTAGE           MAXIMUM EARNINGS ADVANTAGE PERCENTAGE
--------------------------------------------------------------------------------------------
 Years 0 - 4               25% of earnings    25% of Continuation Net Purchase Payments
--------------------------------------------------------------------------------------------
 Years 5 - 9               40% of earnings    40% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------
 Years 10+                 50% of earnings    50% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------

* PURCHASE PAYMENTS RECEIVED AFTER THE 5TH CONTRACT ANNIVERSARY MUST REMAIN IN THE CONTRACT FOR AT LEAST SIX FULL MONTHS AT THE TIME OF YOUR DEATH TO BE INCLUDED AS PART OF CONTINUATION NET PURCHASE PAYMENTS FOR PURPOSES OF THE MAXIMUM EARNINGS ADVANTAGE CALCULATION.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the Earnings Advantage amount?
We determine the Earnings Advantage amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum Earnings Advantage amount?
The Earnings Advantage amount is subject to a maximum. The Maximum Earnings Advantage amount is a percentage of the Continuation Net Purchase Payments.

The Earnings Advantage benefit will only be paid if the Continuing Spouse's date of death is prior to the latest Annuity Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

APPENDIX C
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM:

This table assumes a $100,000 initial investment in a Non-Qualified contract, the election of the optional Income Protector Program at contract issue, with no withdrawals, additional payments or premium taxes, no election of Estate Rewards or Earnings Advantage.

-----------------------------------------------------------------------------------------------------------------------------
                                        ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARY
    IF AT ISSUE YOU                        10             11             12             15             19             20
       ARE...              1-9          (AGE 70)       (AGE 71)       (AGE 72)       (AGE 75)       (AGE 79)       (AGE 80)
-----------------------------------------------------------------------------------------------------------------------------
  MALE                     N/A           6,672          6,864          7,080          7,716          8,616          8,832
  AGE 60*
-----------------------------------------------------------------------------------------------------------------------------
  FEMALE                   N/A           5,880          6,060          6,252          6,900          7,860          8,112
  AGE 60*
-----------------------------------------------------------------------------------------------------------------------------
  MALE, AGE 60             N/A           5,028          5,136          5,244          5,544          5,868          5,928
  FEMALE, AGE 60**
-----------------------------------------------------------------------------------------------------------------------------

*  Life Annuity with 10 Year Period Certain

** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector may not be available in your state. Please consult your financial advisor for information regarding availability of this program in your state.

APPENDIX D
--------------------------------------------------------------------------------

As explained in the prospectus, an Exchange Offer is available to certain contract owners currently invested in the WM Advantage Variable Annuity to move to the WM Diversified Strategies(III) Variable Annuity, subject to Our rules. The chart below highlights the material differences between the WM Advantage and WM Diversified Strategies(III) variable annuities. This material is intended as a summary to help you compare the two products. Full details about each of these features and benefits as well as other components of these products can be found in the WM Diversified Strategies(III) or WM Advantage Prospectus.

You and your investment representative should review this chart and the relevant prospectuses when deciding whether this Exchange Offer would be beneficial to you.

-------------------------------------------------------------------------------------------------------------------
            FEATURE                            WM ADVANTAGE                     WM DIVERSIFIED STRATEGIES(III)
-------------------------------------------------------------------------------------------------------------------
 SEPARATE ACCOUNT INSURANCE      1.40% annually of the value in the        1.55% annually of the value in the
 CHARGES                         variable investment options, subtracted   variable investment options, subtracted
                                 daily.                                    daily.
-------------------------------------------------------------------------------------------------------------------
 SURRENDER CHARGES               6 years per purchase payment, declines:   3 years per purchase payment, declines:
                                 7%, 6%, 6%, 5%, 4%, 2%, 0%.               7%, 6%, 6%, 0%.*
-------------------------------------------------------------------------------------------------------------------
 ANNUAL CONTRACT FEE             None                                      $35 ($30 in North Dakota) Waived for
                                                                           policies with account value greater than
                                                                           $50,000 on the contract anniversary.
-------------------------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS     5 Strategic Asset Management              5 Strategic Asset Management (SAM)
                                 (SAM) Portfolios                          portfolios
                                 7 Equity Funds                            13 Equity Portfolios
                                 4 Fixed-Income Funds                      (REIT Fund not available)
                                                                           4 Fixed-Income Portfolios
-------------------------------------------------------------------------------------------------------------------
 FIXED ACCOUNT OPTIONS           1-, 3-, 5-year guarantee periods          Available DCAFAs
                                 (If available)                            (See Fixed Investment Options)
-------------------------------------------------------------------------------------------------------------------
 LONG TERM CARE/TERMINAL         Yes                                       None
 ILLNESS WAIVER
-------------------------------------------------------------------------------------------------------------------
 STANDARD DEATH BENEFIT          Greatest of:                              Greater of:
                                 - Contract Value                          - Net Purchase Payments compounded at 3%
                                 - Purchase Payments minus withdrawals       until the earlier of death or age 75
                                 - Maximum Anniversary Value               - Contract Value
-------------------------------------------------------------------------------------------------------------------
 ENHANCED DEATH BENEFIT          None                                      For a fee (.15%), a choice between two
                                                                           options:
                                                                            1. Purchase Payment Accumulation which
                                                                               pays the greater of:
                                                                            -  Net Purchase Payments compounded at
                                                                               5% until the earlier of death or age
                                                                               80
                                                                            -  Contract Value
                                                                            2. Maximum Anniversary which pays the
                                                                               greatest of:
                                                                            -  Net Purchase Payments
                                                                            -  Contract Value
                                                                            -  Maximum Anniversary Value up to age
                                                                               81
                                                                           Choice between these two offerings must
                                                                           be made at the time of purchase.
-------------------------------------------------------------------------------------------------------------------
 ENHANCED BENEFICIARY            None                                      Yes (for an additional fee of .25%) Can
 PROTECTION                                                                only be elected if one of the Enhanced
                                                                           Death Benefits is elected.
-------------------------------------------------------------------------------------------------------------------
 LIVING BENEFIT                  None                                      For a fee (.10%) guarantees a minimum
                                                                           retirement income upon annuitization
                                                                           after at least 10 years.
-------------------------------------------------------------------------------------------------------------------

* Not applicable to contracts issued as a result of an exchange from WM Advantage to WM Diversified Strategies(III.)

APPENDIX E
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

                                                                FISCAL YEAR       FISCAL YEAR
                    ANCHOR SERIES TRUST                          12/31/01          12/31/02
-----------------------------------------------------------------------------------------------
  Capital Appreciation (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $32.095       (a) $34.794
                                                              (b) $32.095       (b) $34.852
        Ending AUV..........................................  (a) $34.794       (a) $26.448
                                                              (b) $34.852       (b) $26.392
        Ending Number of AUs................................  (a) 386           (a) 15,211
                                                              (b) 1,795         (b) 9,564
-----------------------------------------------------------------------------------------------

                                                                FISCAL YEAR       FISCAL YEAR
                  SUNAMERICA SERIES TRUST                        12/31/01          12/31/02
-----------------------------------------------------------------------------------------------
  Alliance Growth (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $30.768       (a) $32.723
                                                              (b) $30.768       (b) $32.744
        Ending AUV..........................................  (a) $32.723       (a) $22.108
                                                              (b) $32.744       (b) $22.030
        Ending Number of AUs................................  (a) 29            (a) 7,424
                                                              (b) 21            (b) 2,753
-----------------------------------------------------------------------------------------------
  Global Equities (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $16.645       (a) $17.562
                                                              (b) $16.645       (b) $17.577
        Ending AUV..........................................  (a) $17.562       (a) $12.632
                                                              (b) $17.577       (b) $12.590
        Ending Number of AUs................................  (a) 15            (a) 2,002
                                                              (b) 1             (b) 730
-----------------------------------------------------------------------------------------------
  MFS Mid Cap Growth (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $12.022       (a) $13.453
                                                              (b) $12.022       (b) $13.445
        Ending AUV..........................................  (a) $13.453       (a) $6.990
                                                              (b) $13.445       (b) $6.956
        Ending Number of AUs................................  (a) 68            (a) 7,702
                                                              (b) 52            (b) 8,548
-----------------------------------------------------------------------------------------------
  Technology (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $3.222        (a) $3.457
                                                              (b) $3.222        (b) $3.457
        Ending AUV..........................................  (a) $3.457        (a) $1.720
                                                              (b) $3.457        (b) $1.719
        Ending Number of AUs................................  (a) 217           (a) 30,946
                                                              (b) 3             (b) 4,971
-----------------------------------------------------------------------------------------------

                                                                FISCAL YEAR       FISCAL YEAR
                     WM VARIABLE TRUST                           12/31/01          12/31/02
-----------------------------------------------------------------------------------------------
  Balanced Portfolio (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $7.347        (a) $7.547
                                                              (b) $7.347        (b) $7.543
        Ending AUV..........................................  (a) $7.547        (a) $6.764
                                                              (b) $7.543        (b) $6.733
        Ending Number of AUs................................  (a) 93,859        (a) 2,232,623
                                                              (b) 16,660        (b) 531,637
-----------------------------------------------------------------------------------------------
  Conservative Balanced Portfolio (Inception
    Date -- 11/05/01)
        Beginning AUV.......................................  (a) $5.489        (a) $5.558
                                                              (b) $5.489        (b) $5.554
        Ending AUV..........................................  (a) $5.558        (a) $5.338
                                                              (b) $5.554        (b) $5.313
        Ending Number of AUs................................  (a) 36,105        (a) 219,214
                                                              (b) 818           (b) 50,067
-----------------------------------------------------------------------------------------------

             AU - Accumulation Unit
             AUV - Accumulation Unit Value
             (a) Without election of the optional EstatePlus feature
             (b) With election of the optional EstatePlus feature

                                                                FISCAL YEAR       FISCAL YEAR
                     WM VARIABLE TRUST                           12/31/01          12/31/02
-----------------------------------------------------------------------------------------------
  Conservative Growth Portfolio (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $7.645        (a) $7.945
                                                              (b) $7.645        (b) $7.946
        Ending AUV..........................................  (a) $7.945        (a) $6.594
                                                              (b) $7.946        (b) $6.571
        Ending Number of AUs................................  (a) 57,379        (a) 958,772
                                                              (b) 18,040        (b) 510,781
-----------------------------------------------------------------------------------------------
  Equity Income Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $6.197        (a) $6.369
                                                              (b) $6.197        (b) $6.365
        Ending AUV..........................................  (a) $6.369        (a) $5.477
                                                              (b) $6.365        (b) $5.453
        Ending Number of AUs................................  (a) 40,294        (a) 652,304
                                                              (b) 13,192        (b) 264,269
-----------------------------------------------------------------------------------------------
  Flexible Income Portfolio (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $6.517        (a) $6.524
                                                              (b) $6.517        (b) $6.538
        Ending AUV..........................................  (a) $6.524        (a) $6.547
                                                              (b) $6.538        (b) $6.536
        Ending Number of AUs................................  (a) 23,092        (a) 1,115,544
                                                              (b) 536           (b) 168,170
-----------------------------------------------------------------------------------------------
  Growth & Income Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $5.849        (a) $6.016
                                                              (b) $5.849        (b) $6.013
        Ending AUV..........................................  (a) $6.016        (a) $4.661
                                                              (b) $6.013        (b) $4,637
        Ending Number of AUs................................  (a) 4,551         (a) 150,973
                                                              (b) 13,991        (b) 87,324
-----------------------------------------------------------------------------------------------
  Growth Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $6.791        (a) $7.150
                                                              (b) $6.791        (b) $7.137
        Ending AUV..........................................  (a) $7.150        (a) $4.847
                                                              (b) $7.137        (b) $4.823
        Ending Number of AUs................................  (a) 3,394         (a) 64,109
                                                              (b) 41            (b) 20,860
-----------------------------------------------------------------------------------------------
  Income Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $5.816        (a) $5.746
                                                              (b) $5.816        (b) $5.744
        Ending AUV..........................................  (a) $5.746        (a) $6.191
                                                              (b) $5.744        (b) $6.164
        Ending Number of AUs................................  (a) 16,374        (a) 877,757
                                                              (b) 28,322        (b) 274,470
-----------------------------------------------------------------------------------------------
  International Growth Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $4.367        (a) $4.546
                                                              (b) $4.367        (b) $4.546
        Ending AUV..........................................  (a) $4.546        (a) $3.776
                                                              (b) $4.546        (b) $3.789
        Ending Number of AUs................................  (a) 2             (a) 15,526
                                                              (b) 2             (b) 8,188
-----------------------------------------------------------------------------------------------
  Mid Cap Stock Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $6.186        (a) $6.645
                                                              (b) $6.186        (b) $6.642
        Ending AUV..........................................  (a) $6.645        (a) $5.855
                                                              (b) $6.642        (b) $5.829
        Ending Number of AUs................................  (a) 4,582         (a) 64,864
                                                              (b) 940           (b) 42,438
-----------------------------------------------------------------------------------------------
  Money Market Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $5.792        (a) $5.793
                                                              (b) $5.792        (b) $5.795
        Ending AUV..........................................  (a) $5.793        (a) $5.769
                                                              (b) $5.795        (b) $5.746
        Ending Number of AUs................................  (a) 21,359        (a) 611,656
                                                              (b) 5,174         (b) 26,588
-----------------------------------------------------------------------------------------------

             AU - Accumulation Unit
             AUV - Accumulation Unit Value
             (a) Without election of the optional EstatePlus feature
             (b) With election of the optional EstatePlus feature

                                                                FISCAL YEAR       FISCAL YEAR
                     WM VARIABLE TRUST                           12/31/01          12/31/02
-----------------------------------------------------------------------------------------------
  Short Term Income Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $5.922        (a) $5.916
                                                              (b) $5.922        (b) $5.923
        Ending AUV..........................................  (a) $5.916        (a) $6.168
                                                              (b) $5.923        (b) $6.150
        Ending Number of AUs................................  (a) 2,421         (a) 163,898
                                                              (b) 114           (b) 24,307
-----------------------------------------------------------------------------------------------
  Small Cap Stock Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $6.106        (a) $7.409
                                                              (b) $6.106        (b) $7.424
        Ending AUV..........................................  (a) $7.409        (a) $3.847
                                                              (b) $7.424        (b) $3.842
        Ending Number of AUs................................  (a) 3,287         (a) 31,973
                                                              (b) 2             (b) 7,619
-----------------------------------------------------------------------------------------------
  Strategic Growth Portfolio (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $8.331        (a) $8.763
                                                              (b) $8.331        (b) $8.774
        Ending AUV..........................................  (a) $8.763        (a) $6.853
                                                              (b) $8.774        (b) $6.834
        Ending Number of AUs................................  (a) 9,248         (a) 197,031
                                                              (b) 1,123         (b) 28,279
-----------------------------------------------------------------------------------------------
  U.S. Government Securities Fund (Inception
    Date -- 11/05/01)
        Beginning AUV.......................................  (a) $5.943        (a) $5.817
                                                              (b) $5.943        (b) $5.825
        Ending AUV..........................................  (a) $5.817        (a) $6.219
                                                              (b) $5.825        (b) $6.204
        Ending Number of AUs................................  (a) 90,321        (a) 1,433,815
                                                              (b) 3,371         (b) 100,117
-----------------------------------------------------------------------------------------------
  West Coast Equity Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................  (a) $8.249        (a) $8.805
                                                              (b) $8.249        (b) $8.795
        Ending AUV..........................................  (a) $8.805        (a) $6.706
                                                              (b) $8.795        (b) $6.676
        Ending Number of AUs................................  (a) 4,021         (a) 217,183
                                                              (b) 890           (b) 81,228
-----------------------------------------------------------------------------------------------

                                                                FISCAL YEAR       FISCAL YEAR
              VAN KAMPEN LIFE INVESTMENT TRUST                   12/31/01          12/31/02
-----------------------------------------------------------------------------------------------
  Van Kampen LIT Comstock, Class II Shares (Inception
    Date -- 11/05/01)
        Beginning AUV.......................................  (a) $9.992        (a) $10.263
                                                              (b) $9.992        (b) $10.213
        Ending AUV..........................................  (a) $10.263       (a) $8.135
                                                              (b) $10.213       (b) $8.067
        Ending Number of AUs................................  (a) 917           (a) 46,801
                                                              (b) 6,737         (b) 88,739
-----------------------------------------------------------------------------------------------

             AU - Accumulation Unit
             AUV - Accumulation Unit Value
             (a) Without election of the optional EstatePlus feature
             (b) With election of the optional EstatePlus feature

Please forward a copy (without charge) of the WM Diversified Strategies(III) Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

       ------------------------------------------------------------------
         Name

       ------------------------------------------------------------------
         Address

       ------------------------------------------------------------------
         City/State/Zip

       ------------------------------------------------------------------

       Date: ------------  Signed: --------------------------------------

Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

                                            As filed pursuant to Rule 497 under
                                            the Securities Act of 1933
                                            Registration  No. 333-66114 and
                                            811-03859


                       STATEMENT OF ADDITIONAL INFORMATION

                   FIXED AND VARIABLE GROUP DEFERRED CONTRACTS
                                    ISSUED BY

                            VARIABLE SEPARATE ACCOUNT
                          WM DIVERSIFIED STRATEGIES III

                DEPOSITOR: AIG SUNAMERICA LIFE ASSURANCE COMPANY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated October 14, 2003, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:

            AIG SunAmerica Life Assurance Company
            Annuity Service Center
            P.O. Box 54299
            Los Angeles, California 90054-0299

     The date of this Statement of Additional Information is October 14, 2003

Please note that Anchor National Life Insurance Company changed its name to AIG SunAmerica Life Assurance Company, effective March 1, 2003. This is a name change only and does not affect the substance of any contract.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Separate Account...........................................................    2
General Account............................................................    2
Performance Data...........................................................    3
Income Payments............................................................    9
Annuity Unit Values........................................................    9
Variable Annuity Payments..................................................   11
Taxes......................................................................   11
Distribution of Contracts..................................................   17
Financial Statements.......................................................   17

                                SEPARATE ACCOUNT

AIG SunAmerica Life Assurance Company ("the Company") established Variable Separate Account ("separate account") under Arizona law on January 1, 1996 when it assumed the separate account originally established under California law on June 25, 1981 as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios ("Underlying Funds"). The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the Underlying Funds. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the Underlying Funds, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                                 GENERAL ACCOUNT

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed investment options and/or available DCA fixed account(s) in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

From time to time the separate account may advertise the Money Market Fund's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Fund refers to the net income generated for a contract funded by an investment in the Variable Portfolio (which invests in shares of the Money Market Fund of WM Variable Trust) over a seven-day period (the period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance charge) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolio is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

Money Market Fund

Inception of the Money Market Fund in the WM Variable Trust was on May 10, 1993. The annualized current yield and effective yield for the Money Market Fund for the seven day period ended December 31, 2002, were as follows:

              Current Yield                       Effective Yield
              -------------                       ---------------
                 -0.78%                              -0.78%

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

            Base Period Return = (EV-SV-CMC)/(SV)

            where:

            SV = value of one Accumulation Unit at the start of a 7 day period EV = value of one Accumulation Unit at the end of the 7 day period CMC = an allocated portion of the $35 annual Contract Maintenance
                  Charge, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Charge (CMC) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio allocated portion of the charge is proportional to the percentage of the number of the accounts that have money allocated to the Variable Portfolio. The charge is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size contacts funded by the Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

The Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Underlying Fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

             Effective Yield = [(Base Period Return + 1)(365/7) - 1]

The yield quoted should not be considered a representation of the yield of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the Underlying Fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Portfolios

The Variable Portfolios of the separate account compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula.

            P(1+T)(n) = ERV

            where:

            P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof).

Standardized performance for the Variable Portfolios available in this contract reflect total returns using the three year surrender charge schedule.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above. The total return figures reflect the effect of both non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. In some cases a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was included in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts. Hypothetical return data is derived from the original class of the corresponding Underlying Funds of the Anchor Series Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust and WM Variable Trust, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each Underlying Fund.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above. These rates of return do not reflect election of the optional Capital Protector, Estate Rewards, Earnings Advantage and/or Income Protector features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

                        WM DIVERSIFIED STRATEGIES (III)
                            STANDARDIZED PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIODS ENDING DECEMBER 31, 2002
                            (RETURNS WITH REDEMPTION)

VARIABLE PORTFOLIO                        INCLUSION DATE (1)     1 YEAR    5 YEARS     10 YEARS     SINCE INCLUSION
------------------                        -------------------    ------    -------     --------    -----------------
ANCHOR SERIES TRUST (Class 2)
CAPITAL APPRECIATION                            02/12/93         -31.15%     3.27%        N/A            9.81%

SUNAMERICA SERIES TRUST (Class 2)
ALLIANCE GROWTH                                 02/09/93         -39.56%     -2.44%       N/A            8.11%
GLOBAL EQUITIES                                 02/09/93         -35.13%     -6.06%       N/A            2.13%
MFS MID-CAP GROWTH                              04/01/99         -55.28%      N/A         N/A            -9.34%
TECHNOLOGY                                      07/05/00         -57.28%      N/A         N/A           -58.76%

VAN KAMPEN LIFE INVESTMENT TRUST (Class II)
VAN KAMPEN LIT COMSTOCK                         10/15/01         -27.86%      N/A         N/A           -21.33%

WM VARIABLE TRUST (Class 2)
BALANCED PORTFOLIO                              07/09/01         -17.41%      N/A         N/A           -11.82%
CONSERVATIVE BALANCED PORTFOLIO                 07/09/01         -11.03%      N/A         N/A            -6.68%
CONSERVATIVE GROWTH PORTFOLIO                   07/09/01         -24.05%      N/A         N/A           -17.84%
EQUITY INCOME FUND                              07/09/01         -21.10%      N/A         N/A           -13.17%
FLEXIBLE INCOME PORTFOLIO                       07/09/01          -6.70%      N/A         N/A            -2.67%
GROWTH FUND                                     07/09/01         -39.35%      N/A         N/A           -34.43%
GROWTH & INCOME FUND                            07/09/01         -29.65%      N/A         N/A           -23.59%
INCOME FUND                                     07/09/01          0.68%       N/A         N/A            3.87%
INTERNATIONAL GROWTH FUND                       07/09/01         -24.17%      N/A         N/A           -18.28%
MID CAP STOCK FUND                              07/09/01         -19.10%      N/A         N/A           -10.98%
SHORT TERM INCOME FUND                          07/09/01          -2.84%      N/A         N/A            0.83%
SMALL CAP STOCK FUND                            07/09/01         -55.26%      N/A         N/A           -45.93%
STRATEGIC GROWTH PORTFOLIO                      07/09/01         -28.90%      N/A         N/A           -22.48%
U.S. GOVERNMENT SECURITIES PORTFOLIO            07/09/01          -0.14%      N/A         N/A            2.66%
WEST COAST EQUITY FUND                          07/09/01         -31.02%      N/A         N/A           -25.14%

(1) This represents the date the Variable Portfolio became available in the separate account. Returns for periods of less than one year are not annualized.

                        WM DIVERSIFIED STRATEGIES (III)
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIODS ENDING DECEMBER 31, 2002
                          (RETURNS WITHOUT REDEMPTION)

VARIABLE PORTFOLIO                          INCLUSION DATE (1)     1 YEAR      5 YEARS      10 YEARS     SINCE INCLUSION
------------------                          -------------------    ------      -------      --------    -----------------
ANCHOR SERIES TRUST (Class 2)
CAPITAL APPRECIATION                              02/12/93         -24.15%       3.27%         N/A            9.81%


SUNAMERICA SERIES TRUST (Class 2)
ALLIANCE GROWTH                                   02/09/93         -32.56%       -2.44%        N/A            8.11%
GLOBAL EQUITIES                                   02/09/93         -28.13%       -6.06%        N/A            2.13%
MFS MID-CAP GROWTH                                04/01/99         -48.28%        N/A          N/A            -9.34%
TECHNOLOGY                                        07/05/00         -50.28%        N/A          N/A           -50.90%

VAN KAMPEN LIFE INVESTMENT TRUST (Class II)
VAN KAMPEN LIT COMSTOCK                           10/15/01         -20.86%        N/A          N/A           -16.15%

WM VARIABLE TRUST (Class 2)
BALANCED PORTFOLIO                                07/09/01         -10.41%        N/A          N/A            -7.56%
CONSERVATIVE BALANCED PORTFOLIO                   07/09/01          -4.03%        N/A          N/A            -2.53%
CONSERVATIVE GROWTH PORTFOLIO                     07/09/01         -17.05%        N/A          N/A           -13.44%
EQUITY INCOME FUND                                07/09/01         -14.10%        N/A          N/A            -8.88%
FLEXIBLE INCOME PORTFOLIO                         07/09/01          0.30%         N/A          N/A            1.40%
GROWTH FUND                                       07/09/01         -32.35%        N/A          N/A           -29.55%
GROWTH & INCOME FUND                              07/09/01         -22.65%        N/A          N/A           -19.04%
INCOME FUND                                       07/09/01          7.68%         N/A          N/A            7.82%
INTERNATIONAL GROWTH FUND                         07/09/01         -17.17%        N/A          N/A           -13.86%
MID CAP STOCK FUND                                07/09/01         -12.10%        N/A          N/A            -6.74%
SHORT TERM INCOME FUND                            07/09/01          4.16%         N/A          N/A            4.83%
SMALL CAP STOCK FUND                              07/09/01         -48.26%        N/A          N/A           -40.61%
STRATEGIC GROWTH PORTFOLIO                        07/09/01         -21.90%        N/A          N/A           -17.96%
U.S. GOVERNMENT SECURITIES PORTFOLIO              07/09/01          6.86%         N/A          N/A            6.63%
WEST COAST EQUITY FUND                            07/09/01         -24.02%        N/A          N/A           -20.54%

(1) This represents the date the Variable Portfolio became available in the separate account. Returns for periods less than one year are not annualized.

                        WM DIVERSIFIED STRATEGIES (III)
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDED DECEMBER 31, 2002
             (RETURNS WITH REDEMPTION AND WITHOUT (W/O) REDEMPTION)

                                                                                                                       SINCE
VARIABLE PORTFOLIO                     INCEPTION         1 YEAR               5 YEARS           10 YEARS             INCEPTION
                                        DATE(1)      WITH      W/O        WITH       W/O      WITH       W/O       WITH      W/O
                                          ---        ----      ---        ----       ---      ----       ---       ----      ---
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                    03/23/87   -31.15%   -24.15%      3.27%     3.27%    10.20%    10.20%    10.58%     10.58%

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH                         02/09/93   -39.56%   -32.56%     -2.44%    -2.44%      N/A       N/A      8.11%      8.11%
GLOBAL EQUITIES                         02/09/93   -35.13%   -28.13%     -6.06%    -6.06%      N/A       N/A      2.13%      2.13%
MFS MID-CAP GROWTH                      04/01/99   -55.28%   -48.28%       N/A       N/A       N/A       N/A     -9.34%     -9.34%
TECHNOLOGY                              07/05/00   -57.28%   -50.28%       N/A       N/A       N/A       N/A    -58.76%    -50.90%

VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK                 04/30/99   -27.86%   -20.86%       N/A       N/A       N/A       N/A     -2.84%     -2.84%

WM VARIABLE TRUST
BALANCED PORTFOLIO                      06/03/97   -17.41%   -10.41%      4.62%     4.62%      N/A       N/A      4.79%      4.79%
CONSERVATIVE BALANCED PORTFOLIO         04/23/98   -11.03%    -4.03%       N/A       N/A       N/A       N/A      0.51%      0.51%
CONSERVATIVE GROWTH PORTFOLIO           06/03/97   -24.05%   -17.05%      3.92%     3.92%      N/A       N/A      4.20%      4.20%
EQUITY INCOME FUND                      04/28/98   -21.10%   -14.10%       N/A       N/A       N/A       N/A      1.50%      1.50%
FLEXIBLE INCOME PORTFOLIO               09/09/97    -6.70%     0.30%      4.65%     4.65%      N/A       N/A      4.71%      4.71%
GROWTH FUND                             05/07/93   -39.35%   -32.35%      1.76%     1.76%      N/A       N/A      7.69%      7.69%
GROWTH & INCOME FUND                    01/12/94   -29.65%   -22.65%     -0.03%    -0.03%      N/A       N/A      7.40%      7.40%
INCOME FUND                             05/07/93     0.68%     7.68%      4.65%     4.65%      N/A       N/A      4.74%      4.74%
INTERNATIONAL GROWTH FUND               05/07/93   -24.17%   -17.17%     -4.04%    -4.04%      N/A       N/A     -0.26%     -0.26%
MID CAP STOCK FUND                      05/01/00   -19.10%   -12.10%       N/A       N/A       N/A       N/A      2.24%      4.37%
SHORT TERM INCOME FUND                  01/12/94    -2.84%     4.16%      4.21%     4.21%      N/A       N/A      3.39%      3.39%
SMALL CAP STOCK FUND                    01/12/94   -55.26%   -48.26%     -7.07%    -7.07%      N/A       N/A      1.10%      1.10%
STRATEGIC GROWTH PORTFOLIO              06/03/97   -28.90%   -21.90%      4.13%     4.13%      N/A       N/A      4.76%      4.76%
U.S. GOVERNMENT SECURITIES PORTFOLIO    05/06/93    -0.14%     6.86%      4.78%     4.78%      N/A       N/A      4.35%      4.35%
WEST COAST EQUITY FUND                  04/28/98   -31.02%   -24.02%       N/A       N/A       N/A       N/A      4.74%      4.74%

(1) This represents the inception date of the individual Underlying Funds or portfolios. Returns for periods less than one year are not annualized.


Hypothetical return data is derived from the original class of the corresponding Underlying Funds of the Anchor Series Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust and WM Variable Trust, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each Underlying Fund.

                                 INCOME PAYMENTS

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of certain guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as described in the prospectus. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and the dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and the age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.

                               ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing
(a) by (b) where:

(a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

(b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the Underlying Funds in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                              NIF = ($11.46/$11.44)
                                  = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5% per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5% per annum is:

                1/[(1.035) (to the power of) (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

                            VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.
For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a), 403(a) or, if from a plan of a governmental employer, 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his or her job; (3) dies;
(4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that a Nonqualified annuity contract may be exchanged in a tax-free transaction for another Nonqualified annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced with the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. The IRS recently ruled that the transfer of a nonqualified annuity contract into a pre-existing annuity contract also qualifies as a tax-free exchange under IRC section 1035. Prior to this ruling, it was at best uncertain whether annuity owners could exchange an annuity contract tax-free into an existing contract, even though it appeared to be possible to effectively achieve the same result by exchanging two existing contracts into a single new contract. However, it is uncertain what effect this ruling will have, if any, on the issue of partial exchanges. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2003 is $12,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $2,000 in 2003 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions may not exceed the lessor of $40,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2003 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2002 and 2003. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

The contracts are offered through WM Funds Distributor, located at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. WM Funds Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS

The audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the audited financial statements of the Variable Separate Account at December 31, 2002 and for each of the two years in the period ended December 31, 2002 are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account options.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                 Page
                                                               Number(s)
                                                               ---------
Report of Independent Accountants                                 F-2

Consolidated Balance Sheet - December 31, 2002 and
December 31, 2001                                             F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2002, 2001 and 2000         F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2002, 2001 and 2000                              F-7 to F-8

Notes to Consolidated Financial Statements                    F-9 to F-39

Report of Independent Accountants

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company and its subsidiaries (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
February 11, 2003

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments            $    65,872     $   200,064
  Bonds, notes and redeemable
    preferred stocks available for sale,
    at fair value (amortized cost:
    December 31, 2002, $5,492,677;
    December 31, 2001, $4,607,901)             5,528,569       4,545,075
  Mortgage loans                                 738,601         692,392
  Policy loans                                   215,846         226,961
  Separate account seed money                     25,366          50,560
  Common stocks available for sale, at
    fair value (cost: December 31, 2002,
    $4,111; December 31, 2001, $1,288)             2,609             861
  Partnerships                                     8,766         451,583
  Real estate                                     22,315          20,091
  Other invested assets                          585,760         563,739
                                             -----------     -----------
  Total investments and cash                   7,193,704       6,751,326

Variable annuity assets held in separate
  accounts                                    14,758,642      18,526,413
Accrued investment income                         75,326          65,272
Deferred acquisition costs                     1,364,748       1,419,498
Income taxes currently receivable from
  Parent                                         100,123          61,435
Due from affiliates                               26,304           3,999
Goodwill                                           4,603          20,150
Other assets                                      15,382          92,012
                                             -----------     -----------
TOTAL ASSETS                                 $23,538,832     $26,940,105
                                             ===========     ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)


                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts       $ 4,285,098     $ 3,498,917
  Reserves for universal life insurance
    contracts                                  1,676,073       1,738,493
  Reserves for guaranteed investment
    contracts                                    359,561         483,861
  Securities loaned under collateral
    agreements                                   585,760         541,899
  Modified coinsurance deposit liability          31,393          61,675
  Payable to brokers                               8,529           4,479
  Other liabilities                              160,265         220,588
                                             -----------     -----------
Total reserves, payables and accrued
liabilities                                    7,106,679       6,549,912
                                             -----------     -----------
Variable annuity liabilities related to
  separate accounts                           14,758,642      18,526,413
                                             -----------     -----------
Subordinated notes payable to affiliates             ---          58,814
                                             -----------     -----------
Deferred income taxes                            351,872         210,970
                                             -----------     -----------
Shareholder's equity:
  Common stock                                     3,511           3,511
  Additional paid-in capital                   1,125,753         925,753
  Retained earnings                              175,871         694,004
  Accumulated other comprehensive income
    (loss)                                        16,504         (29,272)
                                             -----------     -----------
  Total shareholder's equity                   1,321,639       1,593,996
                                             -----------     -----------
TOTAL LIABILITIES AND SHAREHOLDER'S
  EQUITY                                     $23,538,832     $26,940,105
                                             ===========     ===========










           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                    Years Ended December 31,
                                              ------------------------------------
                                                 2002         2001         2000
                                              ---------    ---------    ----------
                                                         (in thousands)
Investment income                             $ 390,086    $ 375,213    $  399,355
                                              ---------    ---------    ----------
Interest expense on:
  Fixed annuity contracts                      (142,973)    (133,647)     (140,322)
  Universal life insurance contracts            (80,021)     (81,773)      (86,263)
  Guaranteed investment contracts               (11,267)     (25,079)      (34,124)
  Securities lending agreements                 (12,530)        (945)          ---
  Subordinated notes payable to affiliates          ---       (4,475)       (4,144)
                                              ---------    ---------    ----------
  Total interest expense                       (246,791)    (245,919)     (264,853)
                                              ---------    ---------    ----------
NET INVESTMENT INCOME                           143,295      129,294       134,502
                                              ---------    ---------    ----------
NET REALIZED INVESTMENT LOSSES                  (65,811)     (92,711)      (15,177)
                                              ---------    ---------    ----------
Fee income:
  Variable annuity fees                         318,061      361,877       400,495
  Net retained commissions                          ---       47,572        62,202
  Asset management fees                             ---       63,529        73,922
  Universal life insurance fees, net             20,537       18,909        20,258
  Surrender charges                              32,507       24,911        20,963
  Other fees                                      3,305       14,551        12,959
                                              ---------    ---------    ----------
TOTAL FEE INCOME                                374,410      531,349       590,799
                                              ---------    ---------    ----------
GENERAL AND ADMINISTRATIVE EXPENSES            (101,839)    (149,936)     (171,013)
                                              ---------    ---------    ----------
AMORTIZATION OF DEFERRED ACQUISITION COSTS     (187,860)    (220,316)     (158,007)
                                              ---------    ---------    ----------
ANNUAL COMMISSIONS                              (58,389)     (58,278)      (56,473)
                                              ---------    ---------    ----------
GUARANTEED MINIMUM DEATH BENEFITS,
  NET OF REINSURANCE RECOVERIES                 (67,492)     (17,839)         (614)
                                              ---------    ---------    ----------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              36,314      121,563       324,017
                                              ---------    ---------    ----------
Income tax expense                               (2,063)     (20,852)     (108,445)
                                              ---------    ---------    ----------
NET INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              34,251      100,711       215,572
                                              ---------    ---------    ----------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
  NET OF TAX                                        ---      (10,342)          ---
                                              ---------    ---------    ----------
NET INCOME                                    $  34,251    $  90,369    $  215,572
                                              ---------    ---------    ----------


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)


                                                     Years Ended December 31,
                                               -----------------------------------
                                                 2002          2001        2000
                                               ---------    ---------    ---------
                                                         (in thousands)
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Net unrealized gains (losses) on debt
    and equity securities available for sale
    identified in the current period
    (net of income tax expense of $7,125,
    income tax benefit of $3,646 and income
    tax expense of $20,444 for 2002, 2001
    and 2000, respectively)                    $  13,233    $  (6,772)   $  37,968

  Less reclassification adjustment for
    net realized losses included in net
    income (net of income tax benefit of
    $18,300, $22,422 and $4,848 for 2002,
    2001 and 2000, respectively)                  33,985       41,640        9,003

  CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
    NET OF TAX                                        --        1,389           --

  Net change related to cash flow hedges
    (net of income tax benefit of $776
    for 2002 and income tax expense of
    $28 for 2001)                                 (1,442)          53           --
                                               ---------    ---------    ---------

OTHER COMPREHENSIVE INCOME                        45,776       36,310       46,971
                                               ---------    ---------    ---------

COMPREHENSIVE INCOME                           $  80,027    $ 126,679    $ 262,543
                                               =========    =========    =========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              Years Ended December 31,
                                                      -----------------------------------------
                                                         2002            2001           2000
                                                      -----------   ------------    -----------
                                                                   (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                            $    34,251    $    90,369    $   215,572
Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cumulative effect of accounting change,
  net of tax                                                   --         10,342             --
  Interest credited to:
    Fixed annuity contracts                               142,973        133,647        140,322
    Universal life insurance contracts                     80,021         81,773         86,263
    Guaranteed investment contracts                        11,267         25,079         34,124
  Net realized investment losses                           65,811         92,711         15,177
  (Accretion) amortization of net
    (discounts) premiums on investments                    (1,295)         4,554         (2,198)
  Universal life insurance fees, net                      (20,537)       (18,909)       (20,258)
  Amortization of goodwill                                     --          1,452          1,455
  Amortization of deferred acquisition costs              187,860        220,316        158,007
  Acquisition costs deferred                             (256,538)      (359,158)      (362,084)
  Provision for deferred income taxes                     128,748        126,010        114,127
  Change in:
    Accrued investment income                             (10,099)        (7,717)         3,029
    Other assets                                            2,433         15,042        (16,628)
    Income taxes currently receivable from/
      payable to Parent                                   (50,471)           106        (84,482)
    Due from/to affiliates                                 16,153        (68,844)        27,763
    Other liabilities                                       5,167          9,697        (40,283)
  Other, net                                               40,518         40,125         43,376
                                                      -----------   ------------    -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                 376,262        396,595        313,282
                                                      -----------   ------------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks         (2,403,362)    (2,178,830)      (881,647)

  Mortgage loans                                         (128,764)       (70,295)      (144,303)
  Other investments, excluding short-term
    investments                                           (65,184)       (27,413)       (66,722)
Sales of:
  Bonds, notes and redeemable preferred stocks            849,022      1,087,090        468,221
  Other investments, excluding short-term
    investments                                               825          3,527         60,538
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks            615,798        549,638        429,347
  Mortgage loans                                           82,825         63,960        136,277
  Other investments, excluding short-term
    investments                                           114,347         78,555        122,195
Net cash and short-term investments
  transferred to affiliates in assumption
  reinsurance transaction relating to MBL
  Life Assurance Corporation                                   --             --         (3,314)
                                                      -----------   ------------    -----------

NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES   $  (934,493)   $  (493,768)   $   120,592
                                                      -----------   ------------    -----------




           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                        Years Ended December 31,
                                                -----------------------------------------
                                                   2002            2001           2000
                                                -----------    -----------    -----------
                                                              (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity contracts                       $ 1,731,597    $ 2,280,498    $ 1,764,600
  Universal life insurance contracts                 49,402         52,469         58,738
  Guaranteed investment contracts                        --         40,000        350,000
Net exchanges from the fixed accounts
  of variable annuity contracts                    (503,221)    (1,368,527)    (1,994,710)
Withdrawal payments on:
  Fixed annuity contracts                          (529,466)      (315,794)      (320,778)
  Universal life insurance contracts                (68,444)       (55,361)      (145,067)
  Guaranteed investment contracts                  (135,084)      (191,919)       (78,312)
Claims and annuity payments on:
  Fixed annuity contracts                           (98,570)       (52,685)      (114,761)
  Universal life insurance contracts               (100,995)      (146,998)      (118,302)
Net receipts from (repayments of)
  other short-term financings                        (8,025)        15,920        (33,689)
Net payment related to a modified
  coinsurance transaction                           (30,282)       (35,972)       (43,110)
Net receipts from issuances of subordinated
  notes payable to affiliate                             --             --         17,303
Capital contribution received from Parent           200,000             --             --
Dividends paid to Parent                                 --        (94,095)       (69,000)
Net cash and short-term investments
  transferred to the Parent in distribution
  of Saamsun Holdings Corp.                         (82,873)            --             --
                                                -----------    -----------    -----------

NET CASH PROVIDED BY (USED IN)
FINANCING ACTIVITIES                                424,039        127,536       (727,088)
                                                -----------    -----------    -----------

NET (DECREASE) INCREASE IN CASH AND
SHORT-TERM INVESTMENTS                             (134,192)        30,363       (293,214)

CASH AND SHORT-TERM INVESTMENTS
AT BEGINNING OF PERIOD                              200,064        169,701        462,915
                                                -----------    -----------    -----------

CASH AND SHORT-TERM INVESTMENTS
AT END OF PERIOD                                $    65,872    $   200,064    $   169,701
                                                ===========    ===========    ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                   $    12,530    $     1,725    $     1,841
                                                ===========    ===========    ===========

Net income taxes refunded by (paid to) Parent   $    76,214    $   120,504    $   (78,796)
                                                ===========    ===========    ===========



           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    NATURE OF OPERATIONS

      AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG SunAmerica Inc. ("SAI"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement savings and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs") directed to the institutional marketplace.

      The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      On January 1, 2002, the Company declared a distribution to the Parent of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Prior to January 1, 2002, Saamsun held the Company's asset management and broker-dealer segments (see Note 12). This distribution had a material effect on the Company's shareholder's equity, reducing it by $552,384,000. This distribution had the effect of reducing cash and short-term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts through the asset management business. Pretax loss from these operations, on a combined basis, totaled $21,278,000 for the year ended December 31, 2001, compared to pretax income of $66,017,000 for the year ended December 30, 2000.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    NATURE OF OPERATIONS (Continued)

      exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior period items have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income, as they are recorded directly to policyholders' liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Partnership investments in affordable housing properties are generally carried at cost, and for certain of the properties, realized tax credits reduce the carrying value of the investment as an alternative to reducing income tax expense. Limited partnerships are carried at equity or cost depending on the equity ownership position. Real estate is carried at the lower of cost or net realizable value.

      Other invested assets consist of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the statement of income and comprehensive income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      INTEREST RATE SWAP AGREEMENTS: As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities into fixed-rate instruments. At December 31, 2002, the Company has one outstanding Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $256,538,000, $359,158,000, and $362,084,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $9,000,000 at December 31, 2002 and increased $16,000,000 and at December 31, 2001, for this adjustment.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities) supporting the annuity obligations, costs of providing for policy guarantees and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the statement of income.

      GOODWILL: Goodwill amounted to $4,603,000 (net of accumulated amortization of $7,847,000) and $20,150,000 (net of accumulated amortization of $19,852,000) at December 31, 2002 and 2001, respectively. Pursuant to the distribution of Saamsun to the Parent on January 1, 2002, the Company transferred $15,547,000 of goodwill belonging to the asset management operations and broker-dealer operations to the Parent.

      In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2002, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for further discussion of SFAS 142.

      RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 7 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

      SECURITIES LOANED UNDER COLLATERAL AGREEMENTS: The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company.

      FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the balance sheet and measure these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133, and became effective for the Company on January 1, 2001. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

      In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). The Company recorded $15,910,000 of additional impairments ($10,342,000 net of tax) pursuant to the implementation of EITF 99-20. This adjustment was recorded as a cumulative effect of accounting change in the consolidated statement of income and comprehensive income for 2001.

      In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its statement of income and is effective as of January 1, 2002. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of a change in accounting principle. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of December 31, 2002, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance.

      In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN 45 on its results from operations and financial condition will not be significant.

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. The maximum liability

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      under these guarantees at December 31, 2002 is $813,000,000. These agreements are more fully described in Note 8.

3.    ACQUISITION

      On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

      As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies in which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003 to eligible policies still active on each of those dates. The Company's portion of the payment due amounted to $58,329,000 on January 1, 2000, $52,093,000 on June 30, 2001 and $48,939,000 on June 30, 2002, and
      was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits. On December 31, 2002, the remaining enhancement reserve for such payments totaled $48,595,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                                       Estimated
                                                        Amortized           Fair
                                                             Cost          Value
                                                       ----------    -----------
                                                            (In thousands)
AT DECEMBER 31, 2002:

Securities of the United States Government             $   32,531     $   32,820
Mortgage-backed securities                              1,476,100      1,547,568
Securities of public utilities                            311,951        311,604
Corporate bonds and notes                               2,757,880      2,776,021
Redeemable preferred stocks                                21,515         21,575
Other debt securities                                     892,700        838,981
                                                       ----------    -----------
  Total                                                $5,492,677     $5,528,569
                                                       ==========    ===========

AT DECEMBER 31, 2001:

Securities of the United States Government             $   24,279     $   24,069
Mortgage-backed securities                              1,532,155      1,543,175
Securities of public utilities                            223,006        222,815
Corporate bonds and notes                               2,059,160      2,002,981
Redeemable preferred stocks                                21,515         21,515
Other debt securities                                     747,786        730,520
                                                       ----------    -----------
  Total                                                $4,607,901     $4,545,075
                                                       ==========    ===========

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2002, follow:

                                                                       Estimated
                                                       Amortized            Fair
                                                            Cost           Value
                                                      ----------      ----------
                                                           (In thousands)

Due in one year or less                               $  181,967      $  180,293
Due after one year through five years                  1,763,626       1,757,157
Due after five years through ten years                 1,497,987       1,494,157
Due after ten years                                      572,997         549,395
Mortgage-backed securities                             1,476,100       1,547,567
                                                      ----------      ----------
  Total                                               $5,492,677      $5,528,569
                                                      ==========      ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                  Gross        Gross
                                             Unrealized   Unrealized
                                                  Gains       Losses
                                             ----------   ----------
                                                 (In thousands)

AT DECEMBER 31, 2002:

Securities of the United States Government   $    1,174   $     (885)
Mortgage-backed securities                       72,364         (896)
Securities of public utilities                   11,514      (11,861)
Corporate bonds and notes                       109,067      (90,926)
Redeemable preferred stocks                          60           --
Other debt securities                            10,797      (64,516)
                                             ----------   ----------
  Total                                      $  204,976   $ (169,084)
                                             ==========   ==========


AT DECEMBER 31, 2001:

Securities of the United States Government   $      105   $     (315)
Mortgage-backed securities                       16,573       (5,553)
Securities of public utilities                    1,885       (2,076)
Corporate bonds and notes                        21,540      (77,719)
Other debt securities                             6,226      (23,492)
                                             ----------   ----------
  Total                                      $   46,329   $ (109,155)
                                             ==========   ==========

      Gross unrealized gains on equity securities aggregated $76,000 at December 31, 2002 and $12,000 at December 31, 2001. Gross unrealized losses on equity securities aggregated $1,578,000 at December 31, 2002 and $439,000 at December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross realized investment gains and losses on sales of investments are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

BONDS, NOTES AND REDEEMABLE
  PREFERRED STOCKS:
  Realized gains                 $  26,555    $  34,026    $   9,608
  Realized losses                  (33,600)     (25,258)      (5,573)

MORTGAGE LOANS:
  Realized losses                       --           --         (276)

COMMON STOCKS:
Realized gains                          --          164          610
Realized losses                       (169)          --           --

OTHER INVESTMENTS:
Realized gains                          --           --        1,091
Realized losses                     (1,324)        (685)          --

IMPAIRMENT WRITEDOWNS              (57,273)    (100,958)     (20,637)
                                 ---------    ---------    ---------
Total net realized investment
  losses                         $ (65,811)   $ (92,711)   $ (15,177)
                                 =========    =========    =========


      The sources and related amounts of investment income (losses) are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

Short-term investments           $   3,879    $   8,422    $  21,683
Bonds, notes and redeemable
  preferred stocks                 305,480      285,668      290,157
Mortgage loans                      55,417       58,262       60,608
Partnerships                         1,281       13,905        7,031
Policy loans                        18,796       18,218       20,200
Common stocks                           --            2           --
Real estate                           (276)        (272)         121
Other invested assets                7,866       (4,030)       6,668
Less: investment expenses           (2,357)      (4,962)      (7,113)
                                 ---------    ---------    ---------
Total investment income          $ 390,086    $ 375,213    $ 399,355
                                 =========    =========    =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4     INVESTMENTS (Continued)

      At December 31, 2002, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      At December 31, 2002, bonds, notes and redeemable preferred stocks included $331,844,000 of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 30 industries with 23% of these assets concentrated in financial institutions and 14% concentrated in telecommunications. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2002, mortgage loans were collateralized by properties located in 28 states, with loans totaling approximately 28% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2002, the carrying value, which approximates market value, of all investments in default as to the payment of principal or interest totaled $15,613,000 ($8,934,000 of bonds and $6,679,000 of mortgage loans).

      As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2002, the Company had one outstanding liability Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024. The net interest received or paid on the Swap Agreement is included in Interest Expense in the Statement of Income and Comprehensive Income. The total net interest paid amounted to $1,543,000 for the year ended December 31, 2002, compared with net interest received of $2,599,000 for the year ended December 31, 2001 and $43,000 for the year ended December 31, 2000.

      At December 31, 2002, $9,423,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The estimated fair values of the Company's financial instruments at December 31, 2002 and 2001 compared with their respective carrying values, are as follows:

                                                      Carrying          Fair
                                                        Value           Value
                                                     -----------     -----------
                                                           (In thousands)
DECEMBER 31, 2002:

ASSETS:
      Cash and short-term investments                $    65,872     $    65,872
      Bonds, notes and redeemable preferred
        stocks                                         5,528,569       5,528,569
      Mortgage loans                                     738,601         818,022
      Policy loans                                       215,846         215,846
      Separate account seed money                         25,366          25,366
      Common stocks                                        2,609           2,609
      Partnerships                                         8,766           7,504
      Securities held under collateral                   585,760         585,760
        agreements
      Variable annuity assets held in                 14,758,642      14,758,642
        separate accounts

LIABILITIES:
      Reserves for fixed annuity contracts           $ 4,285,098     $ 4,173,950
      Reserves for guaranteed investment
        contracts                                        359,561         367,393
      Securities loaned under collateral
        agreements                                       585,760         585,760
      Variable annuity liabilities related
        to separate accounts                          14,758,642      14,758,642

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                       Carrying         Fair
                                                         Value          Value
                                                      -----------    -----------
                                                            (In thousands)
DECEMBER 31, 2001:

ASSETS:

      Cash and short-term investments                 $   200,064    $   200,064
      Bonds, notes and redeemable preferred
        stocks                                          4,545,075      4,545,075
      Mortgage loans                                      692,392        732,393
      Policy loans                                        226,961        226,961
      Separate account seed money                          50,560         50,560
      Common stocks                                           861            861
      Partnerships                                          8,214          7,527
      Securities held under collateral
        agreements                                        541,899        541,899
      Variable annuity assets held in                  18,526,413     18,526,413
        separate accounts

LIABILITIES:

      Reserves for fixed annuity contracts            $ 3,498,917    $ 3,439,727
      Reserves for guaranteed investment                  483,861        490,718
        Contracts
      Securities loaned under collateral
        agreements                                        541,899        541,899
      Variable annuity liabilities related
        to separate accounts                           18,526,413     18,526,413
      Subordinated notes payable to affiliates             58,814         62,273

6.    SUBORDINATED NOTES PAYABLE TO AFFILIATES

      Subordinated notes (including accrued interest of $6,354,000) payable to affiliates totaled $58,814,000 at interest rates ranging from 8% to 9.5% at December 31, 2001. The notes were distributed to the Parent as part of the Saamsun distribution on January 1, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   REINSURANCE

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; the principal invested, adjusted for withdrawals, accumulated at up to 5% per annum (subject to certain caps); or an amount equal to the highest account value in effect on any anniversary date under the contract. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, a portion of the GMDB risk on approximately 28% (calculated based on current account value) of the contracts with such features had been reinsured. Approximately half of this reinsurance will cease at the time the modified coinsurance deposit liability is fully paid down, which is presently estimated to occur in early 2004. However, a substantial majority of all new contracts sold have reinsurance coverage. Reinsurance coverage is subject to limitations such as caps and deductibles. GMDB-related contractholder benefits incurred, net of related reinsurance, were $67,492,000 (net of $8,362,000 of reinsurance recoveries), $17,839,000 (net of $3,767,000 of reinsurance recoveries) and $614,000 (net of $937,000 of reinsurance recoveries) for 2002, 2001 and 2000, respectively. In accordance with Generally Accepted Accounting Principles, the Company expenses such benefits in the period incurred, and therefore does not provide reserves for future benefits. GMDB reinsurance premiums were $17,290,000, $8,200,000 and $3,689,000 for 2002, 2001, and 2000, respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      EARNINGS ENHANCEMENT BENEFIT ("EEB"): The Company issues certain variable annuity products that offer an optional Earnings Enhancement Benefit (EEB) feature. This optional feature provides an additional death benefit, for which the Company assesses a separate charge to contractholders who elect the feature. The EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The percentages vary by issue age and policy duration. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, approximately 7% of inforce contracts include EEB coverage, with 96% of the EEB risk fully reinsured. EEB reinsurance premiums were $360,000 for 2002 and are included in general and administrative expenses in the consolidated statement of income and comprehensive income. There were no EEB reinsurance premiums in 2001 or 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    REINSURANCE (Continued)

      GUARANTEED MINIMUM INCOME BENEFIT ("GMIB"): The Company issues certain variable annuity products that contain or offer a Guaranteed Minimum Income Benefit ("GMIB") living benefit feature. This feature provides a minimum annuity payment guarantee for those contractholders who choose to receive fixed lifetime annuity payments after a seven or ten-year waiting period in their deferred annuity contracts. Over 90% of the contracts (calculated based on account values) with the GMIB feature guaranteed fixed lifetime annuity payments based on principal, adjusted for withdrawals, invested in the contract. The remaining contracts also offer a GMIB based on principal accumulated at 3% to 6.5% per annum. The charges for this feature vary by contract and in certain instances there is no charge for the benefit. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Substantially all of the Company's GMIB risk has been reinsured as of December 31, 2002. GMIB reinsurance premiums were $4,902,000, $5,047,000 and $3,109,000 for 2002, 2001, and 2000,
      respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2002, a total reserve credit of $3,641,000 was taken against the life insurance reserves.

      On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. For the year ended December 31, 2002, the Company recorded income of $6,418,000 from this program, as compared to a cost of $6,909,000 for the year ended December 31, 2001 and a cost of $12,026,000 for the year ended December 31, 2000. These amounts are reported as a component of general and administrative expenses in the Consolidated Statement of Income and Comprehensive Income.

      With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2002 is $813,000,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $350,450,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates of these commitments are as follows: $250,000,000 in 2004, $405,000,000 in 2005 and $158,000,000 in 2006. Management does not anticipate any material losses with respect to these commitments.

      In the ordinary course of business, the Company is obligated to purchase approximately $42,000,000 of asset backed securities as of December 31, 2002. The expiration dates of these commitments are as follows:
      $21,000,000 in 2003, $14,000,000 in 2004 and $7,000,000 in 2006.

      The Company has entered into an agreement whereby it is committed to purchase the remaining principal amount, $36,437,000 as of December 31, 2002, of various mortgage-backed securities at par value in March 2006. As of December 31, 2002, the estimated fair value exceeded the principal amount of the securities. At the present time, management does not anticipate any material losses with respect to this agreement.

      In the third quarter of 2002, the Company began issuing certain variable annuity products which offer an optional Guaranteed Minimum Account Value ("GMAV") living benefit. If elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. There is a separate charge to the contractholder for this feature. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contractholder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of December 31, 2002, the premiums subject to guarantee totaled approximately $100 million, and the estimated fair values of the GMAV were not material.

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company. The Company previously reported on a matter, McMurdie et al. v. SunAmerica et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. The lawsuit was settled in September 2002.

      The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      member of AIG. The Guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the Guarantee directly against American Home.

      The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value. Common Stock. At December 31, 2002 and 2001, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                       Years ended December 31,
                                              -----------------------------------------
                                                 2002           2001           2000
                                              -----------    -----------    -----------
                                                           (In thousands)
ADDITIONAL PAID-IN CAPITAL:
  Beginning balances                          $   925,753    $   493,010    $   493,010
  Capital contributions by Parent                 200,000             --             --
  Contribution of subsidiary by Parent                 --        432,743             --
                                              -----------    -----------    -----------
  Ending balances                             $ 1,125,753    $   925,753    $   493,010
                                              ===========    ===========    ===========

RETAINED EARNINGS:
  Beginning balances                          $   694,004    $   697,730    $   551,158
  Net income                                       34,251         90,369        215,572
  Dividends paid to Parent                             --        (94,095)       (69,000)
  Distribution of subsidiary to Parent           (552,384)            --             --
                                              -----------    -----------    -----------
  Ending balances                             $   175,871    $   694,004    $   697,730
                                              ===========    ===========    ===========

ACCUMULATED OTHER COMPREHENSIVE
  INCOME(LOSS):
  Beginning balances                          $   (29,272)   $   (65,582)   $  (112,553)
  Change in net unrealized gains (losses)
    on debt securities available for sale          98,718         59,842         79,891
  Change in net unrealized gains (losses)
    on equity securities available for sale        (1,075)          (400)           (27)
  Change in adjustment to deferred
    acquisition costs                             (25,000)        (5,800)        (7,600)
  Tax effects of net changes                      (25,425)       (18,774)       (25,293)
  Cumulative effect of accounting change,
    net of tax                                         --          1,389             --
  Net change related to cash flow hedges           (1,442)            53             --
                                              -----------    -----------    -----------
  Ending balances                             $    16,504    $   (29,272)   $   (65,582)
                                              ===========    ===========    ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) are as follows:

                                                    December 31,     December 31,
                                                       2002              2001
                                                    ------------     ------------
                                                           (In thousands)
Gross unrealized gains                               $ 205,052        $  46,341
Gross unrealized losses                               (170,662)        (109,594)
Adjustment to DAC                                       (9,000)          16,000
Cash flow hedge                                             --            2,218
Deferred income taxes                                   (8,886)          15,763
                                                     ---------        ---------
Accumulated other comprehensive
  income (loss)                                      $  16,504        $ (29,272)
                                                     =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

      On January 1, 2002, the Company declared a distribution to its Parent of 100% of the outstanding capital stock of its then consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Saamsun held the Company's asset management and broker-dealer segments. This distribution reduced the Company's shareholder's equity by $552,384,000, cash and short term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts (see Note 11). Net loss from these operations, on a combined basis, totaled $9,491,000 for the year ended December 31, 2001. Net income from these operations, on a combined basis, totaled $39,619,000 for the year ended December 31, 2000.

      On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing, LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. The Company subsequently contributed all of its ownership interests SAAH LLC to Saamsun. All of SAAH LLC's ownership interests were ultimately contributed to SAAMCO. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are passed on to its direct Parent, SAAMCO. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000. This contribution was approved by the Arizona Department of Insurance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Currently, no dividends can be paid to stockholders in the year 2003 without obtaining prior approval. No dividends were paid in the year ended December 31, 2002. Ordinary and extraordinary dividends of $94,095,000 and $69,000,000 were paid on April 2, 2001 and March 1, 2000, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss totaled $180,737,000 for the year ended December 31, 2002 and $122,322,000 for the year ended December 31, 2001. The Company's net income for the year ended December 31, 2000 was $168,367,000. The Company's statutory capital and surplus totaled $463,905,000 at December 31, 2002 and $1,009,267,000 at December
      31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                          Net
                                        Realized
                                       Investment
                                         Gains
                                        (Losses)       Operations        Total
                                       ----------      ----------      ---------

                                                     (In thousands)
YEAR ENDED DECEMBER 31, 2002:

  Currently payable                    $  (18,625)     $ (108,060)     $(126,685)
  Deferred                                 (4,409)        133,157        128,748
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (23,034)     $   25,097      $   2,063
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2001:

  Currently payable                    $  (18,317)     $  (86,841)     $(105,158)
  Deferred                                (17,180)        143,190        126,010
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (35,497)     $   56,349      $  20,852
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2000:

  Currently payable                    $    2,791      $   (8,473)     $  (5,682)
  Deferred                                 (8,103)        122,230        114,127
                                       ----------      ----------      ---------
Total income tax expense (benefit)     $   (5,312)     $  113,757      $ 108,445
                                       ==========      ==========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                  Years ended December 31,
                                            -----------------------------------
                                              2002         2001         2000
                                            ---------    ---------    ---------
                                                       (In thousands)

Amount computed at statutory rate           $  12,710    $  42,547    $ 113,406
Increases (decreases) resulting from:
  Amortization of differences between
  book and tax bases of net assets
    acquired                                       --          613          597
  State income taxes, net of federal
    tax benefit                                    --        4,072        9,718
  Dividends received deduction                (10,117)     (13,406)     (10,900)
  Tax credits                                      --      (16,758)      (2,382)
  Other, net                                     (530)       3,784       (1,994)
                                            ---------    ---------    ---------
  Total income tax expense                  $   2,063    $  20,852    $ 108,445
                                            =========    =========    =========

      For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2002. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                      December 31,   December 31,
                                                         2002            2001
                                                      ------------   ------------
                                                            (In thousands)

DEFERRED TAX LIABILITIES:

Deferred acquisition costs                             $ 423,823      $ 425,208
State income taxes                                            --          5,978
Other liabilities                                         42,289         24,247
Net unrealized gains on debt and equity
  securities available for sale                            8,885             --
                                                       ---------      ---------
Total deferred tax liabilities                           474,997        455,433
                                                       ---------      ---------
DEFERRED TAX ASSETS:

Investments                                              (13,591)       (23,194)
Contractholder reserves                                  (84,943)      (184,890)
Guaranty fund assessments                                 (3,774)        (3,629)
Deferred income                                          (16,416)       (16,211)
Other assets                                              (4,401)            --
Net unrealized losses on debt and equity
  securities available for sale                               --        (16,539)
                                                       ---------      ---------
Total deferred tax assets                               (123,125)      (244,463)
                                                       ---------      ---------
Deferred income taxes                                  $ 351,872      $ 210,970
                                                       =========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   RELATED-PARTY MATTERS

      As discussed in Notes 1 and 12, the Company declared a distribution to the Parent, effective January 1, 2002, of 100% of the outstanding common stock of its consolidated subsidiary, Saamsun.

      For the year ended December 31, 2002, the Company paid commissions totaling $59,058,000 to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Financial Advisors and Franklin Financial Services Corporation. As discussed in Note 9, Royal Alliance Associates, Inc. was a wholly owned subsidiary of the Company prior to January 1, 2002. For the years ended December 31, 2001 and 2000, the Company paid commissions totaling $40,567,000 and $44,584,000, respectively, to six affiliated broker-dealers: SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc. and VALIC Financial Advisors. These affiliated broker-dealers, distribute a significant portion of the Company's variable annuity products, amounting to approximately 31.2%, 26.0% and 33.8% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3% and 33.6% were distributed by these affiliated broker-dealers for the years ended December 31, 2001 and 2000.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, SAI and AIG. Amounts paid for such services totaled $119,981,000 for the year ended December 31, 2002, $130,178,000 for the year ended December 31, 2001 and $132,034,000 for the year ended December 31, 2000. The component of such costs which relate to the production or acquisition of new business during these periods amounted to $49,004,000, $68,757,000 and $61,954,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the Statement of Income.

      The Company paid $790,000 and $219,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2002 and 2001, respectively (see Note 2).

      On June 10, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a former subsidiary of the Company and registered investment advisor, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement is retroactive to January 1, 2002. Variable annuity fees of $62,562,000 were included in the statement of income and comprehensive income relating to the SAAMCO Agreement for the year ended December 31, 2002. Of this amount $57,745,000 has been paid to the Company in 2002 and $4,817,000 remains a receivable from SAAMCO at December 31, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   RELATED-PARTY MATTERS (Continued)

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAI, whereby the Company has the right to borrow up to $500,000,000 from SAI. Any advances made by SAI under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SAI, whereby SAI has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. At December 31, 2002, $50,000,000 was due to the Company under this agreement. This receivable was collected in January 2003 and was included in due from affiliates on the balance sheet at December 31, 2002. At December 31, 2001, $75,000,000 was due to the Company under this agreement. This receivable was collected in January 2002 and was included in due from affiliates on the consolidated balance sheet at December 31, 2001.

      On September 26, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby the Company has the right to borrow up to $500,000,000 from SunAmerica Investments, Inc. Any advances made by SunAmerica Investments, Inc. under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby SunAmerica Investments, Inc. has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      During the year ended December 31, 2000, the Company sold various invested assets to the Parent for cash equal to their current market value of $6,362,000.

      During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements on the New York Business from the Acquisition (see Note 3). During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent related to policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 3).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS

      As a result of the distribution of Saamsun to the Parent on January 1, 2002, the Company has one business segment in 2002, annuity operations (see Note 9). Prior to January 1, 2002, the Company had three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance based on profit or loss from operations before income taxes. There were no intersegment revenues for the years ended December 31, 2001 and 2000. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the Company and allocates depreciation of such assets to the Company.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 11.9% of sales in the year ended December 31, 2002, 12.2% of sales in the year ended December 31, 2001 and 16.9% of sales in the year ended December 31, 2000. No other independent selling organization was responsible for 10% or more of sales for any such period. For the years ended December 31, 2001 and 2000, there was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations for the years ended December 31, 2001 and 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

      Summarized data for the Company's business segments follow:

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2002:

    Investment income            $    390,086    $         --   $         --   $    390,086
    Interest expense                 (246,791)             --             --       (246,791)
                                 ------------    ------------   ------------   ------------
    Net investment income             143,295              --             --        143,295

    Net realized investment
      losses                          (65,811)             --             --        (65,811)

    Variable annuity fees             318,061              --             --        318,061
    Universal life insurance
      fees, net                        20,537              --             --         20,537
    Surrender charges                  32,507              --             --         32,507
    Other fees                          3,305              --             --          3,305
                                 ------------    ------------   ------------   ------------
    Total fee income                  374,410              --             --        374,410

    General and administrative
      expenses                       (101,839)             --             --       (101,839)

    Amortization of deferred
      acquisition costs              (187,860)             --             --       (187,860)

    Annual commissions                (58,389)             --             --        (58,389)

    Guaranteed minimum death
      benefits, net of
      reinsurance recoveries          (67,492)             --             --        (67,492)
                                 ------------    ------------   ------------   ------------
    Pretax income before
      cumulative effect of
      accounting change          $     36,314    $         --   $         --   $     36,314
                                 ============    ============   ============   ============

    Total assets                 $ 23,538,832    $         --   $         --   $ 23,538,832
                                 ============    ============   ============   ============
    Expenditures for
    long-lived assets            $         --    $         --   $         --   $         --
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2001:

Investment income                $    359,655    $     14,988   $        570   $    375,213
Interest expense                    (241,444)          (4,115)          (360)      (245,919)
                                 ------------    ------------   ------------   ------------
Net investment income                 118,211          10,873            210        129,294


Net realized investment
  losses                              (59,784)        (32,927)            --        (92,711)


Variable annuity fees                 350,378          11,499             --        361,877
Net retained commissions                   --           2,210         45,362         47,572
Asset management fees                      --          63,529             --         63,529
Universal life insurance
  fees, net                            18,909              --             --         18,909
Surrender charges                      24,911              --             --         24,911
Other fees                              3,626           9,350          1,575         14,551
                                 ------------    ------------   ------------   ------------
Total fee income                      397,824          86,588         46,937        531,349

General and administrative
  expenses                            (93,020)        (27,430)       (29,486)      (149,936)

Amortization of deferred
  acquisition costs                  (144,273)        (76,043)            --       (220,316)

Annual commissions                    (58,278)             --             --        (58,278)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries              (17,839)             --             --        (17,839)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    142,841    $    (38,939)  $     17,661   $    121,563
                                 ============    ============   ============   ============

Total assets                     $ 26,207,279    $    659,876   $     72,950   $ 26,940,105
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        614   $        608   $      1,222
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2000:

Investment income                $    388,368    $      9,800   $      1,187   $    399,355
Interest expense                     (260,709)         (3,784)          (360)      (264,853)
                                 ------------    ------------   ------------   ------------
Net investment income                 127,659           6,016            827        134,502


Net realized investment
  losses                              (15,177)             --             --        (15,177)


Variable annuity fees                 385,436          15,059             --        400,495
Net retained commissions                   --           3,878         58,324         62,202
Asset management fees                      --          73,922             --         73,922
Universal life insurance
  fees, net                            20,258              --             --         20,258
Surrender charges                      20,963              --             --         20,963
Other fees                              3,832           6,708          2,419         12,959
                                 ------------    ------------   ------------   ------------
Total fee income                      430,489          99,567         60,743        590,799

General and administrative
  expenses                           (102,849)        (36,106)       (32,058)      (171,013)

Amortization of deferred
  acquisition costs                  (125,035)        (32,972)            --       (158,007)

Annual commissions                    (56,473)             --             --        (56,473)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries                 (614)             --             --           (614)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    258,000    $     36,505   $     29,512   $    324,017
                                 ============    ============   ============   ============

Total assets                     $ 26,908,888    $    199,075   $     81,515   $ 27,189,478
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        454   $      1,600   $      2,054
                                 ============    ============   ============   ============

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2002

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 2002, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.



PriceWaterhouseCoopers LLP
Los Angeles, California

February 28, 2003

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                          Government
                                Global                        Growth         Capital          and                         Natural
                                Growth         Growth         Income      Appreciation   Quality Bond      Growth        Resources
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 2) *    (Class 2) *    (Class 2) *     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $          95  $          91  $          94  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0     26,050,264     44,829,134     13,347,034      3,238,456
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                            0              0              0              0              0              0              0
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $          95  $          91  $          94  $  26,050,264  $  44,829,134  $  13,347,034  $   3,238,456
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                 95             91             94     26,045,032     44,770,736     13,335,897      3,238,456

     Contracts in payout
        (annuitization)
        period                           0              0              0          5,232         58,398         11,137              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $          95  $          91  $          94  $  26,050,264  $  44,829,134  $  13,347,034  $   3,238,456
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                           9              8              9      1,009,913      2,716,283        639,847        211,766
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       10.95  $       10.88  $       10.88  $       25.79  $       16.50  $       20.86  $       15.29
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                             Government
                                Capital          and                         Natural        Growth       Aggressive      Alliance
                             Appreciation   Quality Bond      Growth        Resources      & Income        Growth         Growth
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *   (Class VC) *     (Class 1)      (Class 1)
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                     93            102             95            104              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0             95              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                            0              0              0              0              0      8,129,261     39,103,613
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $          93  $         102  $          95  $         104  $          95  $   8,129,261  $  39,103,613
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                 93            102             95            104             95      8,120,032     38,941,033

     Contracts in payout
        (annuitization)
        period                           0              0              0              0              0          9,229        162,580
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $          93  $         102  $          95  $         104  $          95  $   8,129,261  $  39,103,613
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                           4              6              5              7             12        803,064      1,771,359
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       25.79  $       16.47  $       20.85  $       15.27  $        8.18  $       10.12  $       22.08
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                             Davis
                                 Asset        Blue Chip        Cash         Corporate       Venture       "Dogs" of      Emerging
                              Allocation       Growth       Management        Bond           Value       Wall Street      Markets
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                               (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                   12,122,947        919,545     27,666,979     11,381,271     47,039,545      2,863,752      3,351,330
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $  12,122,947  $     919,545  $  27,666,979  $  11,381,271  $  47,039,545  $   2,863,752  $   3,351,330
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units         12,094,593        919,545     27,631,356     11,354,685     46,949,940      2,863,752      3,350,972

     Contracts in payout
        (annuitization)
        period                      28,354              0         35,623         26,586         89,605              0            358
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $  12,122,947  $     919,545  $  27,666,979  $  11,381,271  $  47,039,545  $   2,863,752  $   3,351,330
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                     715,214        197,222      2,120,213        769,655      2,185,704        321,081        560,976
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       16.95  $        4.66  $       13.04  $       14.79  $       21.52  $        8.92  $        5.98
                             =============  =============  =============  =============  =============  =============  =============


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                             Goldman
                               Federated       Global         Global          Sachs         Growth-         Growth      High-Yield
                                 Value          Bond         Equities       Research        Income      Opportunities      Bond
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                               (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                    8,924,710      4,348,421      5,982,669        486,500     32,639,759        501,574      9,657,821
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $   8,924,710  $   4,348,421  $   5,982,669  $     486,500  $  32,639,759  $     501,574  $   9,657,821
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units          8,909,548      4,303,016      5,977,936        486,500     32,519,673        501,574      9,655,950

     Contracts in payout
        (annuitization)
        period                      15,162         45,405          4,733              0        120,086              0          1,871
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $   8,924,710  $   4,348,421  $   5,982,669  $     486,500  $  32,639,759  $     501,574  $   9,657,821
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                     689,455        265,801        475,243         95,735      1,565,450        145,691        832,552
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       12.94  $       16.36  $       12.59  $        5.08  $       20.85  $        3.44  $       11.61
                             =============  =============  =============  =============  =============  =============  =============


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                             International  International       MFS            MFS
                              Diversified     Growth &       Growth &        Mid-Cap          MFS          Putnam          Real
                               Equities        Income         Income         Growth      Total Return      Growth         Estate
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                               (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                    5,691,038      5,867,467      8,484,530      4,653,371     17,966,421      9,779,310      3,608,508
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $   5,691,038  $   5,867,467  $   8,484,530  $   4,653,371  $  17,966,421  $   9,779,310  $   3,608,508
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units          5,677,068      5,866,020      8,467,358      4,653,371     17,960,795      9,779,310      3,607,565

     Contracts in payout
        (annuitization)
        period                      13,970          1,447         17,172              0          5,626              0            943
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $   5,691,038  $   5,867,467  $   8,484,530  $   4,653,371  $  17,966,421  $   9,779,310  $   3,608,508
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                     792,414        701,797        567,941        666,404        903,191        707,074        304,254
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $        7.17  $        8.37  $       14.94  $        6.98  $       19.89  $       13.83  $       11.86
                             =============  =============  =============  =============  =============  =============  =============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                              SunAmerica                      Telecom       Worldwide     Aggressive      Alliance         Asset
                               Balanced      Technology       Utility      High Income      Growth         Growth       Allocation
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                               (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 3) *    (Class 3) *    (Class 3) *
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                   12,707,426        343,634      2,539,689      4,333,598             95             93             99
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $  12,707,426  $     343,634  $   2,539,689  $   4,333,598  $          95  $          93  $          99
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units         12,690,416        343,634      2,539,689      4,332,720             95             93             99

     Contracts in payout
        (annuitization)
        period                      17,010              0              0            878              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $  12,707,426  $     343,634  $   2,539,689  $   4,333,598  $          95  $          93  $          99
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                   1,013,190        199,441        294,108        308,909              9              4              6
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       12.55  $        1.72  $        8.64  $       14.03  $       10.08  $       21.94  $       16.89
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                               Blue Chip        Cash         Corporate        Davis        "Dogs" of      Emerging       Federated
                                Growth       Management        Bond       Venture Value   Wall Street      Markets         Value
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust,
         at fair value                   0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                           93            167            103             97             98             96             97
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $          93  $         167  $         103  $          97  $          98  $          96  $          97
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                 93            167            103             97             98             96             97

     Contracts in payout
        (annuitization)
        period                           0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $          93  $         167  $         103  $          97  $          98  $          96  $          97
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                          20             13              7              5             11             16              8
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $        4.66  $       13.02  $       14.70  $       21.46  $        8.90  $        5.96  $       12.91
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                             Goldman
                                Foreign        Global         Global          Sachs         Growth-        Growth       High-Yield
                                 Value          Bond         Equities       Research        Income      Opportunities      Bond
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust,
         at fair value                   0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                           95            102             96             94             96             91            101
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $          95  $         102  $          96  $          94  $          96  $          91  $         101
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                 95            102             96             94             96             91            101

     Contracts in payout
        (annuitization)
        period                           0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $          95  $         102  $          96  $          94  $          96  $          91  $         101
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                          10              6              8             19              5             26              9
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $        9.41  $       16.32  $       12.55  $        5.06  $       20.79  $        3.44  $       11.59
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                             International  International
                              Diversified      Growth         Marsico      MFS Growth     MFS Mid-Cap     MFS Total       Putnam
                               Equities       & Income         Growth       & Income        Growth         Return         Growth
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust,
         at fair value                   0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                           99             98             95             95             94             98             94
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $          99  $          98  $          95  $          95  $          94  $          98  $          94
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                 99             98             95             95             94             98             94

     Contracts in payout
        (annuitization)
        period                           0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $          99  $          98  $          95  $          95  $          94  $          98  $          94
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                          14             12             13              6             14              5              7
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $        7.17  $        8.33  $        7.43  $       14.93  $        6.96  $       19.85  $       13.78
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                 Real        Small & Mid    SunAmerica                      Telecom       Worldwide
                                Estate        Cap Value      Balanced      Technology       Utility      High Income     Comstock
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *   (Class II) *
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                          101             97             97             84            102            101              0
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0             96

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $         101  $          97  $          97  $          84  $         102  $         101  $          96
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                101             97             97             84            102            101             96

     Contracts in payout
        (annuitization)
        period                           0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $         101  $          97  $          97  $          84  $         102  $         101  $          96
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                           9             10              8             49             12              7             12
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       11.84  $       10.12  $       12.51  $        1.72  $        8.62  $       13.99  $        8.15
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                         Emerging       Growth &
                                                          Growth         Income
                                                         Portfolio      Portfolio
                                                       (Class II) *   (Class II) *
                                                       -------------  -------------
Assets:
     Investments in American Funds Insurance Series,
         at fair value                                 $           0  $           0
     Investments in Anchor Series Trust,
         at fair value                                             0              0
     Investments in Lord Abbett Series Fund, Inc.,
        at fair value                                              0              0
     Investments in SunAmerica Series Trust,
        at fair value                                              0              0
     Investments in Van Kampen Life Investment Trust,
        at fair value                                             93             98

Liabilities                                                        0              0
                                                       -------------  -------------

Net Assets                                             $          93  $          98
                                                       =============  =============

     Accumulation units                                           93             98

     Contracts in payout (annuitization) period                    0              0
                                                       -------------  -------------

          Total net assets                             $          93  $          98
                                                       =============  =============

Accumulation units outstanding                                    13             11
                                                       =============  =============

Unit value of accumulation units                       $        7.00  $        8.79
                                                       =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2002

                                                                                  Market Value       Market
Variable Accounts                                                   Shares         Per Share          Value                Cost
AMERICAN FUNDS INSURANCE SERIES:
     Global Growth Portfolio (Class 2) *                                   8         $11.32         $        95         $       100
     Growth Portfolio (Class 2) *                                          3          33.29                  91                 100
     Growth Income Portfolio (Class 2) *                                   4          25.52                  94                 101
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio                                1,137,440          22.90          26,050,264          39,240,768
     Government and Quality Bond Portfolio                         2,874,151          15.60          44,829,134          43,395,775
     Growth Portfolio                                                689,913          19.35          13,347,034          20,101,873
     Natural Resources Portfolio                                     180,178          17.97           3,238,456           3,230,763
     Capital Appreciation Portfolio (Class 3) *                            4          22.85                  93                 100
     Government and Quality Bond Portfolio (Class 3) *                     7          15.59                 102                 100
     Growth Portfolio (Class 3) *                                          5          19.34                  95                 101
     Natural Resources Portfolio (Class 3) *                               6          17.96                 104                 100
LORD ABBETT SERIES FUND, INC.:
     Growth & Income Portfolio (Class VC) *                                5          18.83                  95                 101
SUNAMERICA SERIES TRUST:
     Aggressive Growth Porfolio (Class 1)                          1,196,849           6.79           8,129,261          17,210,241
     Alliance Growth Portfolio (Class 1)                           2,798,009          13.98          39,103,613          74,821,264
     Asset Allocation Portfolio (Class 1)                          1,049,709          11.55          12,122,947          15,059,941
     Blue Chip Growth Portfolio (Class 1)                            189,662           4.85             919,545           1,142,384
     Cash Management Portfolio (Class 1)                           2,554,934          10.83          27,666,979          28,079,969
     Corporate Bond Portfolio (Class 1)                            1,017,398          11.19          11,381,271          11,359,508
     DavisVenture Value Portfolio (Class 1)                        2,675,374          17.58          47,039,545          56,615,786
     "Dogs" of Wall Street Portfolio (Class 1)                       334,470           8.56           2,863,752           2,997,157
     Emerging Markets Portfolio (Class 1)                            547,355           6.12           3,351,330           4,573,143
     Federated Value Portfolio (Class 1)                             743,669          12.00           8,924,710          10,636,839
     Global Bond Portfolio (Class 1)                                 398,778          10.90           4,348,421           4,397,251
     Global Equities Portfolio (Class 1)                             729,888           8.20           5,982,669          11,224,972
     Goldman Sachs Research Portfolio (Class 1)                       92,612           5.25             486,500             603,396
     Growth-Income Portfolio (Class 1)                             1,883,250          17.33          32,639,759          46,233,761
     Growth Opportunities Portfolio (Class 1)                        141,228           3.55             501,574             757,473
     High-Yield Bond Portfolio (Class 1)                           1,748,058           5.52           9,657,821          11,821,617
     International Diversified Equities Portfolio (Class 1)        1,043,729           5.45           5,691,038          10,634,576
     International Growth & Income Portfolio (Class 1)               790,815           7.42           5,867,467           8,089,424
     MFS Growth & Income Portfolio (Class 1)                         986,747           8.60           8,484,530          12,419,547
     MFS Mid-Cap Growth Portfolio (Class 1)                          803,567           5.79           4,653,371          10,570,098
     MFS Total Return Portfolio (Class 1)                          1,262,499          14.23          17,966,421          18,830,420
     Putnam Growth Portfolio (Class 1)                               867,289          11.28           9,779,310          18,140,615
     Real Estate Portfolio (Class 1)                                 322,310          11.20           3,608,508           3,486,661
     SunAmerica Balanced Portfolio (Class 1)                       1,074,247          11.83          12,707,426          17,132,667
     Technology Portfolio (Class 1)                                  192,215           1.79             343,634             513,339
     Telecom Utility Portfolio (Class 1)                             359,591           7.06           2,539,689           4,330,614
     Worldwide High Income Portfolio (Class 1)                       670,955           6.46           4,333,598           5,327,134
     Aggressive Growth Portfolio (Class 3) *                              14           6.79                  95                 100
     Alliance Growth Portfolio (Class 3) *                                 7          13.96                  93                 101
     Asset Allocation Portfolio (Class 3) *                                9          11.54                  99                 100
     Blue Chip Growth Portfolio (Class 3) *                               19           4.85                  93                 101
     Cash Management Portfolio (Class 3) *                                15          10.81                 167                 167
     Corporate Bond Portfolio (Class 3) *                                  9          11.17                 103                 101
     Davis Venture Value Portfolio (Class 3) *                             6          17.56                  97                 100
     "Dogs" of Wall Street Portfolio (Class 3) *                          11           8.55                  98                 101
     Emerging Markets Portfolio (Class 3) *                               16           6.12                  96                 100
     Federated Value Portfolio (Class 3) *                                 8          11.99                  97                 100
     Foreign Value Portfolio (Class 3) *                                  10           9.43                  95                 101
     Global Bond Portfolio (Class 3) *                                     9          10.89                 102                 100
     Global Equities Portfolio (Class 3) *                                12           8.17                  96                 101
     Goldman Sachs Research Portfolio (Class 3) *                         18           5.24                  94                 100
     Growth-Income Portfolio (Class 3) *                                   6          17.32                  96                 100
     Growth Opportunities Portfolio (Class 3) *                           26           3.54                  91                 100
     High-Yield Bond Portfolio (Class 3) *                                18           5.52                 101                 100
     International Diversified Equities Portfolio (Class 3) *             18           5.43                  99                 100
     International Growth & Income Portfolio (Class 3) *                  13           7.44                  98                 101
     Marsico Growth Portfolio (Class 3) *                                 12           7.64                  95                 100
     MFS Growth & Income Portfolio (Class 3) *                            11           8.60                  95                 100
     MFS Mid-Cap Growth Portfolio (Class 3) *                             16           5.78                  94                 100
     MFS Total Return Portfolio (Class 3) *                                7          14.22                  98                 100
     Putnam Growth Portfolio (Class 3) *                                   8          11.26                  94                 100
     Real Estate Portfolio (Class 3) *                                     9          11.18                 101                 100
     Small & Mid Cap Value Portfolio (Class 3) *                          10          10.18                  97                 100
     SunAmerica Balanced Portfolio (Class 3) *                             8          11.81                  97                 101
     Technology Portfolio (Class 3) *                                     47           1.79                  84                 100
     Telecom Utility Portfolio (Class 3) *                                14           7.06                 102                 100
     Worldwide High Income Portfolio (Class 3) *                          16           6.44                 101                 100
VAN KAMPEN LIFE INVESTMENT TRUST:
     Comstock Portfolio (Class II) *                                      11           9.07                  96                 100
     Emerging Growth Portfolio (Class II) *                                5          19.05                  93                 101
     Growth and Income Portfolio (Class II) *                              7          13.45                  98                 100

                 See accompanying notes to financial statements.

* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002


                                              Global                       Growth        Capital
                                              Growth         Growth        Income      Appreciation
                                             Portfolio      Portfolio     Portfolio      Portfolio
                                           (Class 2)(1)   (Class 2)(1)   (Class 2)(1)    (Class 1)
                                           --------------------------------------------------------
Investment income:
     Dividends                              $  0          $   0          $  0          $          0
                                           --------------------------------------------------------
         Total investment income               0              0             0                     0
                                           --------------------------------------------------------
Expenses:
     Mortality and expense risk charge         0              0             0              (421,887)
     Distribution expense charge               0              0             0               (46,193)
                                           --------------------------------------------------------
         Total expenses                        0              0             0              (468,080)
                                           --------------------------------------------------------
Net investment income (loss)                   0              0             0              (468,080)
                                           --------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                11            110            11             6,871,962
     Cost of shares sold                     (11)          (113)          (12)          (10,090,335)
                                           --------------------------------------------------------
Net realized gains (losses) from
        securities transactions                0             (3)           (1)           (3,218,373)
Realized gain distributions                    0              0             0                     0
                                           --------------------------------------------------------
Net realized gains (losses)                    0             (3)           (1)           (3,218,373)
                                           --------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                       0              0             0            (7,795,584)
     End of period                            (5)            (9)           (7)          (13,190,504)
                                           --------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments             (5)            (9)           (7)           (5,394,920)
                                           --------------------------------------------------------
Increase (decrease) in net assets
        from operations                     $ (5)         $ (12)         $ (8)         $ (9,081,373)
                                           ========================================================

                                            Government
                                              and                                    Natural
                                           Quality Bond          Growth             Resources
                                            Portfolio           Portfolio           Portfolio
                                            (Class 1)           (Class 1)           (Class 1)
                                           --------------------------------------------------
Investment income:
     Dividends                           $  1,583,789         $    54,125         $    28,473
                                           --------------------------------------------------
         Total investment income            1,583,789              54,125              28,473
                                           --------------------------------------------------
Expenses:
     Mortality and expense risk charge       (463,638)           (209,332)            (42,104)
     Distribution expense charge              (50,763)            (22,919)             (4,610)
                                           --------------------------------------------------
         Total expenses                      (514,401)           (232,251)            (46,714)
                                           --------------------------------------------------
Net investment income (loss)                1,069,388            (178,126)            (18,241)
                                           --------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold             21,386,303           3,138,496           1,016,927
     Cost of shares sold                  (21,085,741)         (4,552,375)         (1,030,824)
                                           --------------------------------------------------
Net realized gains (losses) from
        securities transactions               300,562          (1,413,879)            (13,897)
Realized gain distributions                         0                   0             168,899
                                           --------------------------------------------------
Net realized gains (losses)                   300,562          (1,413,879)            155,002
                                           --------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                      247,302          (4,082,140)             69,154
     End of period                          1,433,359          (6,754,839)              7,693
                                           --------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments           1,186,057          (2,672,699)            (61,461)
                                           --------------------------------------------------
Increase (decrease) in net assets
        from operations                  $  2,556,007         $(4,264,704)        $    75,300
                                           ==================================================

                See accompanying notes to financial statements.

      (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                               Government
                                                                  Capital          and                            Natural
                                                               Appreciation    Quality Bond      Growth          Resources
                                                                Portfolio        Portfolio      Portfolio        Portfolio
                                                              (Class 3)(1)     (Class 3)(1)    (Class 3)(1)     (Class 3)(1)
                                                              --------------------------------------------------------------
Investment income:
     Dividends                                                $     0          $     0          $     0          $     0
                                                              --------------------------------------------------------------
         Total investment income                                    0                0                0                0
                                                              --------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                              0                0                0                0
     Distribution expense charge                                    0                0                0                0
                                                              --------------------------------------------------------------
         Total expenses                                             0                0                0                0
                                                              --------------------------------------------------------------
Net investment income (loss)                                        0                0                0                0
                                                              --------------------------------------------------------------
Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     11               10               11               10
     Cost of shares sold                                          (11)             (10)             (12)             (10)
                                                              --------------------------------------------------------------
Net realized gains (losses) from securities transactions            0                0               (1)               0
Realized gain distributions                                         0                0                0                0
                                                              --------------------------------------------------------------
Net realized gains (losses)                                         0                0               (1)               0
                                                              --------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            0                0                0                0
     End of period                                                 (7)               2               (6)               4
                                                              --------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                                  (7)               2               (6)               4
                                                              --------------------------------------------------------------
Increase (decrease) in net assets from operations             $    (7)         $     2          $    (7)         $     4
                                                              ==============================================================

                                                                Growth         Aggressive       Alliance
                                                               & Income         Growth          Growth
                                                               Portfolio       Portfolio       Portfolio
                                                             (Class VC)(1)     (Class 1)       (Class 1)
                                                              -------------------------------------------
Investment income:
     Dividends                                               $     0        $     29,142     $    131,581
                                                              -------------------------------------------
         Total investment income                                   0              29,142          131,581
                                                              -------------------------------------------
Expenses:
     Mortality and expense risk charge                             0            (139,683)        (717,749)
     Distribution expense charge                                   0             (15,293)         (78,586)
                                                              -------------------------------------------
         Total expenses                                            0            (154,976)        (796,335)
                                                              -------------------------------------------
Net investment income (loss)                                       0            (125,834)        (664,754)
                                                              -------------------------------------------
Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    11           2,821,838       12,690,222
     Cost of shares sold                                         (11)         (5,378,894)     (21,697,758)
                                                              -------------------------------------------
Net realized gains (losses) from securities transactions           0          (2,557,056)      (9,007,536)
Realized gain distributions                                        0                   0                0
                                                              -------------------------------------------
Net realized gains (losses)                                        0          (2,557,056)      (9,007,536)
                                                              -------------------------------------------
Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           0          (8,593,917)     (23,959,587)
     End of period                                                (6)         (9,080,980)     (35,717,651)
                                                              -------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                                 (6)           (487,063)     (11,758,064)
                                                              -------------------------------------------
Increase (decrease) in net assets from operations            $    (6)       $ (3,169,953)    $(21,430,354)
                                                              ===========================================

                 See accompanying notes to financial statements.

     (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                                 Davis
                                              Asset    Blue Chip     Cash         Corporate     Venture      "Dogs" of    Emerging
                                         Allocation     Growth     Management       Bond         Value      Wall Street    Markets
                                          Portfolio    Portfolio   Portfolio      Portfolio     Portfolio    Portfolio    Portfolio
                                           (Class 1)    (Class 1)  (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                        -------------------------------------------------------------------------------------------
Investment income:
     Dividends                            $ 490,653      $ 2,704   $ 1,531,654    $ 766,341     $ 326,315     $ 38,627      $ 9,935
                                        -------------------------------------------------------------------------------------------
         Total investment income            490,653        2,704     1,531,654      766,341       326,315       38,627        9,935
                                        -------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge     (198,198)     (11,305)     (442,266)    (152,173)     (776,678)     (30,116)     (64,596)
     Distribution expense charge            (21,700)      (1,237)      (48,424)     (16,661)      (85,038)      (3,297)      (7,073)
                                        -------------------------------------------------------------------------------------------
         Total expenses                    (219,898)     (12,542)     (490,690)    (168,834)     (861,716)     (33,413)     (71,669)
                                        -------------------------------------------------------------------------------------------
Net investment income (loss)                270,755       (9,838)    1,040,964      597,507      (535,401)       5,214      (61,734)
                                        -------------------------------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold            4,202,009      591,091   414,066,898    4,149,656    12,098,750    2,257,530   50,874,556
     Cost of shares sold                 (5,097,945)    (699,292) (415,163,943)  (4,284,116)  (14,214,492)  (2,318,565) (50,811,385)
                                        -------------------------------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions            (895,936)    (108,201)   (1,097,045)    (134,460)   (2,115,742)     (61,035)      63,171
Realized gain distributions                       0            0             0            0             0            0            0
                                        -------------------------------------------------------------------------------------------
Net realized gains (losses)                (895,936)    (108,201)   (1,097,045)    (134,460)   (2,115,742)     (61,035)      63,171
                                        -------------------------------------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                 (2,043,874)     (14,239)     (418,823)    (102,316)     (105,377)      75,367   (1,218,562)
     End of period                       (2,936,994)    (222,839)     (412,990)      21,763    (9,576,241)    (133,405)  (1,221,813)
                                        -------------------------------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments          (893,120)    (208,600)        5,833      124,079    (9,470,864)    (208,772)      (3,251)
                                        -------------------------------------------------------------------------------------------
Increase (decrease) in net assets
        from operations                 $(1,518,301)  $ (326,639)    $ (50,248)   $ 587,126  $(12,122,007)   $(264,593)    $ (1,814)
                                        ===========================================================================================

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                                        Goldman
                                             Federated            Global              Global              Sachs
                                               Value               Bond              Equities            Research
                                             Portfolio           Portfolio           Portfolio          Portfolio
                                              (Class 1)          (Class 1)           (Class 1)          (Class 1)
                                            ---------------------------------------------------------------------
Investment income:
     Dividends                              $    121,907       $     75,621       $          0       $          0
                                            ---------------------------------------------------------------------
         Total investment income                 121,907             75,621                  0                  0
                                            ---------------------------------------------------------------------
Expenses:
     Mortality and expense risk charge          (165,300)           (62,507)          (116,787)            (6,461)
     Distribution expense charge                 (18,098)            (6,843)           (12,787)              (707)
                                            ---------------------------------------------------------------------
         Total expenses                         (183,398)           (69,350)          (129,574)            (7,168)
                                            ---------------------------------------------------------------------
Net investment income (loss)                     (61,491)             6,271           (129,574)            (7,168)
                                            ---------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                 6,764,624          1,243,879         16,191,472            490,922
     Cost of shares sold                      (7,976,699)        (1,286,907)       (18,895,589)          (598,383)
                                            ---------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions               (1,212,075)           (43,028)        (2,704,117)          (107,461)
Realized gain distributions                            0             60,604                  0                  0
                                            ---------------------------------------------------------------------
Net realized gains (losses)                   (1,212,075)            17,576         (2,704,117)          (107,461)
                                            ---------------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                         195,233           (215,667)        (5,091,865)           (37,243)
     End of period                            (1,712,129)           (48,830)        (5,242,303)          (116,896)
                                            ---------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments             (1,907,362)           166,837           (150,438)           (79,653)
                                            ---------------------------------------------------------------------
Increase (decrease) in net
        assets from operations              $ (3,180,928)        $  190,684       $ (2,984,129)        $ (194,282)
                                            =====================================================================


                                            Growth-                  Growth                High-Yield
                                            Income                Opportunities              Bond
                                           Portfolio                Portfolio              Portfolio
                                           (Class 1)                (Class 1)              (Class 1)
                                         ------------------------------------------------------------
Investment income:
     Dividends                           $    332,678             $       0             $  1,230,391
                                         ------------------------------------------------------------
         Total investment income              332,678                     0                1,230,391
                                         ------------------------------------------------------------
Expenses:
     Mortality and expense risk charge       (567,886)               (7,935)                (131,293)
     Distribution expense charge              (62,177)                 (869)                 (14,376)
                                         ------------------------------------------------------------
         Total expenses                      (630,063)               (8,804)                (145,669)
                                         ------------------------------------------------------------
Net investment income (loss)                 (297,385)               (8,804)               1,084,722
                                         ------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold             14,267,444               476,692                9,626,811
     Cost of shares sold                  (17,427,140)             (573,111)             (10,999,421)
                                         ------------------------------------------------------------
Net realized gains (losses) from
        securities transactions            (3,159,696)              (96,419)              (1,372,610)
Realized gain distributions                         0                     0                        0
                                         ------------------------------------------------------------
Net realized gains (losses)                (3,159,696)              (96,419)              (1,372,610)
                                         ------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                   (6,210,521)              (30,795)              (1,801,633)
     End of period                        (13,594,002)             (255,899)              (2,163,796)
                                         ------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments          (7,383,481)             (225,104)                (362,163)
                                         ------------------------------------------------------------
Increase (decrease) in net
        assets from operations           $(10,840,562)            $(330,327)            $   (650,051)
                                         ============================================================

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                International                          MFS            MFS
                                                                 Diversified        International    Growth &        Mid-Cap
                                                                  Equities       Growth & Income     Income         Growth
                                                                 Portfolio          Portfolio       Portfolio      Portfolio
                                                                  (Class 1)          (Class 1)      (Class 1)      (Class 1)
                                                              --------------------------------------------------------------
Investment income:
     Dividends                                                         $ 0           $ 39,000       $ 73,863            $ 0
                                                              --------------------------------------------------------------
         Total investment income                                         0             39,000         73,863              0
                                                              --------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                            (126,558)          (143,965)      (129,715)       (79,012)
     Distribution expense charge                                   (13,856)           (15,762)       (14,202)        (8,651)
                                                              --------------------------------------------------------------
         Total expenses                                           (140,414)          (159,727)      (143,917)       (87,663)
                                                              --------------------------------------------------------------
Net investment income (loss)                                      (140,414)          (120,727)       (70,054)       (87,663)
                                                              --------------------------------------------------------------
Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                 125,066,455        193,911,386      2,061,996      1,446,460
     Cost of shares sold                                      (125,458,521)      (193,559,326)    (2,896,159)    (2,975,254)
                                                              --------------------------------------------------------------
Net realized gains (losses) from securities transactions          (392,066)           352,060       (834,163)    (1,528,794)
Realized gain distributions                                              0                  0              0              0
                                                              --------------------------------------------------------------
Net realized gains (losses)                                       (392,066)           352,060       (834,163)    (1,528,794)
                                                              --------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                        (4,063,572)        (2,151,133)    (2,355,928)    (3,383,832)
     End of period                                              (4,943,538)        (2,221,957)    (3,935,017)    (5,916,727)
                                                              --------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                                 (879,966)           (70,824)    (1,579,089)    (2,532,895)
                                                              --------------------------------------------------------------
Increase (decrease) in net assets from operations              $(1,412,446)         $ 160,509   $ (2,483,306)  $ (4,149,352)
                                                              ==============================================================


                                                                      MFS
                                                                    Total         Putnam             Real
                                                                     Return       Growth           Estate
                                                                Portfolio      Portfolio        Portfolio
                                                                 (Class 1)      (Class 1)        (Class 1)
                                                              --------------------------------------------
Investment income:
     Dividends                                                 $ 344,185       $ 21,339        $ 101,766
                                                              --------------------------------------------
         Total investment income                                 344,185         21,339          101,766
                                                              --------------------------------------------
Expenses:
     Mortality and expense risk charge                          (244,157)      (177,968)         (50,955)
     Distribution expense charge                                 (26,733)       (19,485)          (5,579)
                                                              --------------------------------------------
         Total expenses                                         (270,890)      (197,453)         (56,534)
                                                              --------------------------------------------
Net investment income (loss)                                      73,295       (176,114)          45,232
                                                              --------------------------------------------
Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                 7,142,921      3,644,071        2,122,482
     Cost of shares sold                                      (7,235,131)    (5,992,182)      (2,053,126)
                                                              --------------------------------------------
Net realized gains (losses) from securities transactions         (92,210)    (2,348,111)          69,356
Realized gain distributions                                      216,496              0                0
                                                              --------------------------------------------
Net realized gains (losses)                                      124,286     (2,348,111)          69,356
                                                              --------------------------------------------
Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                         585,678     (6,519,847)         125,153
     End of period                                              (863,999)    (8,361,305)         121,847
                                                              --------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                             (1,449,677)    (1,841,458)          (3,306)
                                                              --------------------------------------------
Increase (decrease) in net assets from operations           $ (1,252,096)  $ (4,365,683)       $ 111,282
                                                              ============================================

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                          SunAmerica                                   Telecom            Worldwide
                                            Balanced           Technology               Utility          High Income
                                           Portfolio           Portfolio             Portfolio            Portfolio
                                            (Class 1)           (Class 1)             (Class 1)            (Class 1)
                                         ---------------------------------------------------------------------------
Investment income:
     Dividends                             $ 377,555                 $ 0             $ 291,673            $ 524,060
                                         ---------------------------------------------------------------------------
         Total investment income             377,555                   0               291,673              524,060
                                         ---------------------------------------------------------------------------
Expenses:
     Mortality and expense risk charge      (208,799)             (4,486)              (45,861)             (59,735)
     Distribution expense charge             (22,861)               (491)               (5,021)              (6,540)
                                         ---------------------------------------------------------------------------
         Total expenses                     (231,660)             (4,977)              (50,882)             (66,275)
                                         ---------------------------------------------------------------------------
Net investment income (loss)                 145,895              (4,977)              240,791              457,785
                                         ---------------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold             3,780,636             157,598             1,428,818            3,743,695
     Cost of shares sold                  (4,726,621)           (233,275)           (2,153,296)          (4,334,923)
                                         ---------------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions             (945,985)            (75,677)             (724,478)            (591,228)
Realized gain distributions                        0                   0                     0                    0
                                         ---------------------------------------------------------------------------
Net realized gains (losses)                 (945,985)            (75,677)             (724,478)            (591,228)
                                         ---------------------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                  (2,382,726)            (12,959)           (1,222,077)          (1,076,441)
     End of period                        (4,425,241)           (169,705)           (1,790,925)            (993,536)
                                         ---------------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments         (2,042,515)           (156,746)             (568,848)              82,905
                                         ---------------------------------------------------------------------------
Increase (decrease) in net
        assets from operations           $(2,842,605)         $ (237,400)  $        (1,052,535)           $ (50,538)
                                         ===========================================================================

                                                 Aggressive          Alliance                Asset
                                                   Growth             Growth               Allocation
                                                 Portfolio           Portfolio              Portfolio
                                                (Class 3)(1)       (Class 3)(1)           (Class 3)(1)
                                                ------------------------------------------------------
Investment income:
     Dividends                                     $ 0                  $ 0                   $ 0
                                                ------------------------------------------------------
         Total investment income                     0                    0                     0
                                                ------------------------------------------------------
Expenses:
     Mortality and expense risk charge               0                    0                     0
     Distribution expense charge                     0                    0                     0
                                                ------------------------------------------------------
         Total expenses                              0                    0                     0
                                                ------------------------------------------------------
Net investment income (loss)                         0                    0                     0
                                                ------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                      12                   11                    11
     Cost of shares sold                           (13)                 (11)                  (11)
                                                ------------------------------------------------------
Net realized gains (losses) from
        securities transactions                     (1)                   0                     0
Realized gain distributions                          0                    0                     0
                                                ------------------------------------------------------
Net realized gains (losses)                         (1)                   0                     0
                                                ------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                             0                    0                     0
     End of period                                  (5)                  (8)                   (1)
                                                ------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                   (5)                  (8)                   (1)
                                                ------------------------------------------------------
Increase (decrease) in net
        assets from operations                    $ (6)                $ (8)                 $ (1)
                                                ======================================================

                 See accompanying notes to financial statements.

     (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)


                                                    Blue Chip         Cash         Corporate        Davis
                                                     Growth         Management        Bond       Venture Value
                                                    Portfolio       Portfolio       Portfolio     Portfolio
                                                   (Class 3)(1)    (Class 3)(1)    (Class 3)(1)  (Class 3)(1)
                                                   -----------------------------------------------------------
Investment income:
     Dividends                                          $ 0              $ 0            $ 0            $ 0
                                                   -----------------------------------------------------------
         Total investment income                          0                0              0              0
                                                   -----------------------------------------------------------
Expenses:
     Mortality and expense risk charge                    0                0              0              0
     Distribution expense charge                          0                0              0              0
                                                   -----------------------------------------------------------
         Total expenses                                   0                0              0              0
                                                   -----------------------------------------------------------
Net investment income (loss)                              0                0              0              0
                                                   -----------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                           11              117             10             11
     Cost of shares sold                                (12)            (117)           (10)           (11)
                                                   -----------------------------------------------------------
Net realized gains (losses) from
        securities transactions                          (1)               0              0              0
Realized gain distributions                               0                0              0              0
                                                   -----------------------------------------------------------
Net realized gains (losses)                              (1)               0              0              0
                                                   -----------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                                  0                0              0              0
     End of period                                       (8)               0              2             (3)
                                                   -----------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                        (8)               0              2             (3)
                                                   -----------------------------------------------------------
Increase (decrease) in net assets from operations      $ (9)             $ 0            $ 2           $ (3)
                                                   ===========================================================


                                                     "Dogs" of        Emerging        Federated
                                                     Wall Street         Markets        Value
                                                      Portfolio       Portfolio       Portfolio
                                                    (Class 3)(1)   (Class 3) (1)     (Class 3)(1)
                                                    ---------------------------------------------
Investment income:
     Dividends                                         $ 0             $ 0              $ 0
                                                    ---------------------------------------------
         Total investment income                         0               0                0
                                                    ---------------------------------------------
Expenses:
     Mortality and expense risk charge                   0               0                0
     Distribution expense charge                         0               0                0
                                                    ---------------------------------------------
         Total expenses                                  0               0                0
                                                    ---------------------------------------------
Net investment income (loss)                             0               0                0
                                                    ---------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                          11              10               11
     Cost of shares sold                               (11)            (10)             (11)
                                                    ---------------------------------------------
Net realized gains (losses) from
        securities transactions                          0               0                0
Realized gain distributions                              0               0                0
                                                    ---------------------------------------------
Net realized gains (losses)                              0               0                0
                                                    ---------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                                 0               0                0
     End of period                                      (3)             (4)              (3)
                                                    ---------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                       (3)             (4)              (3)
                                                    ---------------------------------------------
Increase (decrease) in net assets from operations     $ (3)           $ (4)            $ (3)
                                                    =============================================


                 See accompanying notes to financial statements.

     (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                           Goldman
                                            Foreign          Global            Global       Sachs
                                             Value            Bond            Equities     Research
                                           Portfolio        Portfolio        Portfolio     Portfolio
                                          (Class 3)(1)    (Class 3)(1)      (Class 3)(1)  (Class 3)(1)
                                          ------------------------------------------------------------
Investment income:
     Dividends                                 $ 0              $ 0            $ 0            $ 0
                                          ------------------------------------------------------------
         Total investment income                 0                0              0              0
                                          ------------------------------------------------------------
Expenses:
     Mortality and expense risk charge           0                0              0              0
     Distribution expense charge                 0                0              0              0
                                          ------------------------------------------------------------
         Total expenses                          0                0              0              0
                                          ------------------------------------------------------------
Net investment income (loss)                     0                0              0              0
                                          ------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                  11               10             11             11
     Cost of shares sold                       (11)             (10)           (11)           (12)
                                          ------------------------------------------------------------
Net realized gains (losses)
        from securities transactions             0                0              0             (1)
Realized gain distributions                      0                0              0              0
                                          ------------------------------------------------------------
Net realized gains (losses)                      0                0              0             (1)
                                          ------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                         0                0              0              0
     End of period                              (6)               2             (5)            (6)
                                          ------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments               (6)               2             (5)            (6)
                                          ------------------------------------------------------------
Increase (decrease) in net
        assets from operations                $ (6)             $ 2           $ (5)          $ (7)
                                          ============================================================


                                              Growth-       Growth         High-Yield
                                              Income      Opportunities        Bond
                                             Portfolio     Portfolio        Portfolio
                                           (Class 3)(1)   (Class 3)(1)     (Class 3)(1)
                                           --------------------------------------------
Investment income:
     Dividends                                 $ 0             $ 0              $ 0
                                           --------------------------------------------
         Total investment income                 0               0                0
                                           --------------------------------------------
Expenses:
     Mortality and expense risk charge           0               0                0
     Distribution expense charge                 0               0                0
                                           --------------------------------------------
         Total expenses                          0               0                0
                                           --------------------------------------------
Net investment income (loss)                     0               0                0
                                           --------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                  11              12               10
     Cost of shares sold                       (11)            (13)             (10)
                                           --------------------------------------------
Net realized gains (losses)
        from securities transactions             0              (1)               0
Realized gain distributions                      0               0                0
                                           --------------------------------------------
Net realized gains (losses)                      0              (1)               0
                                           --------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                         0               0                0
     End of period                              (4)             (9)               1
                                           --------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments               (4)             (9)               1
                                           --------------------------------------------
Increase (decrease) in net
        assets from operations                $ (4)          $ (10)             $ 1
                                           ============================================

                 See accompanying notes to financial statements.

      (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                 International   International
                                                  Diversified       Growth         Marsico       MFS Growth
                                                    Equities       and Income       Growth       and Income
                                                   Portfolio       Portfolio       Portfolio      Portfolio
                                                  (Class 3)(1)    (Class 3)(1)   (Class 3)(1)    (Class 3)(1)
                                                 ------------------------------------------------------------
Investment income:
     Dividends                                         $ 0              $ 0            $ 0            $ 0
                                                 ------------------------------------------------------------
         Total investment income                         0                0              0              0
                                                 ------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                   0                0              0              0
     Distribution expense charge                         0                0              0              0
                                                 ------------------------------------------------------------
         Total expenses                                  0                0              0              0
                                                 ------------------------------------------------------------
Net investment income (loss)                             0                0              0              0
                                                 ------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                          11               11             11             11
     Cost of shares sold                               (11)             (11)           (11)           (11)
                                                 ------------------------------------------------------------
Net realized gains (losses) from
        securities transactions                          0                0              0              0
Realized gain distributions                              0                0              0              0
                                                 ------------------------------------------------------------
Net realized gains (losses)                              0                0              0              0
                                                 ------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                                 0                0              0              0
     End of period                                      (1)              (3)            (5)            (5)
                                                 ------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                       (1)              (3)            (5)            (5)
                                                 ------------------------------------------------------------
Increase (decrease) in net assets
        from operations                               $ (1)            $ (3)          $ (5)          $ (5)
                                                 ============================================================


                                          MFS Mid-Cap      MFS Total        Putnam
                                            Growth          Return          Growth
                                           Portfolio       Portfolio        Portfolio
                                         (Class 3)(1)    (Class 3)(1)     (Class 3)(1)
                                         ---------------------------------------------
Investment income:
     Dividends                                $ 0             $ 0              $ 0
                                         ---------------------------------------------
         Total investment income                0               0                0
                                         ---------------------------------------------
Expenses:
     Mortality and expense risk charge          0               0                0
     Distribution expense charge                0               0                0
                                         ---------------------------------------------
         Total expenses                         0               0                0
                                         ---------------------------------------------
Net investment income (loss)                    0               0                0
                                         ---------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                 11              11               11
     Cost of shares sold                      (12)            (11)             (11)
                                         ---------------------------------------------
Net realized gains (losses) from
        securities transactions                (1)              0                0
Realized gain distributions                     0               0                0
                                         ---------------------------------------------
Net realized gains (losses)                    (1)              0                0
                                         ---------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                        0               0                0
     End of period                             (6)             (2)              (6)
                                         ---------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments              (6)             (2)              (6)
                                         ---------------------------------------------
Increase (decrease) in net assets
        from operations                      $ (7)           $ (2)            $ (6)
                                         =============================================

                 See accompanying notes to financial statements.

     (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                          Real         Small & Mid     SunAmerica                       Telecom         Worldwide
                         Estate         Cap Value       Balanced       Technology       Utility        High Income      Comstock
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class II)(1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
Investment income:
  Dividends           $           0   $           0   $           0   $           0   $           0   $           0   $           0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
    Total investment
      income                      0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Expenses:
  Mortality and
    expense risk
    charge                        0               0               0               0               0               0               0
  Distribution
    expense charge                0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Total expenses                0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net investment
  income (loss)                   0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net realized gains
  (losses) from
  securities
  transactions:

  Proceeds from
    shares sold                  10              12              11              14              10             110              11
  Cost of shares
    sold                        (10)            (12)            (11)            (15)            (10)           (110)            (11)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net realized gains
  (losses) from
  securities
  transactions                    0               0               0              (1)              0               0               0
Realized gain
  distributions                   0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net realized gains
  (losses)                        0               0               0              (1)              0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net unrealized
  appreciation
  (depreciation) of
  investments:

  Beginning of
    period                        0               0               0               0               0               0               0
  End of period                   1              (3)             (4)            (16)              2               1              (4)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Change in net
  unrealized
  appreciation
  (depreciation) of
  investments                     1              (3)             (4)            (16)              2               1              (4)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets from
  operations          $           1   $          (3)  $          (4)  $         (17)  $           2   $           1   $          (4)
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                              Emerging       Growth &
                                                               Growth         Income
                                                              Portfolio      Portfolio
                                                            (Class II)(1)  (Class II)(1)
                                                            ------------   ------------
Investment income:
     Dividends                                              $          0   $          0
                                                            ------------   ------------
         Total investment income                                       0              0
                                                            ------------   ------------

Expenses:
     Mortality and expense risk charge                                 0              0
     Distribution expense charge                                       0              0
                                                            ------------   ------------

         Total expenses                                                0              0
                                                            ------------   ------------

Net investment income (loss)                                           0              0
                                                            ------------   ------------

Net realized gains (losses) from securities transactions:

     Proceeds from shares sold                                        11             11
     Cost of shares sold                                             (11)           (11)
                                                            ------------   ------------

Net realized gains (losses) from securities transactions               0              0
Realized gain distributions                                            0              0
                                                            ------------   ------------

Net realized gains (losses)                                            0              0
                                                            ------------   ------------

Net unrealized appreciation (depreciation) of investments:

     Beginning of period                                               0              0
     End of period                                                    (8)            (2)
                                                            ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (8)            (2)
                                                            ------------   ------------

Increase (decrease) in net assets from operations           $         (8)  $         (2)
                                                            ============   ============

                See accompanying notes to financial statements.


(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002

                                                                                       Government
                         Global                          Growth          Capital          and                            Natural
                         Growth          Growth          Income       Appreciation    Quality Bond       Growth         Resources
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 2)(1)**  (Class 2)(1)**  (Class 2)(1)**    (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $    (468,080)  $   1,069,388   $    (178,126)  $     (18,241)
  Net realized gains
    (losses) from
    securities
    transactions                  0              (3)             (1)     (3,218,373)        300,562      (1,413,879)        155,002
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments               (5)             (9)             (7)     (5,394,920)      1,186,057      (2,672,699)        (61,461)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations                 (5)            (12)             (8)     (9,081,373)      2,556,007      (4,264,704)         75,300
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold                  100             103             102       1,540,735       8,864,437         531,583          59,448
  Cost of units
    redeemed                      0               0               0      (2,438,910)     (5,769,258)     (1,214,256)       (174,560)
  Annuity benefit
    payments                      0               0               0          (1,159)         (3,386)           (831)              0
  Net transfers                   0               0               0      (1,014,167)     16,638,826         123,385         871,048
  Contract
    maintenance
    charge                        0               0               0         (11,233)         (6,833)         (6,506)         (1,127)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions              100             103             102      (1,924,734)     19,723,786        (566,625)        754,809
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets                  95              91              94     (11,006,107)     22,279,793      (4,831,329)        830,109
Net assets at
  beginning of
  period                          0               0               0      37,056,371      22,549,341      18,178,363       2,408,347
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $          95   $          91   $          94   $  26,050,264   $  44,829,134   $  13,347,034   $   3,238,456
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                      9               8               9          49,166         560,588          21,104           3,791
  Units redeemed                  0               0               0         (85,511)       (359,628)        (53,640)        (11,394)
  Units transferred               0               0               0         (48,000)      1,044,432           4,284          51,255
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                     9               8               9         (84,345)      1,245,392         (28,252)         43,652
Beginning units                   0               0               0       1,094,258       1,470,891         668,099         168,114
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                      9               8               9       1,009,913       2,716,283         639,847         211,766
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                       Government
                         Capital           and                           Natural         Growth        Aggressive       Alliance
                      Appreciation    Quality Bond       Growth         Resources       & Income         Growth          Growth
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class VC)(1)**   (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $           0   $           0   $    (125,834)  $    (664,754)
  Net realized gains
    (losses) from
    securities
    transactions                  0               0              (1)              0               0      (2,557,056)     (9,007,536)
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments               (7)              2              (6)              4              (6)       (487,063)    (11,758,064)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease)
      in net assets
      from
      operations                 (7)              2              (7)              4              (6)     (3,169,953)    (21,430,354)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold                  100             100             102             100             101         126,772       1,128,411
  Cost of units
    redeemed                      0               0               0               0               0        (824,061)     (4,220,357)
  Annuity benefit
    payments                      0               0               0               0               0          (1,453)        (48,238)
  Net transfers                   0               0               0               0               0        (986,159)     (4,409,463)
  Contract
    maintenance
    charge                        0               0               0               0               0          (5,446)        (22,885)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease)
      in net assets
      from capital
      transactions              100             100             102             100             101      (1,690,347)     (7,572,532)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets                  93             102              95             104              95      (4,860,300)    (29,002,886)
Net assets at
  beginning of
  period                          0               0               0               0               0      12,989,561      68,106,499
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $          93   $         102   $          95   $         104   $          95   $   8,129,261   $  39,103,613
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                      4               6               5               7              12          10,764          39,962
  Units redeemed                  0               0               0               0               0         (71,674)       (162,088)
  Units transferred               0               0               0               0               0         (87,767)       (194,331)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                     4               6               5               7              12        (148,677)       (316,457)
Beginning units                   0               0               0               0               0         951,741       2,087,816
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                      4               6               5               7              12         803,064       1,771,359
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                          Davis
                          Asset         Blue Chip         Cash          Corporate        Venture        "Dogs" of       Emerging
                       Allocation        Growth        Management         Bond            Value        Wall Street       Markets
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $     270,755   $      (9,838)  $   1,040,964   $     597,507   $    (535,401)  $       5,214   $     (61,734)
  Net realized gains
    (losses) from
    securities
    transactions           (895,936)       (108,201)     (1,097,045)       (134,460)     (2,115,742)        (61,035)         63,171
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments         (893,120)       (208,600)          5,833         124,079      (9,470,864)       (208,772)         (3,251)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations         (1,518,301)       (326,639)        (50,248)        587,126     (12,122,007)       (264,593)         (1,814)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold               80,925         372,488      32,742,018         668,166       1,495,645         163,328          75,502
  Cost of units
    redeemed             (1,562,557)        (86,383)    (24,538,620)     (1,022,765)     (5,607,166)       (167,690)       (313,437)
  Annuity benefit
    payments                 (9,678)              0          (3,489)         (1,637)        (22,379)           (173)           (159)
  Net transfers          (1,854,219)        481,315      (8,924,697)      1,598,488      (3,881,057)      1,852,196      (1,662,025)
  Contract
    maintenance
    charge                   (5,140)           (300)         (4,686)         (2,883)        (21,976)           (651)         (1,416)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions       (3,350,669)        767,120        (729,474)      1,239,369      (8,036,933)      1,847,010      (1,901,535)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets          (4,868,970)        440,481        (779,722)      1,826,495     (20,158,940)      1,582,417      (1,903,349)
Net assets at
  beginning of
  period                 16,991,917         479,064      28,446,701       9,554,776      67,198,485       1,281,335       5,254,679
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $  12,122,947   $     919,545   $  27,666,979   $  11,381,271   $  47,039,545   $   2,863,752   $   3,351,330
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                  4,441          67,644       2,509,036          47,085          62,594          17,042          10,849
  Units redeemed            (89,834)        (15,450)     (1,881,918)        (72,190)       (239,170)        (18,031)        (47,244)
  Units transferred        (112,263)         73,505        (684,743)        110,917        (198,218)        189,850        (206,210)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding              (197,656)        125,699         (57,625)         85,812        (374,794)        188,861        (242,605)
Beginning units             912,870          71,523       2,177,838         683,843       2,560,498         132,220         803,581
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                715,214         197,222       2,120,213         769,655       2,185,704         321,081         560,976
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                         Goldman
                        Federated        Global          Global           Sachs          Growth-         Growth        High-Yield
                          Value           Bond          Equities        Research         Income       Opportunities       Bond
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $     (61,491)  $       6,271   $    (129,574)  $      (7,168)  $    (297,385)  $      (8,804)  $   1,084,722
  Net realized gains
    (losses) from
    securities
    transactions         (1,212,075)         17,576      (2,704,117)       (107,461)     (3,159,696)        (96,419)     (1,372,610)
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments       (1,907,362)        166,837        (150,438)        (79,653)     (7,383,481)       (225,104)       (362,163)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations         (3,180,928)        190,684      (2,984,129)       (194,282)    (10,840,562)       (330,327)       (650,051)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold              331,560          65,385         102,710         140,811       4,783,276          28,550         241,354
  Cost of units
    redeemed             (1,667,606)       (290,279)       (743,274)        (62,598)     (3,530,533)        (31,744)     (1,434,117)
  Annuity benefit
    payments                 (2,782)         (2,652)           (514)              0         (32,772)              0            (353)
  Net transfers          (1,267,702)       (313,539)     (1,367,499)        295,430      (7,263,003)        294,186       1,547,616
  Contract
    maintenance
    charge                   (3,346)         (1,218)         (3,360)            (93)        (16,598)           (163)         (2,874)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions       (2,609,876)       (542,303)     (2,011,937)        373,550      (6,059,630)        290,829         351,626
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets          (5,790,804)       (351,619)     (4,996,066)        179,268     (16,900,192)        (39,498)       (298,425)
Net assets at
  beginning of
  period                 14,715,514       4,700,040      10,978,735         307,232      49,539,951         541,072       9,956,246
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $   8,924,710   $   4,348,421   $   5,982,669   $     486,500   $  32,639,759   $     501,574   $   9,657,821
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                 21,744           4,160           6,895          23,018         187,325           5,112          19,870
  Units redeemed           (111,687)        (18,649)        (52,040)        (10,371)       (151,232)         (7,038)       (121,544)
  Units transferred        (118,858)        (19,512)       (107,969)         40,258        (315,893)         54,463         138,021
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding              (208,801)        (34,001)       (153,114)         52,905        (279,800)         52,537          36,347
Beginning units             898,256         299,802         628,357          42,830       1,845,250          93,154         796,205
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                689,455         265,801         475,243          95,735       1,565,450         145,691         832,552
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                      International   International        MFS             MFS             MFS
                       Diversified      Growth &        Growth &         Mid-Cap          Total          Putnam           Real
                        Equities         Income          Income          Growth          Return          Growth          Estate
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $    (140,414)  $    (120,727)  $     (70,054)  $     (87,663)  $      73,295   $    (176,114)  $      45,232
  Net realized gains
    (losses) from
    securities
    transactions           (392,066)        352,060        (834,163)     (1,528,794)        124,286      (2,348,111)         69,356
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments         (879,966)        (70,824)     (1,579,089)     (2,532,895)     (1,449,677)     (1,841,458)         (3,306)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations         (1,412,446)        160,509      (2,483,306)     (4,149,352)     (1,252,096)     (4,365,683)        111,282
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold            3,997,912         330,058         615,081         397,586       4,792,474         207,429         133,766
  Cost of units
    redeemed               (789,701)       (460,173)       (645,341)       (373,084)     (1,494,009)     (1,057,615)       (415,158)
  Annuity benefit
    payments                 (1,623)           (727)           (784)              0          (1,900)              0            (424)
  Net transfers          (7,383,302)     (3,276,135)        367,953         750,504        (128,959)     (1,958,709)        928,711
  Contract
    maintenance
    charge                   (2,874)         (2,752)         (3,631)         (3,035)         (5,795)         (7,008)         (1,262)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions       (4,179,588)     (3,409,729)        333,278         771,971       3,161,811      (2,815,903)        645,633
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets          (5,592,034)     (3,249,220)     (2,150,028)     (3,377,381)      1,909,715      (7,181,586)        756,915
Net assets at
  beginning of
  period                 11,283,072       9,116,687      10,634,558       8,030,752      16,056,706      16,960,896       2,851,593
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $   5,691,038   $   5,867,467   $   8,484,530   $   4,653,371   $  17,966,421   $   9,779,310   $   3,608,508
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                412,371          33,517          33,937          44,956         225,715          12,192          11,537
  Units redeemed            (87,304)        (48,511)        (38,524)        (42,262)        (73,051)        (65,709)        (35,114)
  Units transferred        (639,372)       (131,812)         18,547          65,284          (6,007)       (127,658)         76,322
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding              (314,305)       (146,806)         13,960          67,978         146,657        (181,175)         52,745
Beginning units           1,106,719         848,603         553,981         598,426         756,534         888,249         251,509
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                792,414         701,797         567,941         666,404         903,191         707,074         304,254
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                       SunAmerica                        Telecom        Worldwide      Aggressive       Alliance          Asset
                        Balanced       Technology        Utility       High Income       Growth          Growth        Allocation
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)     (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $     145,895   $      (4,977)  $     240,791   $     457,785   $           0   $           0   $           0
  Net realized gains
    (losses) from
    securities
    transactions           (945,985)        (75,677)       (724,478)       (591,228)             (1)              0               0
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments       (2,042,515)       (156,746)       (568,848)         82,905              (5)             (8)             (1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations         (2,842,605)       (237,400)     (1,052,535)        (50,538)             (6)             (8)             (1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold              179,469          49,985          53,295          66,876             101             101             100
  Cost of units
    redeemed             (1,374,619)        (42,178)       (302,261)       (467,211)              0               0               0
  Annuity benefit
    payments                 (3,552)              0               0            (119)              0               0               0
  Net transfers          (1,198,902)        221,072        (595,145)       (562,638)              0               0               0
  Contract
    maintenance
    charge                   (7,465)           (133)         (1,421)         (1,915)              0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions       (2,405,069)        228,746        (845,532)       (965,007)            101             101             100
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets          (5,247,674)         (8,654)     (1,898,067)     (1,015,545)             95              93              99
Net assets at
  beginning of
  period                 17,955,100         352,288       4,437,756       5,349,143               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $  12,707,426   $     343,634   $   2,539,689   $   4,333,598   $          95   $          93   $          99
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                 12,732          23,947           4,815           4,756               9               4               6
  Units redeemed           (101,707)        (16,930)        (31,499)        (33,745)              0               0               0
  Units transferred         (93,775)         90,391         (65,045)        (36,165)              0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding              (182,750)         97,408         (91,729)        (65,154)              9               4               6
Beginning units           1,195,940         102,033         385,837         374,063               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units              1,013,190         199,441         294,108         308,909               9               4               6
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                        Blue Chip         Cash          Corporate         Davis         "Dogs" of       Emerging        Federated
                         Growth        Management         Bond        Venture Value    Wall Street       Markets          Value
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $           0   $           0   $           0   $           0
  Net realized gains
    (losses) from
    securities
    transactions                 (1)              0               0               0               0               0               0
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments               (8)              0               2              (3)             (3)             (4)             (3)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations                 (9)              0               2              (3)             (3)             (4)             (3)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold                  102             167             101             100             101             100             100
  Cost of units
    redeemed                      0               0               0               0               0               0               0
  Annuity benefit
    payments                      0               0               0               0               0               0               0
  Net transfers                   0               0               0               0               0               0               0
  Contract
    maintenance
    charge                        0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions              102             167             101             100             101             100             100
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets                  93             167             103              97              98              96              97
Net assets at
  beginning of
  period                          0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $          93   $         167   $         103   $          97   $          98   $          96   $          97
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                     20              13               7               5              11              16               8
  Units redeemed                  0               0               0               0               0               0               0
  Units transferred               0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                    20              13               7               5              11              16               8
Beginning units                   0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                     20              13               7               5              11              16               8
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                         Goldman
                         Foreign         Global          Global           Sachs          Growth-         Growth        High-Yield
                          Value           Bond          Equities        Research         Income       Opportunities       Bond
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $           0   $           0   $           0   $           0
  Net realized gains
    (losses) from
    securities
    transactions                  0               0               0              (1)              0              (1)              0
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments               (6)              2              (5)             (6)             (4)             (9)              1
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations                 (6)              2              (5)             (7)             (4)            (10)              1
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold                  101             100             101             101             100             101             100
  Cost of units
    redeemed                      0               0               0               0               0               0               0
  Annuity benefit
    payments                      0               0               0               0               0               0               0
  Net transfers                   0               0               0               0               0               0               0
  Contract
    maintenance
    charge                        0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions              101             100             101             101             100             101             100
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets                  95             102              96              94              96              91             101
Net assets at
  beginning of
  period                          0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $          95   $         102   $          96   $          94   $          96   $          91   $         101
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                     10               6               8              19               5              26               9
  Units redeemed                  0               0               0               0               0               0               0
  Units transferred               0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                    10               6               8              19               5              26               9
Beginning units                   0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                     10               6               8              19               5              26               9
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                      International   International
                       Diversified       Growth          Marsico       MFS Growth      MFS Mid-Cap      MFS Total        Putnam
                        Equities       and Income        Growth        and Income        Growth          Return          Growth
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $           0   $           0   $           0   $           0
  Net realized gains
    (losses) from
    securities
    transactions                  0               0               0               0              (1)              0               0
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments               (1)             (3)             (5)             (5)             (6)             (2)             (6)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations                 (1)             (3)             (5)             (5)             (7)             (2)             (6)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold                  100             101             100             100             101             100             100
  Cost of units
    redeemed                      0               0               0               0               0               0               0
  Annuity benefit
    payments                      0               0               0               0               0               0               0
  Net transfers                   0               0               0               0               0               0               0
  Contract
    maintenance
    charge                        0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions              100             101             100             100             101             100             100
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets                  99              98              95              95              94              98              94
Net assets at
  beginning of
  period                          0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $          99   $          98   $          95   $          95   $          94   $          98   $          94
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                     14              12              13               6              14               5               7
  Units redeemed                  0               0               0               0               0               0               0
  Units transferred               0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                    14              12              13               6              14               5               7
Beginning units                   0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                     14              12              13               6              14               5               7
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                          Real         Small & Mid     SunAmerica                        Telecom        Worldwide
                         Estate         Cap Value       Balanced       Technology        Utility       High Income     Comstock
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                      (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)** (Class II)(1)**
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $           0   $           0   $           0  $           0
  Net realized gains
    (losses) from
    securities
    transactions                  0               0               0              (1)              0               0              0
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments                1              (3)             (4)            (16)              2               1             (4)
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

    Increase
      (decrease) in
      net assets
      from
      operations                  1              (3)             (4)            (17)              2               1             (4)
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

From capital
  transactions:
  Net proceeds from
    units sold                  100             100             101             101             100             100            100
  Cost of units
    redeemed                      0               0               0               0               0               0              0
  Annuity benefit
    payments                      0               0               0               0               0               0              0
  Net transfers                   0               0               0               0               0               0              0
  Contract
    maintenance
    charge                        0               0               0               0               0               0              0
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions              100             100             101             101             100             100            100
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

Increase (decrease)
  in net assets                 101              97              97              84             102             101             96
Net assets at
  beginning of
  period                          0               0               0               0               0               0              0
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

Net assets at end of
  period              $         101   $          97   $          97   $          84   $         102   $         101  $          96
                      =============   =============   =============   =============   =============   =============  =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                      9              10               8              49              12               7             12
  Units redeemed                  0               0               0               0               0               0              0
  Units transferred               0               0               0               0               0               0              0
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

Increase (decrease)
  in units
  outstanding                     9              10               8              49              12               7             12
Beginning units                   0               0               0               0               0               0              0
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

Ending units                      9              10               8              49              12               7             12
                      =============   =============   =============   =============   =============   =============  =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                   (Continued)

                                                               Emerging          Growth &
                                                                Growth            Income
                                                               Portfolio         Portfolio
                                                            (Class II)(1)**   (Class II)(1)**
                                                            ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $             0   $             0
     Net realized gains (losses) from
         securities transactions                                          0                 0
     Change in net unrealized appreciation
         (depreciation) of investments                                   (8)               (2)
                                                            ---------------   ---------------

         Increase (decrease) in net assets from operations               (8)               (2)
                                                            ---------------   ---------------

From capital transactions:
     Net proceeds from units sold                                       101               100
     Cost of units redeemed                                               0                 0
     Annuity benefit payments                                             0                 0
     Net transfers                                                        0                 0
     Contract maintenance charge                                          0                 0
                                                            ---------------   ---------------

         Increase (decrease) in net assets
             from capital transactions                                  101               100
                                                            ---------------   ---------------

Increase (decrease) in net assets                                        93                98
Net assets at beginning of period                                         0                 0
                                                            ---------------   ---------------

Net assets at end of period                                 $            93   $            98
                                                            ===============   ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                          13                11
     Units redeemed                                                       0                 0
     Units transferred                                                    0                 0
                                                            ---------------   ---------------

Increase (decrease) in units outstanding                                 13                11
Beginning units                                                           0                 0
                                                            ---------------   ---------------

Ending units                                                             13                11
                                                            ===============   ===============

                 See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001

                                       Government
                         Capital           and                           Natural       Aggressive       Alliance          Asset
                      Appreciation    Quality Bond       Growth         Resources        Growth          Growth        Allocation
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $    (516,187)  $     571,765   $    (268,404)  $     (31,539)  $    (193,261)  $  (1,112,994)  $     314,811
  Net realized gains
    (losses) from
    securities
    transactions          8,099,115         196,513       1,963,594         218,124       1,637,738       3,141,604          96,251
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments      (14,511,529)            193      (5,182,383)       (321,220)     (8,960,996)    (15,790,640)     (1,276,811)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease)
      in net assets
      from
      operations         (6,928,601)        768,471      (3,487,193)       (134,635)     (7,516,519)    (13,762,030)       (865,749)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold            1,664,863       2,601,842         886,063          87,008         365,341       2,130,549         366,350
  Cost of units
    redeemed             (2,717,194)     (1,844,719)     (1,163,564)        (99,245)       (938,255)     (4,602,819)     (1,819,947)
  Annuity benefit
    payments                (17,431)              0               0               0            (486)        (47,042)         (9,962)
  Net transfers          (1,208,324)      7,433,954        (139,460)        174,683      (2,885,237)     (1,915,385)        969,058
  Contract
    maintenance
    charges                 (10,872)         (3,463)         (5,959)           (738)         (6,076)        (24,411)         (5,060)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
    Increase
      (decrease) in
      net assets
      from capital
      transactions       (2,288,958)      8,187,614        (422,920)        161,708      (3,464,713)     (4,459,108)       (499,561)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets          (9,217,559)      8,956,085      (3,910,113)         27,073     (10,981,232)    (18,221,138)     (1,365,310)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at
  beginning of
  period                 46,273,930      13,593,256      22,088,476       2,381,274      23,970,793      86,327,637      18,357,227
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period              $  37,056,371   $  22,549,341   $  18,178,363   $   2,408,347   $  12,989,561   $  68,106,499   $  16,991,917
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                 47,814         170,979          30,578           5,596          22,415          63,220          19,274
  Units redeemed            (79,268)       (122,863)        (43,362)         (7,135)        (62,096)       (139,343)        (99,126)
  Units transferred         (50,553)        489,061         (14,048)          7,695        (190,356)        (77,792)         48,803
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding               (82,007)        537,177         (26,832)          6,156        (230,037)       (153,915)        (31,049)
Beginning units           1,176,265         933,714         694,931         161,958       1,181,778       2,241,731         943,919
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units              1,094,258       1,470,891         668,099         168,114         951,741       2,087,816         912,870
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                                          Davis
                        Blue Chip         Cash          Corporate        Venture        "Dogs" of       Emerging        Federated
                         Growth        Management         Bond            Value        Wall Street       Markets          Value
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 1)(2)      (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $      (2,752)  $     702,741   $     366,032   $    (693,122)  $      10,117   $     (48,422)  $      (5,712)
  Net realized gains
    (losses) from
    securities
    transactions            (17,611)        (32,718)         (6,573)     10,936,664           7,144        (211,719)        274,341
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments          (14,239)       (397,602)        168,891     (19,928,626)         45,864         172,950        (530,181)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations            (34,602)        272,421         528,350      (9,685,084)         63,125         (87,191)       (261,552)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold              245,146      11,530,570         623,335       2,325,790          90,696         116,144         662,378
  Cost of units
    redeemed                (23,135)     (3,478,853)       (743,183)     (4,387,221)        (28,226)       (225,583)       (894,149)
  Annuity benefit
    payments                      0          (2,909)         (1,175)        (39,778)              0            (273)           (437)
  Net transfers             291,688       9,270,318       2,199,184       5,783,833         482,188       1,268,766       5,513,126
  Contract
    maintenance
    charges                     (33)         (3,043)         (1,795)        (19,957)           (291)         (1,238)         (2,740)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
    Increase
      (decrease) in
      net assets
      from capital
      transactions          513,666      17,316,083       2,076,366       3,662,667         544,367       1,157,816       5,278,178
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets             479,064      17,588,504       2,604,716      (6,022,417)        607,492       1,070,625       5,016,626
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at
  beginning of
  period                          0      10,858,197       6,950,060      73,220,902         673,843       4,184,054       9,698,888
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period              $     479,064   $  28,446,701   $   9,554,776   $  67,198,485   $   1,281,335   $   5,254,679   $  14,715,514
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                 32,462         885,143          45,307          85,349           9,705          17,519          37,979
  Units redeemed             (3,666)       (268,094)        (54,000)       (167,475)         (2,996)        (35,782)        (55,446)
  Units transferred          42,727         715,733         159,132         206,133          51,635         202,429         346,216
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                71,523       1,332,782         150,439         124,007          58,344         184,166         328,749
Beginning units                   0         845,056         533,404       2,436,491          73,876         619,415         569,507
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                 71,523       2,177,838         683,843       2,560,498         132,220         803,581         898,256
                      =============   =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements.


(2)   For the period from January 4, 2001 (inception) to December 31, 2001.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                         Goldman                                                      International
                         Global          Global           Sachs          Growth-         Growth         High-Yield     Diversified
                          Bond          Equities        Research         Income       Opportunities       Bond          Equities
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)     (Class 1)(3)      (Class 1)     (Class 1)(5)      (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $     337,936   $    (173,161)  $      (2,267)  $    (430,073)  $      (3,560)  $   1,122,581   $    (155,058)
  Net realized gains
    (losses) from
    securities
    transactions              6,534         497,821          (3,339)      1,927,837          (2,172)     (2,924,220)       (332,724)
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments         (185,611)     (3,195,223)        (37,243)    (12,529,658)        (30,795)      1,148,825      (2,523,324)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations            158,859      (2,870,563)        (42,849)    (11,031,894)        (36,527)       (652,814)     (3,011,106)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold              136,127         314,795         116,025       3,061,810         117,095         293,326       1,542,097
  Cost of units
    redeemed               (324,977)       (982,145)         (4,908)     (4,251,327)        (14,617)     (3,222,011)       (639,157)
  Annuity benefit
    payments                      0          (1,416)              0         (35,340)              0            (559)         (5,729)
  Net transfers             138,100        (548,553)        238,964        (936,811)        475,136        (387,300)        958,311
  Contract
    maintenance
    charges                  (1,027)         (3,558)              0         (16,257)            (15)         (2,659)         (3,093)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
    Increase
      (decrease) in
      net assets
      from capital
      transactions          (51,777)     (1,220,877)        350,081      (2,177,925)        577,599      (3,319,203)      1,852,429
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets             107,082      (4,091,440)        307,232     (13,209,819)        541,072      (3,972,017)     (1,158,677)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at
  beginning of
  period                  4,592,958      15,070,175               0      62,749,770               0      13,928,263      12,441,749
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period              $   4,700,040   $  10,978,735   $     307,232   $  49,539,951   $     541,072   $   9,956,246   $  11,283,072
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                  8,785          16,290          14,241         110,337          17,677          21,087         150,902
  Units redeemed            (20,960)        (53,781)           (637)       (153,069)         (2,508)       (248,582)        (57,903)
  Units transferred           8,954         (30,072)         29,226         (47,709)         77,985         (25,323)        100,184
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                (3,221)        (67,563)         42,830         (90,441)         93,154        (252,818)        193,183
Beginning units             303,023         695,920               0       1,935,691               0       1,049,023         913,536
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                299,802         628,357          42,830       1,845,250          93,154         796,205       1,106,719
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


(3)   For the period from January 9, 2001 (inception) to December 31, 2001.

(5)   For the period from February 7, 2001 (inception) to December 31, 2001.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                      International        MFS             MFS             MFS
                        Growth &        Growth &         Mid-Cap          Total          Putnam           Real         SunAmerica
                         Income          Income          Growth          Return          Growth          Estate         Balanced
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $    (104,840)  $    (104,420)  $    (115,425)  $      76,087   $    (305,994)  $      32,852   $     100,931
  Net realized gains
    (losses) from
    securities
    transactions            121,428          (2,478)        849,863         506,429        (690,982)         33,754         348,891
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments       (2,375,985)     (2,149,952)     (2,939,865)       (657,783)     (5,569,583)         32,743      (3,635,715)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations         (2,359,397)     (2,256,850)     (2,205,427)        (75,267)     (6,566,559)         99,349      (3,185,893)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold              701,856         844,462         936,505       2,661,750         891,089         117,165         587,674
  Cost of units
    redeemed               (484,841)       (752,331)       (253,259)       (905,773)     (1,054,594)       (136,095)     (1,293,667)
  Annuity benefit
    payments                 (1,455)            (48)              0          (1,673)         (8,256)           (588)         (1,233)
  Net transfers           1,473,805       1,143,663       1,730,011       3,483,389      (1,779,035)        305,547         152,560
  Contract
    maintenance
    charges                  (2,553)         (3,249)         (2,891)         (3,585)         (7,767)           (685)         (7,501)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
    Increase
      (decrease) in
      net assets
      from capital
      transactions        1,686,812       1,232,497       2,410,366       5,234,108      (1,958,563)        285,344        (562,167)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets            (672,585)     (1,024,353)        204,939       5,158,841      (8,525,122)        384,693      (3,748,060)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at
  beginning of
  period                  9,789,272      11,658,911       7,825,813      10,897,865      25,486,018       2,466,900      21,703,160
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period              $   9,116,687   $  10,634,558   $   8,030,752   $  16,056,706   $  16,960,896   $   2,851,593   $  17,955,100
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                 56,285          41,796          61,493         126,441          40,793          10,649          37,447
  Units redeemed            (42,838)        (38,341)        (16,288)        (43,310)        (50,666)        (12,510)        (83,400)
  Units transferred         136,601          48,323         108,735         164,962         (99,272)         26,108           5,289
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding               150,048          51,778         153,940         248,093        (109,145)         24,247         (40,664)
Beginning units             698,555         502,203         444,486         508,441         997,394         227,262       1,236,604
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                848,603         553,981         598,426         756,534         888,249         251,509       1,195,940
                      =============   =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                                                Telecom         Worldwide
                                                              Technology        Utility        High Income
                                                              Portfolio        Portfolio        Portfolio
                                                             (Class 1)(4)      (Class 1)        (Class 1)
                                                            --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $       (2,325)  $       71,157   $      544,439
     Net realized gains (losses) from
         securities transactions                                   (20,707)        (186,455)        (668,908)
     Change in net unrealized appreciation
         (depreciation) of investments                             (12,959)        (642,768)        (147,507)
                                                            --------------   --------------   --------------

         Increase (decrease) in net assets from operations         (35,991)        (758,066)        (271,976)
                                                            --------------   --------------   --------------

From capital transactions:
     Net proceeds from units sold                                   95,167          246,210           77,878
     Cost of units redeemed                                        (18,519)        (501,946)        (546,984)
     Annuity benefit payments                                            0                0                0
     Net transfers                                                 311,647          228,542         (179,361)
     Contract maintenance charges                                      (16)          (1,508)          (1,896)
                                                            --------------   --------------   --------------
         Increase (decrease) in net assets
             from capital transactions                             388,279          (28,702)        (650,363)
                                                            --------------   --------------   --------------

Increase (decrease) in net assets                                  352,288         (786,768)        (922,339)
                                                            --------------   --------------   --------------

Net assets at beginning of period                                        0        5,224,524        6,271,482
                                                            --------------   --------------   --------------
Net assets at end of period                                 $      352,288   $    4,437,756   $    5,349,143
                                                            ==============   ==============   ==============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     22,580           19,173            5,271
     Units redeemed                                                 (4,976)         (39,368)         (37,999)
     Units transferred                                              84,429           20,028          (11,155)
                                                            --------------   --------------   --------------

Increase (decrease) in units outstanding                           102,033             (167)         (43,883)
Beginning units                                                          0          386,004          417,946
                                                            --------------   --------------   --------------

Ending units                                                       102,033          385,837          374,063
                                                            ==============   ==============   ==============

                See accompanying notes to financial statements.


(4)   For the period from January 19, 2001 (inception) to December 31, 2001.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is a segregated investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is an indirect wholly owned subsidiary of American International Group, Inc., a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account offers the following products: FSA Polaris, FSA Advisor, and FSA Polaris II. FSA Polaris II is a new product launched December 2, 2002.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of seventy-two variable investment portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the three currently available Class 2 investment portfolios of American Funds Insurance Series ("American Trust") (2) the four Class 1 or four Class 3 currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (3) the currently available investment portfolio of the Lord Abbett Series Fund, Inc. ("Lord Abbett Trust"), (4) the twenty-seven Class 1 or thirty Class 3 currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust") or (5) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"). The American Trust, the Anchor Trust, the Lord Abbett Trust, the SunAmerica Trust and the Van Kampen Trust (the "Trusts") are each diversified open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor and SunAmerica Trusts are affiliated investment companies. Participants may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by participants to the Variable Accounts and do not include balances allocated to the General Account.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the fair value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

         USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

         RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year reclassified presentation.

3.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: For FSA Polaris and FSA Polaris II the contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying statement of changes in net assets. There are no withdrawal charges under the FSA Advisor contract.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS (continued)

         CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $30 is charged against certain FSA Polaris and FSA Polaris II contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. There are not any contract maintenance charges under the FSA Advisor contract.

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio is 1.37%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

         TRANSFER FEE: A transfer fee of $25 may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year for FSA Polaris and FSA Polaris II contracts, and is recorded as a redemption in the accompanying statement of changes in net assets.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS

         The aggregate cost of the trust's shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2002 consist of the following:

                                                                    Cost of Shares           Proceeds from
         Variable Accounts                                                Acquired             Shares Sold
         -----------------                                                --------             -----------
         AMERICAN TRUST:
         Global Growth Portfolio (Class 2) *                          $        111            $         11
         Growth Portfolio (Class 2) *                                          213                     110
         Growth-Income Portfolio (Class 2) *                                   113                      11

         ANCHOR TRUST:
         Capital Appreciation Portfolio (Class 1)                     $  4,479,148            $  6,871,962
         Government and Quality Bond Portfolio (Class 1)                42,179,477              21,386,303
         Growth Portfolio (Class 1)                                      2,393,745               3,138,496
         Natural Resources Portfolio (Class 1)                           1,922,394               1,016,927
         Capital Appreciation Portfolio (Class 3) *                            111                      11
         Government and Quality Bond Portfolio (Class 3) *                     110                      10
         Growth Portfolio (Class 3) *                                          113                      11
         Natural Resources Portfolio (Class 3) *                               110                      10

         LORD ABBETT TRUST:
         Growth & Income Portfolio *                                  $        112            $         11

         SUNAMERICA TRUST:
         Aggressive Growth Portfolio (Class 1)                        $  1,005,657            $  2,821,838
         Alliance Growth Portfolio (Class 1)                             4,452,936              12,690,222
         Asset Allocation Portfolio (Class 1)                            1,122,095               4,202,009
         Blue Chip Growth Portfolio (Class 1)                            1,348,373                 591,091
         Cash Management Portfolio (Class 1)                           414,378,388             414,066,898
         Corporate Bond Portfolio (Class 1)                              5,986,532               4,149,656
         Davis Venture Value Portfolio (Class 1)                         3,526,416              12,098,750
         "Dogs" of Wall Street Portfolio (Class 1)                       4,109,754               2,257,530
         Emerging Markets Portfolio (Class 1)                           48,911,287              50,874,556
         Federated Value Portfolio (Class 1)                             4,093,257               6,764,624
         Global Bond Portfolio (Class 1)                                   768,451               1,243,879
         Global Equities Portfolio (Class 1)                            14,049,961              16,191,472


         * For the period from December 2, 2002 (inception) to December 31,
         2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                           Cost of Shares           Proceeds from
         Variable Accounts                                                       Acquired             Shares Sold
         -----------------                                                       --------             -----------
         SUNAMERICA TRUST (continued):
         Goldman Sachs Research Portfolio (Class 1)                          $    857,304            $    490,922
         Growth-Income Portfolio (Class 1)                                      7,910,429              14,267,444
         Growth Opportunities Portfolio (Class 1)                                 758,717                 476,692
         High-Yield Bond Portfolio (Class 1)                                   11,063,159               9,626,811
         International Diversified Equities Portfolio (Class 1)               120,746,453             125,066,455
         International Growth and Income Portfolio (Class 1)                  190,380,930             193,911,386
         MFS Growth and Income Portfolio (Class 1)                              2,325,220               2,061,996
         MFS Mid-Cap Growth Portfolio (Class 1)                                 2,130,768               1,446,460
         MFS Total Return Portfolio (Class 1)                                  10,594,523               7,142,921
         Putnam Growth Portfolio (Class 1)                                        652,054               3,644,071
         Real Estate Portfolio (Class 1)                                        2,813,347               2,122,482
         SunAmerica Balanced Portfolio (Class 1)                                1,521,462               3,780,636
         Technology Portfolio (Class 1)                                           381,367                 157,598
         Telecom Portfolio (Class 1)                                              824,077               1,428,818
         Worldwide High Income Portfolio (Class 1)                              3,236,473               3,743,695
         Aggressive Growth Portfolio (Class 3) *                                      113                      12
         Alliance Growth Portfolio (Class 3) *                                        112                      11
         Asset Allocation Portfolio (Class 3) *                                       111                      11
         Blue Chip Growth Portfolio (Class 3) *                                       113                      11
         Cash Management Portfolio (Class 3) *                                        284                     117
         Corporate Bond Portfolio (Class 3) *                                         111                      10
         Davis Venture Value Portfolio (Class 3) *                                    111                      11
         "Dogs" of Wall Street Portfolio (Class 3) *                                  112                      11
         Emerging Markets Portfolio (Class 3) *                                       110                      10
         Federated Value Portfolio (Class 3) *                                        111                      11
         Foreign Value Portfolio (Class 3) *                                          112                      11
         Global Bond Portfolio (Class 3) *                                            110                      10
         Global Equities Portfolio (Class 3) *                                        112                      11
         Goldman Sachs Research Portfolio (Class 3) *                                 112                      11
         Growth Opportunities Portfolio (Class 3) *                                   113                      12
         Growth-Income Portfolio (Class 3) *                                          110                      11
         High-Yield Bond Portfolio (Class 3) *                                        111                      10
         International Diversified Equities Portfolio (Class 3) *                     111                      11


         * For the period from December 2, 2002 (inception) to December 31,
         2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                 Cost of Shares      Proceeds from
         Variable Accounts                                             Acquired        Shares Sold
         -----------------                                             --------        -----------
         SUNAMERICA TRUST (continued):
         International Growth & Income Portfolio (Class 3) *               $112               $ 11
         Marsico Growth Portfolio (Class 3) *                               111                 11
         MFS Growth & Income Portfolio (Class 3) *                          111                 11
         MFS Mid Cap Growth Portfolio (Class 3) *                           112                 11
         MFS Total Return Portfolio (Class 3) *                             111                 11
         Putnam Growth Portfolio (Class 3) *                                111                 11
         Real Estate Portfolio (Class 3) *                                  110                 10
         Small & Mid Cap Value Portfolio (Class 3) *                        112                 12
         SunAmerica Balanced Portfolio (Class 3) *                          112                 11
         Technology Portfolio (Class 3) *                                   115                 14
         Telecom Utility Portfolio (Class 3) *                              110                 10
         Worldwide High Income Portfolio (Class 3) *                        210                110

         VAN KAMPEN TRUST:
         Comstock Portfolio (Class II) *                                   $111               $ 11
         Emerging Growth Portfolio (Class II) *                             112                 11
         Growth & Income Portfolio (Class II) *                             111                 11


         * For the period from December 2, 2002 (inception) to December 31,
         2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES

         A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2002 and 2001, follows:

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
    Global Growth Portfolio (Class 2)

        2002              9                 10.95                    95             1.52%               0%(4)      -5.15%(4)
        2001              -                     -                     -                -                -              -

    Growth Portfolio (Class 2)

        2002              8                 10.88                    91             1.52%               0%(4)      -9.52%(4)
        2001              -                     -                     -                -                -              -

    Growth Income Portfolio (Class 2)

        2002              9                 10.88                    94             1.52%               0%(4)      -6.17%(4)
        2001              -                     -                     -                -                -              -

    Capital Appreciation Portfolio (Class 1)

        2002      1,009,913                 25.79            26,050,264             1.52%            0.00%        -23.83%
        2001      1,094,258                 33.86            37,056,371             1.52%            0.24%        -13.91%

    Government and Quality Bond Portfolio (Class 1)

        2002      2,716,283                 16.50            44,829,134             1.52%            4.61%          7.65%
        2001      1,470,891                 15.33            22,549,341             1.52%            4.46%          5.31%

    Growth Portfolio (Class 1)

        2002        639,847                 20.86            13,347,034             1.52%            0.36%        -23.34%
        2001        668,099                 27.21            18,178,363             1.52%            0.15%        -14.40%

    Natural Resources Portfolio (Class 1)

        2002        211,766                 15.29             3,238,456             1.52%            0.91%          6.75%
        2001        168,114                 14.33             2,408,347             1.52%            0.42%         -2.58%

    Capital Appreciation Portfolio (Class 3)

        2002              4                 25.79                    93             1.52%               0%(4)      -6.77%(4)
        2001              -                     -                     -                -                -              -

    Government and Quality Bond Portfolio (Class 3)

        2002              6                 16.47                   102             1.52%               0%(4)       1.78%(4)
        2001              -                     -                     -                 -                -             -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
     Growth Portfolio (Class 3)

         2002               5               20.85                    95             1.52%              0%(4)       -5.82%(4)
         2001               -                   -                     -                -               -               -

     Natural Resources Portfolio (Class 3)

         2002               7               15.27                   104             1.52%              0%(4)        3.90%(4)
         2001               -                   -                     -                -               -               -

     Growth & Income Portfolio (Class VC)

         2002              12                8.18                    95             1.52%              0%(4)       -5.59%(4)
         2001               -                   -                     -                -               -               -

     Aggressive Growth Portfolio (Class 1)

         2002         803,064               10.12             8,129,261             1.52%           0.29%         -25.83%
         2001         951,741               13.65            12,989,561             1.52%           0.36%         -32.71%

     Alliance Growth Portfolio (Class 1)

         2002       1,771,359               22.08            39,103,613             1.52%           0.26%         -32.33%
         2001       2,087,816               32.62            68,106,499             1.52%           0.00%         -15.29%

     Asset Allocation Portfolio (Class 1)

         2002         715,214               16.95            12,122,947             1.52%           3.43%          -8.94%
         2001         912,870               18.61            16,991,917             1.52%           3.31%          -4.29%

     Blue Chip Growth Portfolio (Class 1)

         2002         197,222                4.66               919,545             1.52%           0.32%         -30.35%
         2001          71,523                6.69               479,064             1.52%           0.08%(5)      -21.91%(5)

     Cash Management Portfolio (Class 1)

         2002       2,120,213               13.04            27,666,979             1.52%           5.08%          -0.16%
         2001       2,177,838               13.06            28,446,701             1.52%           5.30%           2.12%

     Corporate Bond Portfolio (Class 1)

         2002         769,655               14.79            11,381,271             1.52%           6.85%           5.84%
         2001         683,843               13.97             9,554,776             1.52%           5.88%           5.93%

     Davis Venture Value Portfolio (Class 1)

         2002       2,185,704               21.52            47,039,545             1.52%           0.58%         -18.00%
         2001       2,560,498               26.25            67,198,485             1.52%           0.49%         -12.67%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
     "Dogs" of Wall Street Portfolio (Class 1)

         2002         321,081                8.92             2,863,752           1.52%             1.68%          -7.97%
         2001         132,220                9.69             1,281,335           1.52%             2.56%           6.24%

     Emerging Markets Portfolio (Class 1)

         2002         560,976                5.98             3,351,330           1.52%             0.20%          -8.55%
         2001         803,581                6.54             5,254,679           1.52%             0.28%          -3.19%

     Federated Value Portfolio (Class 1)

         2002         689,455               12.94             8,924,710           1.52%             1.02%         -20.98%
         2001         898,256               16.38            14,715,514           1.52%             1.44%          -3.81%

     Global Bond Portfolio (Class 1)

         2002         265,801               16.36             4,348,421           1.52%             1.67%           4.36%
         2001         299,802               15.68             4,700,040           1.52%             8.66%           3.43%

     Global Equities Portfolio (Class 1)

         2002         475,243               12.59             5,982,669           1.52%             0.00%         -27.95%
         2001         628,357               17.47            10,978,735           1.52%             0.08%         -19.31%

     Goldman Sachs Research Portfolio (Class 1)

         2002          95,735                5.08               486,500           1.52%             0.00%         -29.17%
         2001          42,830                7.17               307,232           1.52%             0.00%(6)      -26.32%(6)

     Growth-Income Portfolio (Class 1)

         2002       1,565,450               20.85            32,639,759           1.52%             0.82%         -22.34%
         2001       1,845,250               26.85            49,539,951           1.52%             0.73%         -17.18%

     Growth Opportunities Portfolio (Class 1)

         2002         145,691                3.44               501,574           1.52%             0.00%         -40.71%
         2001          93,154                5.81               541,072           1.52%             0.02%(8)      -34.23%(8)

     High-Yield Bond Portfolio (Class 1)

         2002         832,552               11.61             9,657,821           1.52%            13.09%          -7.23%
         2001         796,205               12.51             9,956,246           1.52%            10.36%          -5.78%

     International Diversified Equities Portfolio (Class 1)

         2002         792,414                7.17             5,691,038           1.52%             0.00%         -29.63%
         2001       1,106,719               10.20            11,283,072           1.52%             0.00%         -25.11%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
     International Growth & Income Portfolio (Class 1)

         2002         701,797                8.37             5,867,467           1.52%             0.33%         -22.12%
         2001         848,603               10.74             9,116,687           1.52%             0.29%         -23.39%

     MFS Growth - Income Portfolio (Class 1)

         2002         567,941               14.94             8,484,530           1.52%             0.78%         -22.18%
         2001         553,981               19.20            10,634,558           1.52%             0.57%         -17.31%

     MFS Mid-Cap Growth Portfolio (Class 1)

         2002         666,404                6.98             4,653,371           1.52%             0.00%         -47.97%
         2001         598,426               13.42             8,030,752           1.52%             0.00%         -23.78%

     MFS Total Return Portfolio (Class 1)

         2002         903,191               19.89            17,966,421           1.52%             1.92%          -6.28%
         2001         756,534               21.22            16,056,706           1.52%             2.22%          -0.97%

     Putnam Growth Portfolio (Class 1)

         2002         707,074               13.83             9,779,310           1.52%             0.17%         -27.57%
         2001         888,249               19.10            16,960,896           1.52%             0.00%         -25.27%

     Real Estate Portfolio (Class 1)

         2002         304,254               11.86             3,608,508           1.52%             2.68%           4.60%
         2001         251,509               11.34             2,851,593           1.52%             2.98%           4.45%

     SunAmerica Balanced Portfolio (Class 1)

         2002       1,013,190               12.55            12,707,426           1.52%             2.51%         -16.45%
         2001       1,195,940               15.02            17,955,100           1.52%             2.06%         -14.45%

     Technology Portfolio (Class 1)

         2002         199,441                1.72               343,634           1.52%             0.00%         -50.12%
         2001         102,033                3.45               352,288           1.52%             0.00%(7)      -48.41%(7)

     Telecom Utility Portfolio (Class 1)

         2002         294,108                8.64             2,539,689           1.52%             8.82%         -24.92%
         2001         385,837               11.50             4,437,756           1.52%             3.03%         -15.02%

     Worldwide High Income Portfolio (Class 1)

         2002         308,909               14.03             4,333,598           1.52%            12.11%          -1.89%
         2001         374,063               14.30             5,349,143           1.52%            11.13%          -4.70%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
     Aggressive Growth Portfolio (Class 3)

         2002               9               10.08                    95           1.52%             0%(4)       -5.28%(4)
         2001               -                   -                     -              -              -               -

     Alliance Growth Portfolio (Class 3)

         2002               4               21.94                    93           1.52%             0%(4)       -7.72%(4)
         2001               -                   -                     -              -              -               -

     Asset Allocation Portfolio (Class 3)

         2002               6               16.89                    99           1.52%             0%(4)       -1.71%(4)
         2001               -                   -                     -              -              -               -

     Blue Chip Growth Portfolio (Class 3)

         2002              20                4.66                    93           1.52%             0%(4)       -7.79%(4)
         2001               -                   -                     -              -              -               -

     Cash Management Portfolio (Class 3)

         2002              13               13.02                   167           1.52%             0%(4)       -0.05%(4)
         2001               -                   -                     -              -              -               -

     Corporate Bond Portfolio (Class 3)

         2002               7               14.70                   103           1.52%             0%(4)        2.26%(4)
         2001               -                   -                     -              -              -               -

     Davis Venture Value Portfolio (Class 3)

         2002               5               21.46                    97           1.52%             0%(4)       -3.28%(4)
         2001               -                   -                     -              -              -               -

     "Dogs" of Wall Street Portfolio (Class 3)

         2002              11                8.90                    98           1.52%             0%(4)       -2.99%(4)
         2001               -                   -                     -              -              -               -

     Emerging Markets Portfolio (Class 3)

         2002              16                5.96                    96           1.52%             0%(4)       -4.09%(4)
         2001               -                   -                     -              -              -               -

     Federated Value Portfolio (Class 3)

         2002               8               12.91                    97           1.52%             0%(4)       -3.15%(4)
         2001               -                   -                     -              -              -               -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
     Foreign Value Portfolio (Class 3)

         2002              10                9.41                    95           1.52%             0%(4)       -5.55%(4)
         2001               -                   -                     -              -              -               -

     Global Bond Portfolio (Class 3)

         2002               6               16.32                   102           1.52%             0%(4)        1.73%(4)
         2001               -                   -                     -              -              -               -

     Global Equities Portfolio (Class 3)

         2002               8               12.55                    96           1.52%             0%(4)       -4.63%(4)
         2001               -                   -                     -              -              -               -

     Goldman Sachs Research Portfolio (Class 3)

         2002              19                5.06                    94           1.52%             0%(4)       -6.13%(4)
         2001               -                   -                     -              -              -               -

     Growth-Income Portfolio (Class 3)

         2002               5               20.79                    96           1.52%             0%(4)       -4.27%(4)
         2001               -                   -                     -              -              -               -

     Growth Opportunities Portfolio (Class 3)

         2002              26                3.44                    91           1.52%             0%(4)       -9.56%(4)
         2001               -                   -                     -              -              -               -

     High-Yield Bond Portfolio (Class 3)

         2002               9               11.59                   101           1.52%             0%(4)        0.45%(4)
         2001               -                   -                     -              -              -               -

     International Diversified Equities Portfolio (Class 3)

         2002              14                7.17                    99           1.52%             0%(4)       -1.64%(4)
         2001               -                   -                     -              -              -               -

     International Growth and Income Portfolio (Class 3)

         2002              12                8.33                    98           1.52%             0%(4)       -2.84%(4)
         2001               -                   -                     -              -              -               -

     Marsico Growth Portfolio (Class 3)

         2002              13                7.43                    95           1.52%             0%(4)       -5.19%(4)
         2001               -                   -                     -              -              -               -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)


                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year              Units          Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----              -----          --------------      ---------------       ----------       ----------    ----------
     MFS Growth and Income Portfolio (Class 3)

         2002               6                14.93                   95            1.52%            0%(4)       -4.98%(4)
         2001               -                    -                    -               -             -               -

     MFS Mid Cap Growth Portfolio (Class 3)

         2002              14                 6.96                   94            1.52%            0%(4)       -6.17%(4)
         2001               -                    -                    -               -             -               -

     MFS Total Return Portfolio (Class 3)

         2002               5                19.85                   98            1.52%            0%(4)       -2.46%(4)
         2001               -                    -                    -               -             -               -

     Putnam Growth Portfolio (Class 3)

         2002               7                13.78                   94            1.52%            0%(4)       -6.47%(4)
         2001               -                    -                    -               -             -               -

     Real Estate Portfolio (Class 3)

         2002               9                11.84                  101            1.52%            0%(4)        0.99%(4)
         2001               -                    -                    -               -             -               -

     Small & Mid Cap Value Portfolio (Class 3)

         2002              10                10.12                   97            1.52%            0%(4)       -3.27%(4)
         2001               -                    -                    -               -             -               -

     SunAmerica Balanced Portfolio (Class 3)

         2002               8                12.51                   97            1.52%            0%(4)       -3.76%(4)
         2001               -                    -                    -               -             -               -

     Technology Portfolio (Class 3)

         2002              49                 1.72                   84            1.52%            0%(4)      -16.19%(4)
         2001               -                    -                    -               -             -               -

     Telecom Utility Portfolio (Class 3)

         2002              12                 8.62                  102            1.52%            0%(4)        1.51%(4)
         2001               -                    -                    -               -             -               -

     Worldwide High Income Portfolio (Class 3)

         2002               7                13.99                  101            1.52%            0%(4)        0.88%(4)
         2001               -                    -                    -               -             -               -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year              Units          Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----              -----          --------------      ---------------       ----------       ----------    ----------
     Comstock Portfolio (Class II)

         2002              12                 8.15                   96            1.52%            0%(4)       -4.54%(4)
         2001               -                    -                    -               -             -               -

     Emerging Growth Portfolio (Class II)

         2002              13                 7.00                   93            1.52%            0%(4)       -7.90%(4)
         2001               -                    -                    -               -             -               -

     Growth and Income Portfolio (Class II)

         2002              11                 8.79                   98            1.52%            0%(4)       -2.44%(4)
         2001               -                    -                    -               -             -               -


----------
(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(3) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

(4)   For the period from December 2, 2002 (inception) to December 31, 2002.

(5)   For the period from January 4, 2001 (inception) to December 31, 2001.

(6)   For the period from January 9, 2001 (inception) to December 31, 2001.

(7)   For the period from January 19, 2001 (inception) to December 31, 2001.

(8)   For the period from February 7, 2001 (inception) to December 31, 2001.